UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07455

                                                 Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Allocator Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—84.0%
Consumer Discretionary Select Sector SPDR Fund	446,930	$29,868
Consumer Staples Select Sector SPDR Fund	672,640	28,910
Energy Select Sector SPDR Fund	333,950	29,558
Financial Select Sector SPDR Fund	1,362,320	29,780
Health Care Select Sector SPDR Fund	525,160	29,115
Industrial Select Sector SPDR Fund	576,010	30,102
iShares iBoxx $ High Yield Corporate Bond Fund	529,870	49,214
iShares iBoxx Investment Grade Corporate Bond Fund	424,670	48,502
iShares MSCI Canada Index Fund	600,007	17,496
iShares MSCI Emerging Markets Index Fund	1,295,070	54,095
iShares MSCI Japan Index Fund	1,723,630	20,908
iShares MSCI Pacific Ex-Japan Index Fund	187,280	8,752
Materials Select Sector SPDR Fund	653,620	30,210
SPDR S&P 500® ETF Trust Series 1	363,670	67,159
Technology Select Sector SPDR Fund	836,190	29,886
Vanguard FTSE Europe ETF	1,066,750	62,725

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $494,269)		566,280

TOTAL LONG TERM INVESTMENTS—84.0% (Identified cost $494,269)		566,280

SHORT-TERM INVESTMENTS—17.1%
Money Market Mutual Funds—17.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	114,965,942	114,966

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $114,966)		114,966

TOTAL INVESTMENTS—101.1% (Identified Cost $609,235)		681,246	(1)
Other assets and liabilities, net—(1.1)%		(7,124)

NET ASSETS—100.0%		$674,122

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$566,280	$566,280
Short-Term Investments	114,966	114,966

Total Investments	$681,246	$681,246

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—85.8%
Consumer Discretionary—14.4%
Amazon.com, Inc.(2)	19,470	$7,764
AutoNation, Inc.(2)	3,410	169
AutoZone, Inc.(2)	1,870	894
Bed Bath & Beyond, Inc.(2)	11,160	896
Best Buy Co., Inc.	14,280	569
BorgWarner, Inc.	11,890	665
Cablevision Systems Corp. Class A	10,880	195
CarMax, Inc.(2)	11,670	549
Carnival Corp.	23,030	925
CBS Corp. Class B	29,310	1,868
Chipotle Mexican Grill, Inc.(2)	1,630	868
Coach, Inc.	14,650	822
Comcast Corp. Class A	137,020	7,120
Darden Restaurants, Inc.	6,750	367
Delphi Automotive plc	14,630	880
DIRECTV Class A(2)	25,690	1,775
Discovery Communications, Inc. Class A(2)	11,830	1,070
Dollar General Corp.(2)	15,490	934
Dollar Tree, Inc.(2)	10,720	605
Expedia, Inc.	5,570	388
Family Dollar Stores, Inc.	5,010	325
Ford Motor Co.	207,380	3,200
Fossil Group, Inc.(2)	2,530	303
GameStop Corp. Class A	6,060	298
Gannett Co., Inc.	11,610	343
Gap, Inc. (The)	14,130	552
Garmin Ltd.(3)	6,380	295
General Motors Co.(2)	59,880	2,447
Genuine Parts Co.	8,060	670
Goodyear Tire & Rubber Co. (The)	12,900	308
Graham Holdings Co.(2)	230	153
H&R Block, Inc.	14,280	415
Harley-Davidson, Inc.	11,550	800
Harman International Industries, Inc.	3,530	289
Hasbro, Inc.	6,110	336
Home Depot, Inc. (The)	74,040	6,096
Horton (D.R.), Inc.(2)	14,540	324
Host Hotels & Resorts, Inc.	30,000	583
International Game Technology	12,980	236
Interpublic Group of Cos., Inc. (The)	21,910	388
Johnson Controls, Inc.	36,020	1,848
Kohl’s Corp.	10,450	593

	SHARES	VALUE
Consumer Discretionary—(continued)
L Brands, Inc.	12,740	$788
Leggett & Platt, Inc.	7,470	231
Lennar Corp. Class A	8,740	346
Lowe’s Cos., Inc.	54,990	2,725
Macy’s, Inc.	19,390	1,035
Marriott International, Inc.	11,640	575
Mattel, Inc.	17,760	845
McDonald’s Corp.	52,310	5,076
Michael Kors Holdings Ltd.(2)	9,380	762
Mohawk Industries, Inc.(2)	3,230	481
Netflix, Inc.(2)	3,150	1,160
Newell Rubbermaid, Inc.	15,110	490
News Corp. Class A(2)	26,182	472
NIKE, Inc. Class B	39,290	3,090
Nordstrom, Inc.	7,570	468
O’Reilly Automotive, Inc.(2)	5,630	725
Omnicom Group, Inc.	13,450	1,000
PetSmart, Inc.	5,390	392
Phillips-Van Heusen Corp.	4,310	586
priceline.com, Inc.(2)	2,720	3,162
PulteGroup, Inc.	17,710	361
Ralph Lauren Corp.	3,150	556
Ross Stores, Inc.	11,320	848
Scripps Networks Interactive, Inc. Class A	5,790	500
Staples, Inc.	35,340	562
Starbucks Corp.	39,620	3,106
Starwood Hotels & Resorts Worldwide, Inc.	9,980	793
Target Corp.	33,480	2,118
Tiffany & Co.	5,820	540
Time Warner Cable, Inc.	14,730	1,996
Time Warner, Inc.	47,570	3,317
TJX Cos., Inc.	37,390	2,383
TripAdvisor, Inc.(2)	5,780	479
Twenty-First Century Fox, Inc.	103,180	3,630
Urban Outfitters, Inc.(2)	5,770	214
VF Corp.	18,540	1,156
Viacom, Inc. Class B	21,330	1,863
Walt Disney Co. (The)	85,920	6,564
Whirlpool Corp.	4,110	645
Wyndham Worldwide Corp.	6,890	508
Wynn Resorts Ltd.	4,270	829
Yum! Brands, Inc.	23,400	1,769

		109,271

1

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—14.3%
Anadarko Petroleum Corp.	36,160	$2,868
Apache Corp.	28,400	2,441
Baker Hughes, Inc.	36,240	2,003
Cabot Oil & Gas Corp.	56,350	2,184
Cameron International Corp.(2)	23,530	1,401
Chesapeake Energy Corp.	41,510	1,127
Chevron Corp.	121,180	15,137
ConocoPhillips	55,850	3,946
CONSOL Energy, Inc.	22,610	860
Denbury Resources, Inc.(2)	45,170	742
Devon Energy Corp.	27,170	1,681
Diamond Offshore Drilling, Inc.	7,080	403
Ensco plc Class A	14,320	819
EOG Resources, Inc.	20,530	3,446
EQT Corp.	9,240	830
Exxon Mobil Corp.	181,880	18,406
FMC Technologies, Inc.(2)	26,240	1,370
Halliburton Co.	62,670	3,180
Helmerich & Payne, Inc.	6,650	559
Hess Corp.	21,820	1,811
Kinder Morgan, Inc.	41,530	1,495
Marathon Oil Corp.	50,270	1,774
Marathon Petroleum Corp.	18,570	1,703
Murphy Oil Corp.	14,620	949
Nabors Industries Ltd.	29,510	501
National Oilwell Varco, Inc.	33,520	2,666
Newfield Exploration Co.(2)	8,340	205
Noble Corp plc	15,630	586
Noble Energy, Inc.	30,200	2,057
Occidental Petroleum Corp.	43,230	4,111
Peabody Energy Corp.	24,260	474
Phillips 66	37,020	2,855
Pioneer Natural Resources Co.	19,940	3,670
QEP Resources, Inc.	10,990	337
Range Resources Corp.	15,830	1,335
Rowan Cos. plc Class A(2)	20,730	733
Schlumberger Ltd.	84,800	7,641
Southwestern Energy Co.(2)	27,670	1,088
Spectra Energy Corp.	55,490	1,977
Tesoro Corp.	25,770	1,508
Transocean Ltd.	20,910	1,033
Valero Energy Corp.	46,470	2,342
Williams Cos., Inc. (The)	59,500	2,295

	SHARES	VALUE
Energy—(continued)
WPX Energy, Inc.(2)	12,310	$251

		108,800

Financials—13.9%
ACE Ltd.	13,380	1,385
Aflac, Inc.	18,570	1,240
Allstate Corp. (The)	18,350	1,001
American Express Co.	36,690	3,329
American International Group, Inc.	58,900	3,007
American Tower Corp.	15,630	1,248
Ameriprise Financial, Inc.	7,810	898
AON plc	12,090	1,014
Apartment Investment & Management Co. Class A	5,550	144
Assurant, Inc.	2,980	198
AvalonBay Communities, Inc.	4,840	572
Bank of America Corp.	424,860	6,615
Bank of New York Mellon Corp. (The)	45,900	1,604
BB&T Corp.	28,200	1,052
Berkshire Hathaway, Inc. Class B(2)	71,810	8,514
BlackRock, Inc.	5,110	1,617
Boston Properties, Inc.	6,070	609
Capital One Financial Corp.	22,970	1,760
CBRE Group, Inc.(2)	10,670	281
Charles Schwab Corp. (The)	46,220	1,202
Chubb Corp. (The)	10,050	971
Cincinnati Financial Corp.	5,740	301
Citigroup, Inc.	120,820	6,296
CME Group, Inc.	12,480	979
Comerica, Inc.	7,360	350
Discover Financial Services	19,150	1,071
E*Trade Financial Corp.(2)	11,030	217
Equity Residential	13,180	684
Fifth Third Bancorp	35,160	739
Franklin Resources, Inc.	16,090	929
General Growth Properties, Inc.	21,930	440
Genworth Financial, Inc. Class A(2)	19,540	303
Goldman Sachs Group, Inc. (The)	16,790	2,976
Hartford Financial Services Group, Inc. (The)	18,000	652
HCP, Inc.	18,000	654
Health Care REIT, Inc.	11,270	604
Hudson City Bancorp, Inc.	18,810	177
Huntington Bancshares, Inc.	33,340	322
IntercontinentalExchange Group, Inc.(2)	4,640	1,044

2

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Invesco Ltd.	17,520	$638
JPMorgan Chase & Co.	149,740	8,757
KeyCorp	35,720	479
Kimco Realty Corp.	16,210	320
Legg Mason, Inc.	4,320	188
Leucadia National Corp.	12,320	349
Lincoln National Corp.	10,410	537
Loews Corp.	12,040	581
M&T Bank Corp.	5,180	603
Macerich Co. (The)	5,480	323
Marsh & McLennan Cos., Inc.	21,750	1,052
McGraw-Hill Cos., Inc. (The)	10,730	839
MetLife, Inc.	44,670	2,409
Moody’s Corp.	7,720	606
Morgan Stanley	55,470	1,739
NASDAQ OMX Group, Inc. (The)	4,560	181
Northern Trust Corp.	8,870	549
People’s United Financial, Inc.	12,190	184
Plum Creek Timber Co., Inc.	7,090	330
PNC Financial Services Group, Inc.	21,200	1,645
Principal Financial Group, Inc.	10,770	531
Progressive Corp. (The)	21,730	593
Prologis, Inc.	19,730	729
Prudential Financial, Inc.	18,410	1,698
Public Storage	5,730	862
Regions Financial Corp.	55,600	550
Simon Property Group, Inc.	12,300	1,872
SLM Corp.	17,260	454
State Street Corp.	17,650	1,295
SunTrust Banks, Inc.	21,340	785
T. Rowe Price Group, Inc.	10,230	857
Torchmark Corp.	3,570	279
Travelers Cos., Inc. (The)	14,410	1,305
U.S. Bancorp	72,750	2,939
Unum Group	10,280	361
Ventas, Inc.	11,530	660
Vornado Realty Trust	6,920	614
Wells Fargo & Co.	190,940	8,669
Weyerhaeuser Co.	23,320	736
XL Group plc	11,160	355
Zions Bancorp	7,340	220

		105,672

	SHARES	VALUE
Industrials—14.5%
3M Co.	38,390	$5,384
ADT Corp. (The)	11,520	466
Allegion plc(2)	5,087	225
Ametek, Inc.	14,070	741
Avery Dennison Corp.	18,260	916
Boeing Co. (The)	42,270	5,769
Caterpillar, Inc.	39,720	3,607
Cintas Corp.	7,230	431
CSX Corp.	71,530	2,058
Cummins, Inc.	18,790	2,649
Danaher Corp.	39,420	3,043
Deere & Co.	25,190	2,301
Delta Air Lines, Inc.	50,090	1,376
Dover Corp.	12,000	1,158
Dun & Bradstreet Corp.	2,260	277
Eaton Corp. plc	33,960	2,585
Emerson Electric Co.	43,640	3,063
Equifax, Inc.	9,510	657
Expeditors International of Washington, Inc.	11,890	526
Fastenal Co.	15,830	752
FedEx Corp.	18,670	2,684
Flowserve Corp.	8,100	639
Fluor Corp.	13,820	1,110
General Dynamics Corp.	21,320	2,037
General Electric Co.	438,850	12,301
Grainger (W.W.), Inc.	4,730	1,208
Honeywell International, Inc.	48,470	4,429
Illinois Tool Works, Inc.	25,410	2,136
Ingersoll-Rand plc	15,680	966
Iron Mountain, Inc.	9,800	297
Jacobs Engineering Group, Inc.(2)	7,660	482
Joy Global, Inc.	6,200	363
Kansas City Southern	6,430	796
L-3 Communications Holdings, Inc.	5,220	558
Lockheed Martin Corp.	16,660	2,477
Masco Corp.	23,260	530
Nielsen Holdings NV	14,720	675
Norfolk Southern Corp.	21,330	1,980
Northrop Grumman Corp.	13,950	1,599
PACCAR, Inc.	24,110	1,427
Pall Corp.	9,440	806
Parker Hannifin Corp.	10,950	1,409
PentAir, Inc.	11,600	901
Pitney Bowes, Inc.	13,470	314

3

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Precision Castparts Corp.	8,460	$2,278
Quanta Services, Inc.(2)	12,310	388
Raytheon Co.	20,550	1,864
Republic Services, Inc.	15,740	523
Robert Half International, Inc.	11,310	475
Robinson (C.H.) Worldwide, Inc.	8,820	515
Rockwell Automation, Inc.	10,430	1,232
Rockwell Collins, Inc.	10,050	743
Roper Industries, Inc.	5,880	815
Ryder System, Inc.	5,540	409
Snap-On, Inc.	3,390	371
Southwest Airlines Co.	44,720	843
Stanley Black & Decker, Inc.	9,220	744
Stericycle, Inc.(2)	5,010	582
Textron, Inc.	20,410	750
Tyco International Ltd.	27,280	1,120
Union Pacific Corp.	29,350	4,931
United Parcel Service, Inc. Class B	42,590	4,475
United Technologies Corp.	51,350	5,844
Waste Management, Inc.	28,070	1,259
Xylem, Inc.	10,670	369

		110,638

Information Technology—12.9%
Accenture plc Class A	20,160	1,658
Adobe Systems, Inc.(2)	15,410	923
Akamai Technologies, Inc.(2)	6,520	308
Alliance Data Systems Corp.(2)	1,530	402
Altera Corp.	10,970	357
Amphenol Corp. Class A	5,510	491
Analog Devices, Inc.	10,470	533
Apple, Inc.	28,550	16,020
Applied Materials, Inc.	39,160	693
Autodesk, Inc.(2)	7,800	393
Automatic Data Processing, Inc.	15,610	1,261
Broadcom Corp. Class A	17,720	525
CA, Inc.	11,010	370
Cisco Systems, Inc.	169,520	3,806
Citrix Systems, Inc.(2)	6,450	408
Cognizant Technology Solutions Corp. Class A(2)	10,010	1,011
Computer Sciences Corp.	5,040	282
Corning, Inc.	46,790	834
eBay, Inc.(2)	37,580	2,063
Electronic Arts, Inc.(2)	10,500	241

	SHARES	VALUE
Information Technology—(continued)
EMC Corp.	66,120	$1,663
F5 Networks, Inc.(2)	2,460	224
Facebook, Inc. Class A(2)	52,440	2,866
Fidelity National Information Services, Inc.	10,200	548
First Solar, Inc.(2)	2,160	118
Fiserv, Inc.(2)	8,810	520
FLIR Systems, Inc.	4,950	149
Google, Inc. Class A(2)	8,870	9,941
Harris Corp.	3,780	264
Hewlett-Packard Co.	50,580	1,415
Intel Corp.	134,400	3,489
International Business Machines Corp.	32,390	6,075
Intuit, Inc.	9,430	720
Jabil Circuit, Inc.	6,970	122
Juniper Networks, Inc.(2)	16,810	379
KLA-Tencor Corp.	5,760	371
Lam Research Corp.(2)	5,270	287
Linear Technology Corp.	7,990	364
LSI Corp.	19,320	213
MasterCard, Inc. Class A	3,390	2,832
Microchip Technology, Inc.	6,970	312
Micron Technology, Inc.(2)	35,520	773
Microsoft Corp.	240,880	9,016
Motorola Solutions, Inc.	7,520	508
NetApp, Inc.	11,410	469
NVIDIA Corp.	19,620	314
Oracle Corp.	111,890	4,281
Paychex, Inc.	10,890	496
QUALCOMM, Inc.	53,890	4,001
Red Hat, Inc.(2)	6,650	373
Salesforce.com, Inc.(2)	18,900	1,043
SanDisk Corp.	7,960	561
Seagate Technology plc	10,350	581
Symantec Corp.	23,220	548
TE Connectivity Ltd.	13,190	727
Teradata Corp.(2)	5,770	262
Texas Instruments, Inc.	35,240	1,547
Total System Services, Inc.	5,990	199
VeriSign, Inc.(2)	4,810	288
Visa, Inc. Class A	16,150	3,596
Western Digital Corp.	7,190	603
Western Union Co. (The)	18,320	316
Xerox Corp.	39,230	477
Xilinx, Inc.	9,100	418

4

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Yahoo!, Inc.(2)	30,570	$1,236

		98,084

Materials—14.2%
Air Products & Chemicals, Inc.	40,020	4,473
Airgas, Inc.	12,570	1,406
Alcoa, Inc.	202,820	2,156
Allegheny Technologies, Inc.	20,770	740
Ball Corp.	27,560	1,424
Bemis Co., Inc.	19,710	807
CF Industries Holdings, Inc.	10,810	2,519
Cliffs Natural Resources, Inc.(3)	29,570	775
Dow Chemical Co. (The)	229,170	10,175
Du Pont (E.I.) de Nemours & Co.	174,990	11,369
Eastman Chemical Co.	29,130	2,351
Ecolab, Inc.	48,550	5,062
FMC Corp.	25,580	1,930
Freeport-McMoRan Copper & Gold, Inc.	195,990	7,397
International Flavors & Fragrances, Inc.	15,530	1,335
International Paper Co.	84,350	4,136
LyondellBasell Industries N.V. Class A	82,530	6,626
MeadWestvaco Corp.	33,900	1,252
Monsanto Co.	99,350	11,579
Mosaic Co. (The)	64,620	3,055
Newmont Mining Corp.	94,480	2,176
Nucor Corp.	60,360	3,222
Owens-Illinois, Inc.(2)	31,540	1,128
PPG Industries, Inc.	26,900	5,102
Praxair, Inc.	55,710	7,244
Sealed Air Corp.	37,410	1,274
Sherwin-Williams Co. (The)	16,320	2,995
Sigma-Aldrich Corp.	22,730	2,137
United States Steel Corp.	27,680	817
Vulcan Materials Co.	24,760	1,471

		108,133

Telecommunication Services—1.6%
AT&T, Inc.	167,040	5,873
CenturyLink, Inc.	20,180	643
Crown Castle International Corp.(2)	10,500	771
Frontier Communications Corp.(3)	39,160	182
Verizon Communications, Inc.	91,230	4,483

	SHARES	VALUE
Telecommunication Services—(continued)
Windstream Corp.(3)	20,830	$166

		12,118

TOTAL COMMON STOCKS (Identified Cost $517,251)		652,716

EXCHANGE-TRADED FUNDS—14.0%
Health Care Select Sector SPDR Fund	1,925,360	106,742

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $75,763)		106,742

TOTAL LONG TERM INVESTMENTS—99.8% (Identified cost $593,014)		759,458

SECURITIES LENDING COLLATERAL—0.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	1,048,844	1,049

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,049)		1,049

TOTAL INVESTMENTS—99.9% (Identified Cost $594,063)		760,507	(1)
Other assets and liabilities, net—0.1%		512

NET ASSETS—100.0%		$761,019

Abbreviations:

REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$652,716	$652,716
Exchange-Traded Funds	106,742	106,742
Securities Lending Collateral	1,049	1,049

Total Investments	$760,507	$760,507

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Alternatives Diversifier Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS—72.8%
Equity Funds—60.7%
Virtus Global Commodities Stock Fund Class I	2,327,602	$21,181
Virtus Global Dividend Fund Class I	2,944,708	43,111
Virtus Global Real Estate Securities Fund Class I	596,325	13,435
Virtus International Real Estate Securities Fund Class I	2,788,615	17,959
Virtus Real Estate Securities Class I	484,342	15,697

		111,383

Fixed Income Funds—12.1%
Virtus Senior Floating Rate Fund Class I	2,238,788	22,097

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $116,244)		133,480

EXCHANGE-TRADED FUNDS—26.9%
Market Vectors Agribusiness	87,400	4,762
Market Vectors Coal	152,500	2,965
PowerShares DB Commodity Index Tracking Fund(2)	636,800	16,334
PowerShares DB G10 Currency Harvest Fund(2)	929,900	23,638
WisdomTree Managed Futures Strategy Fund	40,700	1,691

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $47,379)		49,390

TOTAL LONG TERM INVESTMENTS—99.7% (Identified cost $163,623)		182,870

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,323,342	1,323

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,323)		1,323

TOTAL INVESTMENTS—100.4% (Identified Cost $164,946)		184,193	(1)
Other assets and liabilities, net—(0.4)%		(780)

NET ASSETS—100.0%		$183,413

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at	Level 1
	December 31, 2013	Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$133,480	$133,480
Exchange-Traded Funds	49,390	49,390
Short-Term Investments	1,323	1,323

Total Investments	$184,193	$184,193

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.3%
Georgia—0.2%
Rockdale County Water & Sewerage Authority, Taxable 3.060%, 7/1/24	$255		$232

Michigan—0.1%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	50		51

TOTAL MUNICIPAL BONDS (Identified Cost $306)			283

FOREIGN GOVERNMENT SECURITIES—4.4%
Argentine Republic 8.280%,12/31/33	57		43
Bolivarian Republic of Venezuela
RegS 12.750%, 8/23/22(4)	195		181
RegS 8.250%, 10/13/24(4)	125		89
Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	190	AUD	182
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	120	NZD	102
Hungary 5.750%, 11/22/23	80		81
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	270		250
Mongolia 144A 5.125%, 12/5/22(3)	200		168
Republic of Colombia 4.375%3/21/23	490,000	COP	225
Republic of Croatia 144A 6.375%, 3/24/21(3)	280		293
Republic of Indonesia Series FR30, 10.750%, 5/15/16	1,745,000	IDR	152
Series FR63, 5.625%, 5/15/23	1,478,000	IDR	100
Republic of Peru GDN, 144A 7.840%, 8/12/20(3)	575	PEN	234
Republic of Philippines 4.950%, 1/15/21	6,000	PHP	144
Republic of Turkey 9.000%, 3/8/17	340	TRY	154
Republic of Uruguay 4.375%, 12/15/28(11)	5,219	UYU	248
Russian Federation Series 6207 8.150%, 2/3/27	10,050	RUB	315
United Mexican States Series M, 6.000%, 6/18/15	6,990	MXN	553

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,994)			3,514

MORTGAGE-BACKED SECURITIES—21.9%
Agency—7.8%
FHLMC
7.500%, 4/1/14	1		1
7.000%, 4/1/16	5		5
7.000%, 1/1/33	90		104

	PAR VALUE		VALUE
Agency—(continued)
5.000%, 12/1/35	$51		$57
FNMA
7.000%, 5/1/14	—	(10)	—	(10)
6.000%, 10/1/14	14		14
6.500%, 6/1/16	30		32
6.000%, 7/1/17	19		20
5.500%, 9/1/17	39		42
5.000%, 4/1/20	128		137
5.000%, 8/1/21	39		42
6.000%, 5/1/29	54		60
6.500%, 5/1/30	2		3
7.500%, 3/1/31	45		54
7.000%, 7/1/31	40		44
7.000%, 9/1/31	50		56
6.500%, 3/1/32	42		47
5.500%, 4/1/36	97		106
5.500%, 9/1/36	316		348
6.000%, 9/1/37	32		36
6.000%, 1/1/38	65		73
6.000%, 2/1/38	59		66
6.000%, 3/1/38	350		393
6.000%, 7/1/38	814		904
6.000%, 8/1/38	107		118
6.000%, 8/1/38	320		355
6.000%, 8/1/38	558		619
6.000%, 8/1/38	35		39
5.000%, 6/1/39	991		1,078
5.000%, 9/1/39	259		282
5.500%, 9/1/39	515		569
4.500%, 9/1/40	379		405
GNMA
8.500%, 11/15/22	—	(10)	—	(10)
6.500%, 9/15/28	56		62
7.500%, 9/15/29	76		86

			6,257

Non-Agency—14.1%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	260		258
Aventura Mall Trust 13-AVM, C, 144A 3.743%, 12/5/32(2)(3)	105		104
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.113%, 7/10/43(2)	440		457

1

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Banc of America Funding Corp. 04-B, 2A1 5.452%, 11/20/34(2)	$143	$141
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	198	203
Bayview Commercial Asset Trust 08-1, A2A, 144A 1.165%, 1/25/38(2)(3)	230	227
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	500	500
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(2)	235	257
07-T28, A3 5.793%, 9/11/42	869	878
07- PW15, RAM 5.363%, 2/11/44	250	257
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.367%, 1/15/46(2)	835	858
Countrywide Home Loan Mortgage Pass-Through- Trust 04-6, 1A2 2.688%, 5/25/34(2)	431	432
Credit Suisse Commercial Mortgage Trust 13- IVR3, A2, 144A 3.000%, 5/25/43(2)(3)	261	242
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1, 144A 5.250%, 1/25/43(2)(3)	235	238
Extended Stay America Trust 13-ESH7, A27, 144A 2.958%, 12/5/31(3)	270	262
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.804%, 8/10/45(2)	950	1,043
Greenwich Capital Commercial Funding Corp. 07- GG9, A4 5.444%, 3/10/39	145	159
JPMorgan Chase (WaMu) Mortgage Pass- Through Certificates 03-S11, 3A5 5.950%, 11/25/33	312	329
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1, 144A 3.300%, 8/5/32(3)	406	424
06-LDP7, AM 5.863%, 4/15/45(2)	475	523
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.433%, 9/25/34(2)	350	352
Morgan Stanley Capital I Trust
07-T27, A4 5.648%, 6/11/42(2)	565	635
05-IQ10, A4B 5.284%, 9/15/42(2)	855	901
08-T29, A4 6.281%, 1/11/43(2)	650	750
07-IQ14, AM 5.689%, 4/15/49(2)	190	196
07-IQ14, A4 5.692%, 4/15/49(2)	300	332
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(3)	270	267

	PAR VALUE	VALUE
Non-Agency—(continued)
SMA Issuer I LLC 12-LV1, A, 144A 3.500%, 8/20/25(3)	$49	$49

		11,274

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,155)		17,531

ASSET-BACKED SECURITIES—4.8%
Avis Budget Rental Car Funding LLC (AESOP) 12-3A, A, 144A 2.100%, 3/20/19(3)	375	374
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(3)	393	396
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(2)	317	306
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(3)	155	155
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	241	240
MASTR Specialized Loan Trust 05-3, A2, 144A 5.704%, 11/25/35(2)(3)	201	204
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	116	119
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	525
13-1, D 2.270%, 1/15/19	215	212
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(2)(3)	293	237
Sierra Timeshare Receivables Funding, LLC 12- 3A, A 144A 1.870%, 8/20/29(3)	276	277
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	155	156
TAL Advantage V LLC 13-1A, A 144A 2.830%, 2/22/38(3)	275	267
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	215	214
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	203	205

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,911)		3,887

CORPORATE BONDS—53.7%
Consumer Discretionary—6.2%
Activision Blizzard, Inc. 144A 6.125%, 9/15/23(3)	110	115

2

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	$220	$235
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	165	167
Boyd Gaming Corp. 9.000%, 7/1/20	200	220
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	215	224
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	200	204
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	185
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	9	9
144A 4.875%, 11/1/20(3)	70	70
144A 5.375%, 11/1/23(3)	5	5
Hilton Worldwide Finance LLC 144A 5.625%, 10/15/21(3)	220	229
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	100	105
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	210	207
KOC Holding AS 144A 3.500%, 4/24/20(3)	200	171
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	285
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(3)	185	202
Meritor, Inc. 6.750%, 6/15/21	170	174
MGM Resorts International 6.750%, 10/1/20	215	231
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	155	168
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	110	109
PNK Finance Corp. 144A 6.375%, 8/1/21(3)	175	180
QVC, Inc. 4.375%, 3/15/23	265	247
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	65	64
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	235	230
Station Casinos LLC 7.500%, 3/1/21	230	246
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	265	258
Toll Brothers Finance Corp. 6.750%, 11/1/19	180	206
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(5)(6)	10	10
Wyndham Worldwide Corp. 5.625%, 3/1/21	235	251

		5,007

	PAR VALUE	VALUE
Consumer Staples—1.1%
Alphabet Holding Co., Inc. PIK Interest Capitalization, 144A 7.750%, 11/1/17(3)(13)	$15	$16
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	145	157
Flowers Foods, Inc. 4.375%, 4/1/22	275	270
Ingles Markets, Inc. 5.750%, 6/15/23	170	167
Reynolds American, Inc. 3.250%, 11/1/22	295	272

		882

Energy—5.8%
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	160	180
CHC Helicopter SA 9.250%, 10/15/20	160	173
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	206
Ecopetrol S.A. 5.875%, 9/18/23	135	142
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	245	294
EPL Oil & Gas, Inc. 8.250%, 2/15/18	280	302
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(3)(9)	430	415
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	275	258
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	50	51
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(9)	285	262
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	200	202
Petrobras International Finance Co. 5.375%, 1/27/21	515	511
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	310	259
Petroleos Mexicanos 3.500%, 1/30/23	355	325
Petropower I Funding Trust 144A 7.360%, 2/15/14(3)(6)	11	11
Phillips 66 5.875%, 5/1/42	340	368
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	220	211
Weatherford International Ltd. 4.500%, 4/15/22	310	312
Williams Cos., Inc. (The) 3.700%, 1/15/23	200	174

		4,656

Financials—23.1%
Air Lease Corp. 4.750%, 3/1/20	215	223

3

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Aircastle Ltd.
4.625%, 12/15/18	$10		$10
6.250%, 12/1/19	225		242
7.625%, 4/15/20	200		226
Akbank TAS 144A 7.500%, 2/5/18(3)	375	TRY	149
Alfa Bank OJSC RegS 7.875%, 9/25/17(4)(9)	250		279
Allstate Corp. (The) 5.750%, 8/15/53(2)(8)	310		312
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	240		267
Avis Budget Car Rental LLC 5.500%, 4/1/23	265		258
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275		254
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	415	BRL	163
Banco Santander Chile 144A 3.875%, 9/20/22(3)	450		424
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	300		310
Bancolombia S.A. 5.125%, 9/11/22	260		244
Bank of America Corp. 5.625%, 7/1/20	235		268
Bank of India
144A 3.250%, 4/18/18(3)	265		257
144A 3.625%, 9/21/18(3)	265		253
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250		279
Capital One Financial Corp. 6.150%, 9/1/16	455		509
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	270		257
Chubb Corp. (The) 6.375%, 3/29/67(2)	250		271
Corporate Office Properties LP 3.600%, 5/15/23	265		240
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	70		73
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	215		214
Developers Diversified Realty Corp.
7.875%, 9/1/20	155		192
3.500%, 1/15/21	130		126
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290		259
Digital Realty Trust LP 5.250%, 3/15/21	165		168
DuPont Fabros Technology LP 5.875%, 9/15/21	175		182
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235		264
General Electric Capital Corp. 4.650%, 10/17/21	95		103
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	220		235
Genworth Holdings, Inc. 4.900%, 8/15/23	320		319
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500		562

	PAR VALUE	VALUE
Financials—(continued)
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(7)(8)	$310	$330
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	200	201
ING (U.S.), Inc. 5.650%, 5/15/53(2)	210	204
Intelsat Jackson Holdings SA 6.625%, 12/15/22	175	181
International Lease Finance Corp. 6.250%, 5/15/19	240	261
Intesa San Paolo SpA 3.125%, 1/15/16	215	219
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	295	273
Jefferies Group LLC 6.875%, 4/15/21	60	68
JPMorgan Chase & Co. 3.250%, 9/23/22	480	459
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	214
KeyCorp 5.100%, 3/24/21	205	224
Lazard Group LLC 4.250%, 11/14/20	20	20
Legg Mason, Inc. 5.500%, 5/21/19	240	262
Level 3 Financing, Inc. 7.000%, 6/1/20	160	170
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	236
Lincoln National Corp. 4.200%, 3/15/22	250	254
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	232
Morgan Stanley
5.550%, 4/27/17	330	368
4.100%, 5/22/23	155	150
6.375%, 7/24/42	435	508
Nationstar Mortgage LLC 6.500%, 7/1/21	125	120
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	262
PKO Finance AB 144A 4.630%, 9/26/22(3)(9)	255	254
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	193
5.200%, 3/15/44(2)(8)	770	745
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	220	227
Sberbank of Russia (Sberbank CapItal SA)
144A 4.950%, 2/7/17(3)(9)	200	212
144A 5.125%, 10/29/22(3)(9)	320	306
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(13)	200	213
SLM Corp. 5.500%, 1/25/23	225	212
Spansion LLC 7.875%, 11/15/17	170	177
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(9)	210	202

4

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	$305	$273
UBS AG 7.625%, 8/17/22	500	572
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	165	176
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	231
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(9)	500	531
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	160	163
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	270	242

		18,554

Health Care—2.0%
Cardinal Health, Inc. 3.200%, 3/15/23	130	122
HCA, Inc. 6.500%, 2/15/20	160	176
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	80	85
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(3)(13)	90	94
Mylan, Inc. 144A 3.125%, 1/15/23(3)	325	294
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)	55	57
4.500%, 4/1/21	335	319
8.125%, 4/1/22	220	238
Valeant Pharmaceuticals International, Inc.
Escrow Corp.
144A 6.750%, 8/15/18(3)	130	143
144A 7.500%, 7/15/21(3)	25	28
144A 5.625%, 12/1/21(3)	10	10

		1,566

Industrials—6.3%
AAR Corp. 144A 7.250%, 1/15/22(3)	190	204
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	260	273
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	160	174
Air Canada 144A 6.750%, 10/1/19(3)	260	275
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	101	98
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	238	254

	PAR VALUE		VALUE
Industrials—(continued)
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(3)	$210		$203
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	215		214
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	155		162
Carpenter Technology Corp. 4.450%, 3/1/23	250		240
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	5		6
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	261		277
99-1, A 6.545%, 2/2/19	414		452
00-1, A1 8.048%, 11/1/20	452		517
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	321		343
ESAL GmbH 144A 6.250%, 2/5/23(3)	200		180
Nielsen Co. (The) 144A 5.500%, 10/1/21(3)	220		224
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	217		233
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	320	BRL	112
Rexel SA 144A 5.250%, 6/15/20(3)	210		212
Spirit Aerosystems, Inc. 6.750%, 12/15/20	205		222
TransDigm, Inc. 7.500%, 7/15/21	145		157

			5,032

Information Technology—1.4%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270		260
First Data Corp.
144A 8.250%, 1/15/21(3)	260		278
144A 11.750%, 8/15/21(3)	420		445
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(3)	150		146

			1,129

Materials—4.6%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	310		308
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	160		162
Cemex SAB de CV 144A 5.875%, 3/25/19(3)	265		266
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95		92
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	100		109
144A 4.750%, 4/15/23(3)	315		290
Hexion U.S. Finance Corp.
8.875%, 2/1/18	130		136

5

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
6.625%, 4/15/20	$130	$134
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	349
NewMarket Corp. 4. 100%, 12/15/22	288	274
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	125	130
Reynolds Group Issuer, Inc. 9.000%, 4/15/19	135	146
Tronox Finance LLC 6.375%, 8/15/20	160	164
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	320	283
United States Steel Corp. 6.875%, 4/1/21	265	282
Vale Overseas Ltd. 4.375%, 1/11/22	330	320
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	215	240

		3,685

Telecommunication Services—2.2%
AT&T, Inc. 3.875%, 8/15/21	425	430
CenturyLink, Inc. Series V 5.625%, 4/1/20	230	235
Cincinnati Bell, Inc. 8.375%, 10/15/20	210	229
ENTEL Chile S.A. 144A 4.875%, 10/30/24(3)	215	210
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(8)	210	213
Telefonica Emisiones SAU 4.570%, 4/27/23	225	221
Windstream Corp. 7.750%, 10/15/20	200	213

		1,751

Utilities—1.0%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	270	270
Electricite de France SA 144A 5.250% (2)(3)(7)(8)	280	278
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	250	265

		813

TOTAL CORPORATE BONDS (Identified Cost $43,296)		43,075

CONVERTIBLE BONDS—0.4%
General Electric Capital Corp. Series A 7.125%(2)(7)	290	324

TOTAL CONVERTIBLE BONDS (Identified Cost $290)		324

LOAN AGREEMENTS(2)—9.5%
Consumer Discretionary—1.7%
Brickman Group Holdings, Inc. Second Lien, 0.000%, 12/17/21(14)	35	36

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 5.488%, 1/28/18	$192	$183
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	109	113
Clear Channel Communications, Inc.
Tranche B, 3.814%, 1/29/16	190	185
Tranche D, 6.919%, 1/30/19	150	143
Cumulus Media Holdings, Inc. 0.000%, 12/23/20(14)	75	75
EB Sports Corp. 11.500%, 12/31/15	170	170
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	215	220
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	115	116
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	82	84

		1,325

Consumer Staples—0.7%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	210	204
Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	178	185
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	14	14
Tranche 2, 4.875%, 6/21/21	145	147

		550

Energy—0.8%
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	111	114
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	220	221
SES International Holdings Ltd. (Saxon) 8.500%, 2/15/19	178	180
Templar Energy LLC Second Lien, 8.000%, 11/25/20	156	157

		672

Financials—0.5%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	120	121
Capital Automotive LP Second Lien, 6.000%, 4/30/20	24	25

6

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	$215	$213

		359

Health Care—1.0%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	68	69
Second Lien, 11.000%, 1/2/19	79	80
INC Research LLC 6.000%, 7/12/18	78	78
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	110	109
MMM Holdings, Inc. 9.750%, 12/12/17	62	62
MSO of Puerto Rico, Inc. Second Lien, 11.000%, 12/12/17	45	45
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	91	88
Sheridan Holdings, Inc. Second Lien, 9.000%, 12/20/21	83	84
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	111	112
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	79	80

		807

Industrials—1.8%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	25	25
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	190	192
AWAS Finance Luxemborg SA 3.500%, 7/16/18	76	76
Ceridian Corp. 4.415%, 5/9/17	247	248
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	57	58
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	263	263
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	215	217
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	94	93
Navistar, Inc. Second Lien, 5.750%, 8/17/17	149	152
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	96	97

		1,421

	PAR VALUE		VALUE
Information Technology—2.1%
Active Network, Inc. First Lien, 5.500%, 11/13/20	$88		$89
Alcatel-Lucent USA, Inc. 5.750%, 1/30/19	225		226
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	109		111
Blue Coat Systems, Inc. 4.500%, 5/31/19	272		274
Second Lien, 9.500%, 6/26/20	138		141
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	163		162
Kronos, Inc. Second Lien, 9.750%, 4/30/20	110		114
RP Crown Parent LLC First Lien, 6.000%, 12/21/18	152		153
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	97		99
Sorenson Communications, Inc. 9.500%, 10/31/14	159		161
Spansion LLC 3.750%, 12/19/19	81		81
Wall Street Systems Delaware, Inc. Second Lien, 9.250%, 10/25/20	110		111

			1,722

Materials—0.7%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	281		286
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500%, 12/21/20	110		111
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	152		143
Tronox Pigments B.V. 4.500%, 3/19/20	57		58

			598

Telecommunication Services—0.2%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	160		162

TOTAL LOAN AGREEMENTS (Identified Cost $7,537)			7,616

	SHARES		VALUE
PREFERRED STOCK(2)—2.4%
Financials—2.4%
Bank of America Corp. Series U, 5.200%	150	(12)	133
Fifth Third Bancorp 5.100%	285	(12)	253
General Electric Capital Corp. Series C, 5.250%	300	(12)	282
JPMorgan Chase & Co. Series 1, 7.900%	280	(12)	309

7

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
JPMorgan Chase & Co., Series Q, 5.150%	255	(12)	$230
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(12)	193
Wells Fargo & Co. Series K, 7.980%	230	(12)	256
Zions Bancorp, 6.950%	8,800		234

TOTAL PREFERRED STOCK (Identified Cost $1,971)			1,890

TOTAL LONG TERM INVESTMENTS—97.4% (Identified cost $78,460)			78,120	(15)

SHORT-TERM INVESTMENTS—2.0%
Money Market Mutual Funds—2.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,579,692		1,580

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,580)			1,580

TOTAL INVESTMENTS—99.4% (Identified Cost $80,040)			79,700	(1)
Other assets and liabilities, net—0.6%			516

NET ASSETS—100.0%			$80,216

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $25,086 or 31.3% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	Amount is less than $500 (not reported in 000s).
(11)	Principal amount is adjusted daily pursuant to the change in the Index.
(12)	Value shown as par value.
(13)	100% of the income received was in cash
(14)	This loan will settle after December 31, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(15)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

8

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	73%
Luxembourg	4
Brazil	2
Canada	2
Mexico	2
Chile	1
Turkey	1
Other	15

Total	100%

†	% of total investments as of December 31, 2013

9

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,887	$—	$3,887	$—
Convertible Bonds	324	—	324	—
Corporate Bonds	43,075	—	43,065	10
Foreign Government Securities	3,514	—	3,514	—
Loan Agreements	7,616	—	7,616	—
Mortgage-Backed Securities	17,531	—	17,531	—
Municipal Bonds	283	—	283	—
Equity Securities:
Preferred Stock	1,890	234	1,656	—
Short-Term Investments	1,580	1,580	—	—

Total Investments	$79,700	$1,814	$77,876	$10

There were no transfers between level 1 and level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2013:	$10	(d)
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2013	$10	(d)

a)	“Transfers into and/or from” represent the ending value as of December 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
b)	Includes paydowns on securities.
c)	Amount less than $500.
d)	Includes internally fair valued security.

Refer to the last paragraph under “Note 1A. Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—98.0%
Development Revenue—6.1%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$375
San Diego Redevelopment Agency, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	1,000	1,001
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	476
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	1,000	1,009

		2,861

General Obligation—18.6%
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	163
Contra Costa Community College District, 4.000%, 8/1/28	45	45
Election of 2006 5.000%, 8/1/38	200	207
Los Alamitos Unified School District, School Facilities Improvement Dist #1, 2008 Election - Series E 5.250%, 8/1/39	250	262
Los Angeles Unified School District, 2002 Election Series C (AGM Insured) 5.000%, 7/1/24	500	546
Series A-1 (NATL Insured) 4.500%, 1/1/28	515	526
Norwalk - La Mirada Unified School District, 2002 Election Series D (AGM Insured) 0.000%, 8/1/33	1,475	516
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	541
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,200	616
Riverside Unified School District, Series C (AGM Insured) 5.000%, 8/1/32	375	396
Ross Valley School District, 2010 Election Series B 5.000%, 8/1/37	500	520
San Diego Community College District, Election of 2002 5.000%, 8/1/32	250	269
Election of 2006 5.000%, 8/1/43	100	103
San Diego Unified School District, 1998 Election, Series C2 (AGM Insured) 5.500%, 7/1/25	225	265

	PAR VALUE	VALUE
General Obligation—(continued)
San Rafael City High School District, 2002 Election Series B (NATL, FGIC Insured) 0.000%, 8/1/26	$1,000	$545
Sequoia Union High School District, 4.000%, 7/1/26	250	258
State of California, 5.500%, 3/1/26	500	558
5.000%, 2/1/27	290	324
5.000%, 6/1/32	575	605
5.000%, 9/1/32	300	312
5.000%, 11/1/32	250	265
5.000%, 12/1/37	275	281
6.000%, 4/1/38	250	277
5.000%, 2/1/43	250	253

		8,653

General Revenue—21.6%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,475	1,611
City of Pomona, Certificates of Participation, (AMBAC Insured) 5.500%, 6/1/28	1,000	1,007
Contra Costa Transportation Authority, Series B 5.000%, 3/1/29	320	350
Golden State Tobacco Securitization Corp., Enhanced Asset, Series A 5.000%, 6/1/29	500	511
Series A-1 5.125%, 6/1/47	1,250	844
Imperial County Transportation Authority, Series E 4.000%, 6/1/20	500	528
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	60	66
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	1,000	1,147
Sacramento Area Flood Control Agency, (BHAC Insured) 5.500%, 10/1/28	350	382
5.000%, 10/1/37	750	775
South Bay Regional Public Communications Authority, Hawthorne Projects, Series B (ACA Insured) 4.750%, 1/1/31	535	470
State of California Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/29	115	120

1

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
General Revenue—(continued)
Department of General Services, Buildings 8&9 6.125%, 4/1/29	$500	$572
Capital Projects, Series G-1 5.750%, 10/1/30	550	606
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	514
Judicial Council Projects, Series A 5.000%, 3/1/38	300	297
Ventura County Public Financing Authority, Series A 5.000%, 11/1/25	250	276

		10,076

Higher Education Revenue—4.8%
California Educational Facilities Authority, Univesity of Southern California, Series A 5.000%, 10/1/23	250	296
Pomona Colllege, Series A 5.000%, 7/1/45	500	516
California State University, Series A (NATL, FGIC Insured) 5.250%, 11/1/38	635	665
University of California, Series D (NATL, FGIC Insured) 5.000%, 5/15/28	710	750

		2,227

Medical Revenue—5.9%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, 5.000%, 11/15/34	500	502
Providence Health & Services, Series C 6.500%, 10/1/38	295	330
Kaiser Permanente, Series A 5.250%, 4/1/39	500	503
California Statewide Communities Development Authority, Sutter Health, Series B, (AMBAC Insured) 5.000%, 11/15/38	205	203
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	500	528
San Benito Health Care District, (CA MTG Insured) 4.000%, 3/1/18	140	153
University of California, Regents Medical, Series A 4.750%, 5/15/31	550	555

		2,774

Natural Gas Revenue—2.1%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	750	776

	PAR VALUE	VALUE
Natural Gas Revenue—(continued)
5.000%, 2/15/27	$195	$193

		969

Power Revenue—5.3%
Imperial Irrigation District, Series B 5.000%, 11/1/36	300	305
Northern California Power Agency, Hydroelectric Project No 1 5.000%, 7/1/32	200	208
Sacramento Municipal Utility District, Cosumnes Project (NATL Insured) 4.750%, 7/1/26	500	513
Series X 5.000%, 8/15/26	350	383
Series B 5.000%, 8/15/29	250	271
Series A 5.000%, 8/15/37	250	259
Southern California Public Power Authority, Windy Project Series 1, 5.000%, 7/1/28	500	537

		2,476

Pre-Refunded—16.6%
California Health Facilities Financing Authority, Providence Health & Services, Series C (Pre- refunded 10/1/18 @100) 6.500%, 10/1/18	5	6
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	910
City of Stockton, O’Connors Woods Project, Series A (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	170	171
Contra Costa County Home Mortgage, (GNMA Collateralized) 7.500%, 5/1/14(3)(4)	550	563
Metropolitan Water District of Southern California, Series A, (Pre-refunded 4/1/22 @100) 5.000%, 10/1/33	330	351
Northern California Power Agency, Series A (Pre- refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	253
Riverside County Single Family, Series A (GNMA Collateralized) 7.800%, 5/1/21(3)	4,000	5,464

		7,718

Transportation Revenue—8.2%
Bay Area Toll Authority,
Series F-1 5.000%, 4/1/34	500	516
Series F-1 5.125%, 4/1/39	580	604

2

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Transportation Revenue—(continued)
City of Long Beach Airport, Series A 5.000%, 6/1/30	$200	$205
City of Los Angeles, International Airport, Series A 5.000%, 5/15/40	510	518
San Diego County Regional Airport Authority,
Senior Series A 5.000%, 7/1/23	200	229
Subordinate Series A 5.000%, 7/1/40	250	248
Series B 5.000%, 7/1/40	500	496
San Diego Unified Port District, Series A 5.000%, 9/1/28	200	213
San Francisco City & County Airports Community-San Fransisco International Airport, 2nd Series B 5.000%, 5/1/43	150	151
San Francisco Municipal Transportation Agency, 5.000%, 3/1/31	125	131
Subordinate Series A 5.000%, 3/1/42	500	506

		3,817

Water & Sewer Revenue—8.8%
California State Department of Water Resources, Central Valley Projects Series AE 5.000%, 12/1/28	35	39
Series AN 5.000%, 12/1/35	235	251
City of Manteca Water Revenue, 5.000%, 7/1/27	500	538
City of San Francisco Public Utilities Commission Water Revenue,
Series C 4.000%, 11/1/32	220	214
Series A 4.500%, 11/1/35	185	187
City of Santa Rosa Wastewater Revenue, Series A, 5.000%, 9/1/33	500	521
Contra Costa Water District, Series R, 5.000%, 10/1/43	400	414
East Bay Municipal Utility District, Subordinate Series A, (NATL Insured) 5.000%, 6/1/35	500	516
Ross Valley Public Financing Authority, Sanitary District #1, (AGM Insured) 5.000%, 10/1/33	225	235
Sacramento Suburban Water District, Series A 5.000%, 11/1/25	250	276
San Diego County Water Authority, Ref 5.000%, 5/1/31	250	267

	PAR VALUE	VALUE
Water & Sewer Revenue—(continued)
Santa Margarita-Dana Point Authority, Water Districts Improvements, Districts 2,3,4, Series A 5.125%, 8/1/38	$630	$656

		4,114

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $44,733)		45,685

TOTAL LONG TERM INVESTMENTS—98.0% (Identified cost $44,733)		45,685

TOTAL INVESTMENTS—98.0% (Identified Cost $44,733)		45,685	(1)

Other assets and liabilities, net—2.0%		928

NET ASSETS—100.0%		$46,613

Abbrevations

ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
VA	Department of Veterans Affairs

Footnote Legend

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

At December 31, 2013, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At December 31, 2013, 47.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 10.1%, AMBAC 11.5% and GNMA 13.3%.

(3)	Escrowed to maturity.
(4)	When-issued security.

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 201	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$45,685	$45,685

Total Investments	$45,685	$45,685

There are no Level 1 (quoted Prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Disciplined Equity Style Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—97.4%
iShares Russell 1000(R) Growth Index Fund	6,420	$552
iShares Russell 2000(R) Growth Index Fund	4,360	591
iShares Russell Midcap(R) Growth Index Fund	6,550	553

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,386)		1,696

TOTAL LONG TERM INVESTMENTS—97.4% (Identified cost $1,386)		1,696

SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio—Institutional Shares (Seven-day effective yield 0.090%)	17,356	17

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17)		17

TOTAL INVESTMENTS—98.4% (Identified Cost $1,403)		1,713	(1)
Other assets and liabilities, net—1.6%		27

NET ASSETS—100.0%		$1,740

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,696	$1,696
Short-Term Investments	17	17

Total Investments	$1,713	$1,713

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

There were no transfers between level 1 and level 2 for the period.

Virtus Disciplined Select Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—96.7%
iShares Barclays 7-10 Year Treasury Bond Fund	1,660	$165
iShares iBoxx $ High Yield Corporate Bond Fund	1,340	125
iShares iBoxx Investment Grade Corporate Bond Fund	3,250	371
iShares Lehman 1-3 Year Treasury Bond Fund	1,960	165
iShares Lehman 20+ Year Treasury Bond Fund	1,620	165

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $993)		991

TOTAL LONG TERM INVESTMENTS—96.7% (Identified cost $993)		991

SHORT-TERM INVESTMENTS—0.2%
Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,861	2

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2)		2

TOTAL INVESTMENTS—96.9% (Identified Cost $995)		993	(1)
Other assets and liabilities, net—3.1%		32

NET ASSETS—100.0%		$1,025

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$991	$991
Short-Term Investments	2	2

Total Investments	$993	$993

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

There were no transfers between level 1 and level 2 for the period.

Virtus Disciplined Select Country Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—96.9%
iShares MSCI France Index Fund	5,510	$157
iShares MSCI Germany Index Fund	3,600	114
iShares MSCI Hong Kong Index Fund	3,390	70
iShares MSCI Italy Index Fund Capped	1,760	27
iShares MSCI Japan Index Fund	23,390	284
iShares MSCI Netherlands Investable Market Index Fund	1,490	39
iShares MSCI Spain Index Fund Capped	1,110	43
iShares MSCI Sweden Index Fund	1,230	44
iShares MSCI Switzerland Index Fund Capped	4,560	150
iShares MSCI United Kingdom Index Fund	15,160	316

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,056)		1,244

TOTAL LONG TERM INVESTMENTS—96.9% (Identified cost $1,056)		1,244

SHORT-TERM INVESTMENTS—2.1%
Money Market Mutual Funds—2.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	26,884	27

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $27)		27

TOTAL INVESTMENTS—99.0% (Identified Cost $1,083)		1,271	(1)
Other assets and liabilities, net—1.0%		13

NET ASSETS—100.0%		$1,284

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,244	$1,244
Short-Term Investments	27	27

Total Investments	$1,271	$1,271

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Dynamic AlphaSector® Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—124.1%
Consumer Discretionary Select Sector SPDR Fund	5,419,800	$362,205
Consumer Staples Select Sector SPDR Fund	8,177,100	351,452
Energy Select Sector SPDR Fund	4,110,800	363,847
Financial Select Sector SPDR Fund	16,639,900	363,748
Health Care Select Sector SPDR Fund	6,462,800	358,298
Industrial Select Sector SPDR Fund	7,060,100	368,961
Materials Select Sector SPDR Fund	8,037,500	371,493
Technology Select Sector SPDR Fund	10,148,700	362,714

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $2,534,189)		2,902,718

TOTAL LONG TERM INVESTMENTS—124.1% (Identified cost $2,534,189)		2,902,718	(2)

SHORT-TERM INVESTMENTS—0.1%
Money Market Mutual Funds—0.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,713,904	2,714

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,714)		2,714

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—124.2% (Identified Cost $2,536,903)		2,905,432	(1)

SECURITIES SOLD SHORT—(5.4)%
EXCHANGE-TRADED FUNDS SOLD SHORT—(5.4)%
Utilities Select Sector SPDR Fund	3,328,500	(126,383)

TOTAL SECURITIES SOLD SHORT—(5.4)% (Proceeds ($124,207))		(126,383)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—118.8% (Identified Cost $2,412,696)		$2,779,049	(1)
Other assets and liabilities, net—(18.8)%		(440,683)

NET ASSETS—100.0%		$2,338,366

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	A portion of the Fund’s assets have been segregated for margin borrowing and securities sold short.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$2,902,718	$2,902,718
Short-Term Investments	2,714	2,714

Total Investments before Securities Sold Short	$2,905,432	$2,905,432

Liabilities:
Exchange-Traded Funds Sold Short	$(126,383)	$(126,383)

Total Investments net of Securities Sold Short	2,779,049	2,779,049

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—25.2%
Argentine Republic 8.280%, 12/31/33	$119		$91
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	420		358
RegS 7.000%, 12/1/18(4)	70		53
RegS 12.750%, 8/23/22(4)	10		9
7.650%, 4/21/25	775		527
9.375%, 1/13/34	325		243
Dominican Republic 144A 5.875%, 4/18/24(3)	100		97
Federal Republic of Nigeria RegS 6.375%, 7/12/23(2)(4)	200		207
Gabonese Republic 144A 6.375%, 12/12/24(3)	200		201
Honduras Republic RegS 7.500%, 3/15/24(4)	200		184
Hungary
6.375%, 3/29/21	110		119
5.375%, 2/21/23	146		145
5.750%, 11/22/23	22		22
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200		185
Mongolia 144A 5.125%, 12/5/22(3)	200		169
Republic of Cote d’ Ivoire 144A 5.750%, 12/31/32(2)(3)	100		89
Republic of Ecuador 144A 9.375%, 12/15/15(3)	100		106
Republic of El Salvador 144A 7.650%, 6/15/35(3)	70		69
Republic of Guatemala 144A 4.875%, 2/13/28(3)	200		184
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,475,000	IDR	129
Series FR63, 5.625%, 5/15/23	624,000	IDR	42
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		212
Republic of Panama 5.200%, 1/30/20	200		218
Republic of Peru 144A 6.900%, 8/12/37(3)	400	PEN	140
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	120
Republic of Poland
5.750%, 10/25/21	300	PLZ	109
3.000%, 3/17/23	75		68
Republic of Serbia 144A 6.750%, 11/1/24(2)(3)	76		75
Republic of South Africa Series R208, 6.750%, 3/31/21	1,470	ZAR	133
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	200		189
Republic of Turkey
9.000%, 3/8/17	155	TRY	70
5.125%, 3/25/22	200		192
6.750%, 5/30/40	225		218
Republic of Uruguay 4.375%, 12/15/28	4,200	UYU(8)	237

	PAR VALUE		VALUE
Republic of Zambia 144A 5.375%, 9/20/22(3)	$200		$174
Romania 144A 6.750%, 2/7/22(3)	150		171
Russian Federation
144A 7.850%, 3/10/18(3)	5,000	RUB	157
Series 6207 8.150%, 2/3/27	3,610	RUB	113
Ukraine
144A 7.950%, 6/4/14(3)	200		200
144A 7.750%, 9/23/20(3)	325		301
144A 7.500%, 4/17/23(3)	200		180
United Mexican States
Series M, 6.000%, 6/18/15	3,855	MXN	305
Series M, 6.500%, 6/9/22	2,250	MXN	174

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,721)			6,985

CORPORATE BONDS—72.5%
Austria—1.5%
Sappi Papier Holding GmbH
144A 8.375%, 6/15/19(3)	200		220
144A 6.625%, 4/15/21(3)	200		198

			418

Bermuda—1.9%
Aircastle Ltd. 6.250%, 12/1/19	100		108
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		208
GeoPark Latin America Ltd. 144A 7.500%, 2/11/20(3)	200		204

			520

Brazil—4.9%
Banco ABC Brasil S.A. 144A 7.875%(3)	100		100
Banco do Brasil SA 144A 9.250%(2)(3)(6)(7)	200		207
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	300	BRL	118
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	125		129
BRF SA 144A 7.750%, 5/22/18(3)	400	BRL	140
Embraer S.A. 5.150%, 6/15/22	100		100
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	125		136
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	250		241
Vale SA 5.625%, 9/11/42	200		181

			1,352

Canada—0.8%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45		44

1

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Canada—(continued)
Pacific Rubiales Energy Corp.
144A 5.375%, 1/26/19(3)	$100		$101
144A 5.125%, 3/28/23(3)	100		92

			237

Cayman Islands—7.9%
Braskem Finance Ltd. 144A 5.375%, 5/2/22(3)	200		187
Country Garden Holdings Co., Ltd. 144A 7.500%, 1/10/23(3)	200		193
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	200		202
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	250		260
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	325		346
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250		306
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)	200		205
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	200		213
Petrobras International Finance Co. 6.750%, 1/27/41	300		278

			2,190

Chile—3.3%
Automotores Gildemeister S.A. 144A 6.750%, 1/15/23(3)	150		101
Banco Santander Chile 144A 3.875%, 9/20/22(3)	200		188
Cencosud S.A. 144A 4.875%, 1/20/23(3)	200		187
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	250		242
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200		186

			904

China—0.7%
China Railway Resources Huitung Ltd. 3.850%, 2/5/23	200		183

Colombia—1.1%
Bancolombia S.A. 5.125%, 9/11/22	250		235
Ecopetrol S.A. 5.875%, 9/18/23	65		69

			304

Georgia—0.7%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200		209

Greece—0.4%
Hellenic Railways 5.460%, 1/30/14	75	EUR	101

	PAR VALUE	VALUE
Hong Kong—0.8%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	$200	$214

Hungary—0.7%
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	200	207

India—1.7%
Bank of India 144A 3.625%, 9/21/18(3)	200	191
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300	290

		481

Indonesia—2.4%
Pertamina Persero PT
144A 5.250%, 5/23/21(3)	200	193
144A 6.000%, 5/3/42(3)	275	228
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250	242

		663

Ireland—3.4%
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(5)	200	215
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	200	201
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200	195
Nomos Bank Via Nomos Capital plc 144A 7.250%, 4/25/18(3)(5)	200	200
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(3)	125	147

		958

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200	222

Kazakhstan—3.8%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200	179
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	193
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	200	199
Kazkommerts Bank International JSC 144A 7.875%, 4/7/14(3)	100	101

2

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Kazakhstan—(continued)
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	$200		$173
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	200		210

			1,055

Luxembourg—5.5%
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200		223
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(5)	200		203
Millicom International Cellular S.A. 144A 6.625%, 10/15/21(3)	200		208
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200		192
Sberbank of Russia (Sberbank CapItal SA) 144A 5.125%, 10/29/22(3)(5)	200		191
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100		108
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(5)	200		192
Wind Acquisition Finance S.A. 144A 7.250%, 2/15/18(3)	200		211

			1,528

Mexico—4.4%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		199
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	141
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		160
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)	200		203
Cemex SAB de CV 144A 5.875%, 3/25/19(3)	200		201
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	124
Petroleos Mexicanos 5.500%, 6/27/44	200		182

			1,210

Netherlands—1.3%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200		185
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200		188

			373

Panama—1.2%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200		191

	PAR VALUE		VALUE
Panama—(continued)
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	$150		$153

			344

Peru—2.9%
Banco Bilbao Vizcaya Argentaria S.A. Banco Continental SA 144A 5.000%, 8/26/22(3)	125		125
Banco de Credito del Peru 144A 5.375%, 9/16/20(3)	200		208
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	100		101
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		175
Volcan Compania Minera SAA 144A 5.375%, 2/2/22(3)	200		184

			793

Russia—2.1%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	150
Brunswick Rail Finance Ltd. 144A 6.500%, 11/1/17(3)	200		205
VTB Bank OJSC 144A 9.500%, 12/1/49(2)(3)(5)	200		218

			573

Sri Lanka—0.7%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200		201

Sweden—0.7%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		199

Thailand—0.7%
Bangkok Bank Plc 144A 3.300%, 10/3/18(3)	200		199

Trinidad and Tobago—0.3%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	71		75

Turkey—5.0%
Akbank TAS 144A 7.500%, 2/5/18(3)	300	TRY	119
Arcelik AS 144A 5.000%, 4/3/23(3)	200		174
KOC Holding AS 144A 3.500%, 4/24/20(3)	200		171
Turkiye Is Bankasi AS 144A 6.000%, 10/24/22(3)	200		180
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200		179
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200		200

3

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Turkey—(continued)
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	$200		$177
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	200		179

			1,379

Ukraine—0.9%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250		246

United Arab Emirates—1.1%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(3)	275		305

United Kingdom—1.5%
Tullow Oil plc 144A 6.000%, 11/1/20(3)	200		204
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	200		223

			427

United States—3.1%
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	250		252
First Data Corp.
144A 11.750%, 8/15/21(3)	45		48
144A 11.750%, 8/15/21(3)	120		127
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250		253
Tronox Finance LLC 6.375%, 8/15/20	170		174

			854

Venezuela—3.9%
Corp Andina de Fomento 4.375%, 6/15/22	200		198
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	1,055		881

			1,079

Virgin Islands (British)—0.4%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	275	BRL	111

TOTAL CORPORATE BONDS (Identified Cost $21,257)			20,114

LOAN AGREEMENTS(2)—0.6%
Information Technology—0.6%
Alcatel-Lucent USA, Inc.
0.000%, 1/30/19(9)	70		70
5.750%, 1/30/19	99		100

	PAR VALUE	VALUE
TOTAL LOAN AGREEMENTS (Identified Cost $170)		170

TOTAL LONG TERM INVESTMENTS—98.3% (Identified cost $29,148)		27,269	(10)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.5%
Money Market Mutual Funds—0.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	127,449	$127

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $127)		127

TOTAL INVESTMENTS—98.8% (Identified Cost $29,275)		27,396	(1)
Other assets and liabilities, net—1.2%		346

NET ASSETS—100.0%		$27,742

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $19,308 or 69.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.
(9)	This loan will settle after December 31, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(10)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

BRL	Brazilian Real
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

4

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
Cayman Islands	8%
Venezuela	8
Turkey	7
Luxembourg	6
Mexico	6
Brazil	5
United States	4
Other	56

Total	100%

†	% of total investments as of December 31, 2013

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds	$20,114	$—	$20,114
Foreign Government Securities	6,985	—	6,985
Loan Agreements	170	—	170
Equity Securities:
Short-Term Investments	127	127	—

Total Investments	$27,396	$127	$27,269

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.6%
Materials—0.5%
Klabin SA 2.540% (Brazil)	82,700	$430

Utilities—1.1%
Cia Energetica de Sao Paulo, Class B 3.830% (Brazil)	45,800	435
Companhia Paranaense de Energia 1.490%, Class B (Brazil)	41,300	535

		970

TOTAL PREFERRED STOCK (Identified Cost $1,422)		1,400

COMMON STOCKS—92.4%
Consumer Discretionary—7.9%
Arcelik AS (Turkey)	58,976	333
BEC World plc (Thailand)	77,000	118
China Motor Corp. (Taiwan)	523,000	506
CIA Hering (Brazil)	20,800	264
Foschini Group Ltd. (The) (South Africa)	32,356	295
Great Wall Motor Co., Ltd. (China)	84,000	464
Halla Visteon Climate Control Corp. (South Korea)(2)	18,390	675
Kangwon Land, Inc. (South Korea)(2)	30,100	883
Lojas Renner S.A. (Brazil)	24,900	644
MRV Engenharia e Participacoes S.A. (Brazil)	83,200	297
Naspers Ltd. (South Africa)	6,863	717
Parkson Holdings Bhd (Malaysia)	143,000	120
Pou Chen Corp. (Taiwan)	393,000	588
Truworths International Ltd. (South Africa)	38,814	284
UMW Holdings Bhd (Malaysia)	247,200	910

		7,098

Consumer Staples—6.2%
Almacenes Exito S.A. (Colombia)	9,837	147
Ambev S.A. (Brazil)(2)	214,000	1,571
Hite Jinro Co., Ltd. (South Korea)(2)	20,030	419
KT&G Corp. (South Korea)(2)	21,906	1,546
President Chain Store Corp. (Taiwan)	85,000	589
Souza Cruz S.A. (Brazil)	20,200	206
Spar Group Ltd. (The) (South Africa)	41,440	520
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	225,400	591

		5,589

	SHARES	VALUE
Energy—9.3%
China Petroleum & Chemical Corp. Class H (China)	721,800	$589
China Shenhua Energy Co., Ltd. Class H (China)	257,500	812
CNOOC Ltd. (China)	684,000	1,272
Ecopetrol S.A. (Colombia)	393,483	750
Lukoil OAO Sponsored ADR (Russia)	18,500	1,168
PTT PCL (Thailand)	41,700	363
Sasol Ltd. (South Africa)	31,817	1,561
Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)	362,000	303
Tatneft OAO (Russia)	34,686	1,360
Ultrapar Participacoes S.A. (Brazil)	7,800	185

		8,363

Financials—29.6%
African Bank Investments Ltd. (South Africa)	218,155	251
Agricultural Bank of China Ltd. (China)	1,347,000	662
Alliance Financial Group Bhd (Malaysia)	471,000	684
AMMB Holdings Bhd (Malaysia)	391,200	865
Banco de Chile (Chile)	3,946,008	573
Banco do Brasil S.A. (Brazil)	82,700	855
Banco Santander Chile SA (Chile)	29,852,198	1,730
Bancolombia SA (Colombia)	37,903	460
Bank of China Ltd. (China)	5,378,000	2,476
Barclays Africa Group Ltd. (South Africa)	16,558	209
BR Malls Participacoes S.A. (Brazil)	27,800	201
BR Properties S.A. (Brazil)	41,600	328
China Construction Bank Corp. (China)	3,434,000	2,591
China Minsheng Banking Corp. Ltd. (China)	429,000	476
Compartamos SAB de C.V. (Mexico)	374,300	700
Dongbu Insurance Co., Ltd. (South Korea)	13,680	728
Far East Horizon Ltd. (Hong Kong)	261,000	223
Farglory Land Development Co., Ltd. (Taiwan)	487,000	825
FirstRand Ltd. (South Africa)	175,887	602
Grupo Financiero Inbursa Sab de C.V. (Mexico)	59,500	168
Guangzhou R&F Properties Co., Ltd. (China)	342,800	501
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	30,490	939
Industrial & Commercial Bank of China Ltd. (China)	3,323,000	2,245
Industrial Bank of Korea (South Korea)(2)	30,220	348
Komercni Banka A.S. (Czech Republic)	1,741	388
Mirae Asset Securities Co., Ltd. (South Korea)	13,320	485
OTP Bank plc (Hungary)	14,633	278

1

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Porto Seguro S.A. (Brazil)	22,800	$287
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	70,668	922
Powszechny Zaklad Ubezpieczen S.A. (Poland)	6,007	893
Redefine Properties Ltd. (South Africa)(2)	530,468	493
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	2,452	602
Sberbank of Russia (Russia)	91,453	1,150
Siam Commercial Bank PCL (Thailand)	120,100	524
Soho China Ltd. (China)	340,500	293
Standard Bank Group Ltd. (South Africa)	44,948	555

		26,510

Health Care—0.4%
Kalbe Farma Tbk PT (Indonesia)	3,131,000	322

Industrials—8.2%
Aboitiz Equity Ventures, Inc. (Philippines)	357,500	439
Alfa Sab de C.V. (Mexico)	128,600	361
CTCI Corp. (Taiwan)	363,000	588
Doosan Corporation Krw5000 (South Korea)	4,309	570
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	114,100	716
Grupo Aeroportuario del Pacifico Sab de C.V. (Mexico)	64,800	347
Grupo Carso Sab de C.V. (Mexico)	54,200	288
Jiangsu Expressway Co., Ltd. (China)	624,000	767
LG Corp. (South Korea)(2)	11,242	682
Reunert Ltd. (South Africa)	65,591	428
S-1 Corp. (South Korea)(2)	9,063	642
Samsung Heavy Industries Co., Ltd. (South Korea)(2)	11,040	398
Teco Electric and Machinery Co., Ltd. (Taiwan)	368,000	422
Zhejiang Expressway Co., Ltd. (China)	730,000	690

		7,338

Information Technology—12.9%
Asustek Computer, Inc. (Taiwan)	112,000	1,007
Catcher Technology Co., Ltd. (Taiwan)	69,000	448
Cielo SA (Brazil)	28,320	788
Delta Electronics, Inc. (Taiwan)	87,000	496
Kinsus Interconnect Technology Corp. (Taiwan)	145,000	481
Lite-On Technology Corp. (Taiwan)	389,184	624
Phison Electronics Corp. (Taiwan)	71,000	454
Quanta Computer, Inc. (Taiwan)	444,000	1,036

	SHARES	VALUE
Information Technology—(continued)
Radiant Opto-Electronics Corp. (Taiwan)	314,260	$1,149
Realtek Semiconductor Corp. (Taiwan)	209,000	561
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	948,000	3,356
Transcend Information, Inc. (Taiwan)	394,000	1,133

		11,533

Materials—9.4%
Cementos Argos S.A. (Colombia)	67,438	311
China Bluechemical Ltd. Class H (China)	526,000	329
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	351,600	1,164
Industrias Penoles S.A.B de C.V. (Mexico)	33,280	826
Jiangxi Copper Co., Ltd. (China)	452,000	816
Kumba Iron Ore Ltd. (South Africa)	13,917	588
MMC Norilsk Nickel ADR (Russia)	30,528	510
Nampak Ltd. (South Africa)	48,872	191
Petronas Chemicals Group BHD (Malaysia)	432,200	913
PTT Global Chemical PCL (Thailand)	389,100	936
Shougang Fushan Resources Group Ltd. (Hong Kong)	1,238,000	434
Sociedad Quimica y Minera de Chile SA (Chile)	18,271	466
Taiwan Cement Corp. (Taiwan)	504,000	782
Uralkali OJSC Sponsored GDR (Russia)	6,834	179

		8,445

Telecommunication Services—6.6%
Advanced Info Service PCL (Thailand)	64,800	393
China Communications Services Corp. Ltd. (China)	524,000	324
China Mobile Ltd. (Hong Kong)	183,500	1,903
MTN Group Ltd. (South Africa)	40,639	841
SK Telecom Co., Ltd. (South Korea)	4,132	901
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,910,000	514
Tim Participacoes S.A. (Brazil)	68,300	357
Turk Telekomunikasyon AS (Turkey)	244,473	678

		5,911

Utilities—1.9%
CEZ AS (Czech Republic)	24,561	640
Guangdong Investments Ltd. (China)	496,000	485

2

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	1,583,500	$582

		1,707

TOTAL COMMON STOCKS (Identified Cost $82,282)		82,816

EXCHANGE-TRADED FUNDS—5.1%
iPath MSCI India Index ETN(2)	81,047	4,616

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,531)		4,616

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $88,235)		88,832

SHORT-TERM INVESTMENTS—3.1%
Money Market Mutual Funds—3.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,769,082	2,769

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,769)		2,769

TOTAL INVESTMENTS—102.2% (Identified Cost $91,004)		91,601	(1)
Other assets and liabilities, net—(2.2)%		(1,934)

NET ASSETS—100.0%		$89,667

Abbreviations:

ADR	American Depositary Receipt
ETN	Exchange Traded Note
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

3

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
China	17%
Taiwan	16
South Korea	11
Brazil	9
South Africa	8
India	5
Mexico	5
Other	29

Total	100%

†	% of total investments as of December 31, 2013

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$82,816	$82,816
Exchange-Traded Funds	4,616	4,616
Preferred Stock	1,400	1,400
Short-Term Investments	2,769	2,769

Total Investments	$91,601	$91,601

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Emerging Markets Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.9%
Industrials—1.9%
Marcopolo S.A. 1.730% (Brazil)	26,600	$57

TOTAL PREFERRED STOCK (Identified Cost $59)		57

COMMON STOCKS—68.1%
Consumer Discretionary—7.7%
Ace Hardware Indonesia Tbk PT (Indonesia)	1,685,000	82
Goldlion Holdings Ltd. (Hong Kong)	188,000	90
Truworths International Ltd. (South Africa)	8,100	59

		231

Consumer Staples—26.1%
AVI Ltd. (South Africa)	11,000	60
Compania Cervecerias Unidas SA ADR (Chile)	2,500	60
Embotelladora Andina S.A. (Chile)	3,300	93
Eurocash S.A. (Poland)	5,600	88
Grupo Herdez Sab de CV (Mexico)	17,600	63
Guinness Anchor Bhd (Malaysia)	18,700	91
Massmart Holdings Ltd. (South Africa)	7,000	87
Oldtown Bhd (Malaysia)	80,200	64
Premier Marketing PCL (Thailand)	514,000	114
Wumart Stores, Inc. (China)	38,000	62

		782

Financials—7.9%
ARA Asset Management Ltd. (Singapore)	64,000	94
BFI Finance Indonesia Tbk PT (Indonesia)(2)	117,000	24
Bolsa Mexicana de Valores Sab de CV (Mexico)	25,500	58
Tisco Financial Group PCL (Thailand)	50,000	59

		235

Health Care—7.0%
Kalbe Farma Tbk PT (Indonesia)	898,000	92
OdontoPrev S.A. (Brazil)	27,700	116

		208

Industrials—7.6%
Freight Management Holdings Bhd (Malaysia)	6,300	3
Prosegur Cia de Seguridad S.A. (Spain)	9,400	65
Riverstone Holdings Ltd. (Singapore)	127,000	73

	SHARES	VALUE
Industrials—(continued)
Valid Solucoes e Servicos de Seguranca Em Meios de Pagamento e Identificacao S.A (Brazil)	6,400	$87

		228

Information Technology—6.1%
MercadoLibre, Inc. (United States)	865	93
Totvs S.A. Com NPV (Brazil)	5,700	90

		183

Materials—5.7%
Corp. Moctezuma SAB de C.V. (Mexico)	19,500	53
Greatview Aseptic Packaging Co. Ltd. (China)	100,000	59
Synthos SA (Poland)	32,000	58

		170

TOTAL COMMON STOCKS (Identified Cost $2,062)		2,037

EXCHANGE-TRADED FUNDS—15.3%
iShares MSCI South Korea Index Fund	3,300	214
iShares MSCI Taiwan Index Fund	17,000	245

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $449)		459

WARRANTS—8.2%
CRISIL Ltd. Exercise price $0.01 exp. 12/31/18	6,400	124
Cummins India Ltd. Exercise price $0.01 exp. 12/31/18	7,800	61
eClerx Services Ltd. Exercise price $0.01 exp. 12/31/18	3,500	60

TOTAL WARRANTS (Identified Cost $247)		245

TOTAL LONG TERM INVESTMENTS—93.5% (Identified cost $2,817)		2,798

SHORT-TERM INVESTMENTS—20.3%
Money Market Mutual Funds—20.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	609,380	609

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $609)		609

1

Virtus Emerging Markets Small-Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—113.8% (Identified Cost $3,426)	3,407	(1)
Other assets and liabilities, net—(13.8)%	(414)

NET ASSETS—100.0%	$2,993

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Emerging Markets Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	21%
Brazil	10
India	7
Taiwan	7
Indonesia	6
Korea	6
South Africa	6
Other	37

Total	100%

†	% of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$2,037	$2,037	$—
Exchange-Traded Funds	459	459	—
Preferred Stock	57	—	—
Short-Term Investments	609	609	—
Other Financial Instruments:
Warrants	245	—	245

Total Investments	$3,407	$3,105	$245

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.0%
Industrials—0.0%
Rolls-Royce Holdings, Series C, 4.020% (United Kingdom)(2)	154,531,336	$256

TOTAL PREFERRED STOCK (Identified Cost $250)		256

COMMON STOCKS—96.7%
Consumer Discretionary—9.3%
Alimentation Couche Tard, Inc. Class B (Canada)	234,737	17,652
Barrat Developments plc (United Kingdom)	2,615,430	15,115
Domino’s Pizza Group plc (United Kingdom)	1,942,280	16,500
Hermes International (France)	42,444	15,386
L’Occitane International SA (Hong Kong)	4,627,301	9,846
Luxottica Group SpA (Italy)	270,275	14,482
Paddy Power plc (Ireland)(2)	272,530	23,245
Persimmon plc (United Kingdom)	1,211,684	24,861
Sands China Ltd. (Hong Kong)	3,540,526	28,925
Shaw Communications, Inc. (Canada)(3)	389,816	9,486

		175,498

Consumer Staples—35.4%
British American Tobacco plc (United Kingdom)	1,970,311	105,648
Diageo plc (United Kingdom)	1,640,877	54,344
Hindustan Unilever Ltd. (India)	1,190,693	10,985
ITC Ltd. (India)	9,070,738	47,198
L’Oreal S.A. (France)	170,771	30,001
Lindt & Spruengli AG (Switzerland)	7,982	35,980
Nestle S.A. Registered Shares (Switzerland)	1,142,189	83,611
Pernod-Ricard S.A. (France)	241,353	27,495
Philip Morris International, Inc. (United States)	1,063,245	92,641
Reckitt Benckiser Group plc (United Kingdom)	303,878	24,119
SABMiller plc (United Kingdom)	1,087,500	55,844
Unilever N.V. (Netherlands)	2,018,498	81,292
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	6,967,795	18,283

		667,441

Energy—4.1%
Core Laboratories N.V. (Netherlands)	223,167	42,614
Enbridge, Inc. (Canada)(3)	776,243	33,914

		76,528

Financials—18.2%
Bank of Nova Scotia (Canada)(3)	511,773	32,005

	SHARES	VALUE
Financials—(continued)
Daito Trust Construction Co., Ltd. (Japan)	220,700	$20,601
Housing Development Finance Corp. (India)	5,067,514	65,102
Housing Development Finance Corp. Bank Ltd. (India)	5,028,967	54,135
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,898	100
HSBC Holdings plc (United Kingdom)	3,764,127	41,289
Link REIT (The) (Hong Kong)	3,550,309	17,215
Standard Chartered plc (United Kingdom)	1,543,615	34,764
UBS AG Registered Shares (Switzerland)	4,064,052	77,085

		342,296

Health Care—13.4%
Cie Generale D’optique Essilor International SA (France)	261,793	27,833
Covidien plc (Ireland)	453,100	30,856
CSL Ltd. (Australia)	273,202	16,822
Elekta AB (Sweden)	867,718	13,268
Grifols SA (Spain)	487,888	23,334
Novartis AG Registered Shares (Switzerland)	163,915	13,083
Novo Nordisk A/S Class B (Denmark)	325,545	59,673
Ramsay Health Care Ltd. (Australia)	664,488	25,667
Roche Holding AG (Switzerland)	151,727	42,386

		252,922

Industrials—9.7%
Bureau Veritas SA (France)	1,742,178	50,919
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,189,783	7,511
DKSH Holding AG (Switzerland)(2)	389,080	30,226
Intertek Group plc (United Kingdom)	47,669	2,485
Rolls-Royce Holdings plc (United Kingdom)	1,796,876	37,938
SGS SA Registered Shares (Switzerland)	23,032	52,981

		182,060

Information Technology—2.5%
Cielo SA (Brazil)	627,412	17,459
SAP AG (Germany)	358,121	30,698

		48,157

Materials—3.5%
Fresnillo plc (United Kingdom)	1,996,223	24,644
Goldcorp, Inc. (Canada)	1,501,232	32,561
Silver Wheaton Corp. (Canada)	459,057	9,270

		66,475

1

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—0.6%
Advanced Info Service PCL (Thailand)	477,200	$2,897
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	46,848,466	8,277

		11,174

TOTAL COMMON STOCKS (Identified Cost $1,443,152)		1,822,551

TOTAL LONG TERM INVESTMENTS—96.7% (Identified cost $1,443,402)		1,822,807

SHORT-TERM INVESTMENTS—3.3%
Money Market Mutual Funds—3.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	62,791,493	62,791

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $62,791)		62,791

SECURITIES LENDING COLLATERAL—0.5%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	8,641,988	8,642

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $8,642)		8,642

TOTAL INVESTMENTS—100.5% (Identified Cost $1,514,835)		1,894,240	(1)
Other assets and liabilities, net—(0.5)%		(10,117)

NET ASSETS—100.0%		$1,884,123

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	23%
Switzerland	18
India	9
United States	9
France	8
Canada	7
Netherlands	7
Other	19

Total	100%

†	% of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$1,822,551	$1,822,551	$—
Preferred Stock	256	—	256
Securities Lending Collateral	8,642	8,642	—
Short-Term Investments	62,791	62,791	—

Total Investments	$1,894,240	$1,893,984	$256

There are no Level 2 (significant observable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Preferred Stocks
Balance as of September 30, 2013:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	6
Purchases	250
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2013	$256

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Refer to the last paragraph under “Note 1A. Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.6%
Consumer Staples—13.0%
Andersons, Inc. (The) (United States)	7,671	$684
BRF - Brasil Foods S.A. ADR (Brazil)	24,640	514
KWS Saat AG (Germany)	549	189
Nutreco N.V. (Netherlands)	7,874	391
S&W Seed Co. (United States)(2)	36,103	251
Tyson Foods, Inc. Class A (United States)(2)	34,140	1,142

		3,171

Energy—35.7%
Athabasca Oil Corp. (Canada)(2)	53,653	327
Bankers Petroleum Ltd. (Canada)(2)	62,857	259
Bellatrix Exploration Ltd. (Canada)(2)	32,816	241
Cameron International Corp. (United States)(2)	10,734	639
Canyon Services Group, Inc. (Canada)	18,185	206
Concho Resources, Inc. (United States)(2)	7,809	843
Continental Resources, Inc. (United States)(2)	3,363	378
Core Laboratories N.V. (Netherlands)	3,485	666
EnCana Corp. (Canada)	12,920	233
FX Energy, Inc. (United States)(2)	52,523	192
GeoSpace Technologies Corp. (United States)(2)	9,847	934
MEG Energy Corp. (Canada)(2)	30,399	876
Painted Pony Petroleum Ltd. (Canada)(2)	31,777	208
Suncor Energy, Inc. (Canada)	21,893	767
Tesoro Corp. (United States)	8,103	474
Trilogy Energy Corp. (Canada)	13,989	364
Valero Energy Corp. (United States)	22,083	1,113

		8,720

Health Care—2.4%
Evogene Ltd. (Israel)(2)	16,611	326
Zoetis, Inc. (United States)	7,521	246

		572

Industrials—7.3%
AGCO Corp. (United States)	3,156	187
JGC Corp. (Japan)	14,000	548
Kubota Corp. Sponsored ADR (Japan)	6,670	558
Lindsay Corp. (United States)	3,524	291
Rocky Mountain Dealerships, Inc. (Canada)	17,103	206

		1,790

Materials—38.2%
Balchem Corp. (United States)	5,611	329

	SHARES	VALUE
Materials—(continued)
BHP Billiton Ltd. Sponsored ADR (Australia)	15,349	$1,047
CF Industries Holdings, Inc. (United States)	1,162	271
Dowa Holdings Co., Ltd. (Japan)	25,000	244
Du Pont (E.I.) de Nemours & Co. (United States)	5,941	386
Franco-Nevada Corp. (Canada)	11,113	453
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	378,598	1,253
Imperial Metals Corp. (Canada)(2)	52,974	797
JFE Holdings, Inc. (Japan)	22,800	542
Johnson Matthey plc (United Kingdom)	18,724	1,017
MBAC Fertilizer Corp. (Canada)(2)	282,929	413
Monsanto Co. (United States)	1,459	170
Nippon Steel & Sumitomo Metal Corp. (Japan)	215,000	718
Royal Gold, Inc. (United States)	10,151	468
Silver Wheaton Corp. (Canada)	9,246	187
Syngenta AG ADR (Switzerland)	3,563	285
Teck Cominco Ltd. Class B (Canada)	14,412	375
Vale S.A. Sponsored ADR (Brazil)	24,256	370

		9,325

TOTAL COMMON STOCKS (Identified Cost $20,365)		23,578

EXCHANGE-TRADED FUNDS—0.7%
PowerShares DB Gold Fund (United States)(2)	4,275	173

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $217)		173

TOTAL LONG TERM INVESTMENTS—97.3% (Identified cost $20,582)		23,751

SHORT-TERM INVESTMENTS—2.9%
Money Market Mutual Funds—2.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	707,597	708

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $708)		708

TOTAL INVESTMENTS—100.2% (Identified Cost $21,290)		24,459	(1)
Other assets and liabilities, net—(0.2)%		(42)

NET ASSETS—100.0%		$24,417

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	41%
Canada	24
Japan	11
Mexico	5
Australia	4
Netherlands	4
United Kingdom	4
Other	7

Total	100%

†	% of total investments as of December 31, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$23,578	$23,578
Exchange-Traded Funds	173	173
Short-Term Investments	708	708

Total Investments	$24,459	$24,459

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.5%
Consumer Discretionary—2.4%
Eutelsat Communications SA (France)	50,600	$1,578
SES SA (Luxembourg)	59,760	1,934

		3,512

Energy—24.8%
Enbridge, Inc. (Canada)	169,500	7,404
Keyera Corp. (Canada)	26,940	1,621
Kinder Morgan, Inc. (United States)	141,350	5,089
Koninklijke Vopak N.V. (Netherlands)	24,340	1,424
Pembina Pipeline Corp (Canada)	71,265	2,510
Plains GP Holdings LP (United States)	54,560	1,461
Spectra Energy Corp. (United States)	127,315	4,535
TransCanada Corp. (Canada)	113,670	5,190
Williams Cos., Inc. (The) (United States)	169,895	6,553

		35,787

Financials—2.1%
American Tower Corp. (United States)	38,610	3,082

Industrials—14.6%
Abertis Infraestructuras S.A. (Spain)	143,040	3,178
Atlantia S.p.A (Italy)	141,531	3,176
Auckland International Airport Ltd. (New Zealand)	617,550	1,793
Ferrovial S.A. (Spain)	104,370	2,019
Flughafen Zuerich AG (Switzerland)	2,931	1,713
Fraport AG Frankfurt Airport Services Worldwide (Germany)	25,695	1,923
Sydney Airport (Australia)	512,650	1,739
Transurban Group (Australia)	549,560	3,356
Vinci SA (France)	31,280	2,054

		20,951

Telecommunication Services—22.9%
AT&T, Inc. (United States)	177,220	6,231
BCE, Inc. (Canada)	27,900	1,208
BT Group plc (United Kingdom)	383,870	2,412
Crown Castle International Corp. (United States)(2)	48,815	3,584
Nippon Telegraph & Telephone Corp. ADR (Japan)	46,370	1,254
Singapore Telecommunications Ltd. (Singapore)	791,400	2,295
TDC A/S (Denmark)	214,960	2,085
TELUS Corp. (Canada)	54,750	1,884

	SHARES	VALUE
Telecommunication Services—(continued)
Verizon Communications, Inc. (United States)	67,380	$3,311
Vodafone Group plc Sponsored ADR (United Kingdom)	193,895	7,622
Windstream Corp. (United States)	138,190	1,103

		32,989

Utilities—31.7%
Allette, Inc. (United States)	28,890	1,441
Ameren Corp. (United States)	40,130	1,451
American Water Works Co., Inc. (United States)	42,400	1,792
APA Group (Australia)	235,840	1,264
CenterPoint Energy, Inc. (United States)	60,735	1,408
Cleco Corp. (United States)	30,275	1,411
CMS Energy Corp. (United States)	57,785	1,547
Dominion Resources, Inc. (United States)	38,040	2,461
DTE Energy Co. (United States)	19,860	1,319
Duke Energy Corp. (United States)	39,765	2,744
National Grid plc (United Kingdom)	379,215	4,948
NextEra Energy, Inc. (United States)	40,090	3,433
NiSource, Inc. (United States)	63,140	2,076
Northeast Utilities (United States)	30,690	1,301
ONEOK, Inc. (United States)	29,180	1,814
Pinnacle West Capital Corp. (United States)	25,895	1,370
Questar Corp. (United States)	50,930	1,171
Scottish & Southern Energy plc (United Kingdom)	81,710	1,854
Sempra Energy (United States)	35,520	3,188
Snam Rete Gas S.p.A (Italy)	442,445	2,475
Terna Rete Elettrica Nazionale S.p.A (Italy)	291,620	1,457
Veolia Environnement SA (France)	113,755	1,855
Wisconsin Energy Corp. (United States)	44,480	1,839

		45,619

TOTAL COMMON STOCKS (Identified Cost $114,193)		141,940

TOTAL LONG TERM INVESTMENTS—98.5% (Identified cost $114,193)		141,940

SHORT-TERM INVESTMENTS—3.0%
Money Market Mutual Funds—3.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	4,283,806	4,284

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,284)		4,284

1

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—101.5% (Identified Cost $118,477)	146,224	(1)
Other assets and liabilities, net—(1.5)%	(2,119)

NET ASSETS—100.0%	$144,105

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	49%
Canada	13
United Kingdom	11
Italy	5
Australia	4
France	4
Spain	4
Other	10

Total	100%

†	% of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$141,940	$141,940
Short-Term Investments	4,284	4,284

Total Investments	$146,224	$146,224

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%
Consumer Discretionary—13.6%
Alimentation Couche Tard, Inc. Class B (Canada)	14,752	$1,109
Amazon.com, Inc. (United States)(2)	1,676	669
Chipotle Mexican Grill, Inc. (United States)(2)	1,099	586
Las Vegas Sands Corp. (United States)	48,057	3,790
Mattel, Inc. (United States)	20,561	978
Michael Kors Holdings Ltd. (United Kingdom)(2)	7,600	617
Norstar Founders Group Ltd. (Cayman Islands)(2)(3)(4)	54,400	0
Paddy Power plc (Ireland)(2)	14,788	1,261
Persimmon plc (United Kingdom)	74,743	1,534
priceline.com, Inc. (United States)(2)	1,283	1,491
TJX Cos., Inc. (United States)	35,413	2,257
Twenty-First Century Fox, Inc. (United States)	51,400	1,808

		16,100

Consumer Staples—33.6%
Altria Group, Inc. (United States)	64,697	2,484
British American Tobacco plc (United Kingdom)	120,409	6,456
Coca-Cola Co. (The) (United States)	136,134	5,624
Diageo plc (United Kingdom)	58,300	1,931
ITC Ltd. (India)	556,983	2,898
Nestle S.A. Registered Shares (Switzerland)	54,586	3,996
Philip Morris International, Inc. (United States)	66,159	5,764
Reckitt Benckiser Group plc (United Kingdom)	18,518	1,470
SABMiller plc (United Kingdom)	35,493	1,823
Unilever N.V. (Netherlands)	94,367	3,800
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	210,700	553
Wal-Mart Stores, Inc. (United States)	21,353	1,680
Whole Foods Market, Inc. (United States)	21,711	1,256

		39,735

Energy—1.8%
Core Laboratories N.V. (Netherlands)	1,568	299
Enbridge, Inc. (Canada)(5)	40,650	1,776

		2,075

Financials—15.0%
Capital One Financial Corp. (United States)	8,238	631
Housing Development Finance Corp. (India)	233,302	2,997
Housing Development Finance Corp. Bank Ltd. (India)	313,425	3,374
HSBC Holdings plc (United Kingdom)	149,423	1,639
Standard Chartered plc (United Kingdom)	36,527	823

	SHARES	VALUE
Financials—(continued)
UBS AG Registered Shares (Switzerland)	213,424	$4,048
Wells Fargo & Co. (United States)	93,820	4,260

		17,772

Health Care—15.1%
Biogen Idec, Inc. (United States)(2)	6,200	1,735
Celgene Corp. (United States)(2)	10,200	1,723
Covidien plc (Ireland)	27,379	1,865
Elekta AB (Sweden)	44,101	674
Grifols SA (Spain)	27,338	1,308
Illumina, Inc. (United States)(2)	5,000	553
Johnson & Johnson (United States)	28,950	2,652
Novartis AG Registered Shares (Switzerland)	11,619	927
Novo Nordisk A/S Class B (Denmark)	13,335	2,444
Roche Holding AG (Switzerland)	8,274	2,311
Zoetis, Inc. (United States)	51,786	1,693

		17,885

Industrials—4.7%
Bureau Veritas SA (France)	58,183	1,701
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	74,206	468
DKSH Holding AG (Switzerland)(2)	4,587	356
SGS SA Registered Shares (Switzerland)	899	2,068
TransDigm Group, Inc. (United States)	6,029	971

		5,564

Information Technology—12.0%
Cielo SA (Brazil)	39,035	1,086
Cognizant Technology Solutions Corp. Class A (United States)(2)	21,325	2,154
MasterCard, Inc. Class A (United States)	8,513	7,112
Visa, Inc. Class A (United States)	17,120	3,812

		14,164

Materials—3.3%
Fresnillo plc (United Kingdom)	110,314	1,362
Goldcorp, Inc. (Canada)	88,486	1,919
Silver Wheaton Corp. (Canada)	27,774	561

		3,842

Telecommunication Services—0.6%
Advanced Info Service PCL (Thailand)	27,500	167

1

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—(continued)
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,981,936	$527

		694

TOTAL COMMON STOCKS (Identified Cost $90,647)		117,831

TOTAL LONG TERM INVESTMENTS—99.7% (Identified cost $90,647)		117,831

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Funds—0.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	349,396	349

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $349)		349

SECURITIES LENDING COLLATERAL—0.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(6)	13,377	13

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $13)		13

TOTAL INVESTMENTS—100.0% (Identified Cost $91,009)		118,193	(1)
Other assets and liabilities, net—0.0%		44

NET ASSETS—100.0%		$118,237

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)	All or a portion of security is on loan.
(6)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	47%
United Kingdom	15
Switzerland	12
India	8
Canada	4
Ireland	3
Netherlands	3
Other	8

Total	100%

†	% of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$117,831	$117,831	$0	(1)
Securities Lending Collateral	13	13	—
Short-Term Investments	349	349

Total Investments	$118,193	$118,193	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

(1)	Includes internally fair valued securities currently priced at $0.

Virtus Global Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—96.9%
Consumer Discretionary Select Sector SPDR Fund	190,570	$12,736
Consumer Staples Select Sector SPDR Fund	287,090	12,339
Energy Select Sector SPDR Fund	142,250	12,590
Financial Select Sector SPDR Fund	580,370	12,687
Health Care Select Sector SPDR Fund	223,960	12,416
Industrial Select Sector SPDR Fund	245,540	12,832
iShares MSCI Canada Index Fund	255,813	7,459
iShares MSCI Emerging Markets Index Fund	552,260	23,068
iShares MSCI Japan Index Fund	733,320	8,895
iShares MSCI Pacific Ex-Japan Index Fund	79,730	3,726
Materials Select Sector SPDR Fund	278,510	12,873
Technology Select Sector SPDR Fund	356,900	12,756
Vanguard FTSE Europe ETF	454,900	26,748

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $146,365)		171,125

TOTAL LONG TERM INVESTMENTS—96.9% (Identified cost $146,365)		171,125

SHORT-TERM INVESTMENTS—3.6%
Money Market Mutual Funds—3.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	6,447,651	6,448

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,448)		6,448

TOTAL INVESTMENTS—100.5% (Identified Cost $152,813)		177,573	(1)
Other assets and liabilities, net—(0.5)%		(883)

NET ASSETS—100.0%		$176,690

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$171,125	$171,125
Short-Term Investments	6,448	6,448

Total Investments	$177,573	$177,573

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.6%
Australia—5.9%
BGP Holdings plc(2)(3)(4)	13,566	$0
CFS Retail Property Trust	50,600	88
Dexus Property Group	587,440	527
GPT Group	123,500	375
Westfield Group	126,150	1,136
Westfield Retail Trust	148,450	394

		2,520

Canada—4.4%
Allied Properties Real Estate Investment Trust	17,885	552
Canadian Real Estate Investment Trust	9,175	375
First Capital Realty, Inc.	24,780	413
RioCan Real Estate Investment Trust	23,562	549

		1,889

Finland—0.5%
Citycon OYJ	59,970	211

France—4.2%
Fonciere Des Regions	2,154	186
Klepierre	5,220	242
Unibail-Rodamco SE	5,373	1,376

		1,804

Germany—1.4%
LEG Immobilien AG(2)	9,954	588

Hong Kong—4.8%
Hang Lung Properties Ltd.	155,000	490
Hongkong Land Holdings Ltd.	84,900	501
Hysan Development Co. Ltd.	73,000	314
Link REIT (The)	159,504	773

		2,078

Italy—0.2%
Beni Stabili SpA	154,478	104

Japan—6.0%
AEON Mall Co., Ltd.	3,077	86
GLP J-REIT	284	277
Japan Prime Realty Investment Corp.	106	339
Japan Real Estate Investment Corp.	56	300
Kenedix Realty Investment Corp.	114	541
Nippon Building Fund, Inc.	68	395
Nippon Prologis REIT, Inc.	41	392

	SHARES	VALUE
Japan—(continued)
Tokyu REIT, Inc.	41	$253

		2,583

Mexico—0.8%
TF Administradora Industrial S de Rl de CV	193,222	348

Netherlands—0.7%
Corio N.V.	2,231	100
Eurocommercial Properties N.V.	4,265	181

		281

Norway—0.5%
Norwegian Property ASA	175,775	211

Singapore—3.3%
CapitaMall Trust	145,450	220
CapitaRetail China Trust	354,331	373
Global Logistic Properties Ltd.	252,500	578
Mapletree Logistics Trust	311,545	261

		1,432

Sweden—0.9%
Castellum AB	23,340	363

United Kingdom—7.5%
Big Yellow Group plc	23,628	187
British Land Co. plc	46,400	483
Derwent London plc	5,810	240
Great Portland Estates plc	28,971	288
Hammerson plc	54,620	454
Land Securities Group plc	52,131	832
Safestore Holdings plc	129,726	346
SEGRO plc	69,490	384

		3,214

United States—57.5%
American Campus Communities, Inc.	15,538	501
AvalonBay Communities, Inc.	7,695	910
Boston Properties, Inc.	9,328	936
Brixmor Property Group, Inc.	12,083	246
Camden Property Trust	10,610	604
DCT Industrial Trust, Inc.	122,593	874
DDR Corp.	41,545	639
Digital Realty Trust, Inc.	2,385	117
Douglas Emmett, Inc.	7,100	165
Duke Realty Corp.	20,700	311

1

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
EastGroup Properties, Inc.	2,400	$139
Equity Lifestyle Properties, Inc.	9,646	349
Equity Residential	26,289	1,364
Essex Property Trust, Inc.	6,479	930
Extra Space Storage, Inc.	19,195	809
General Growth Properties, Inc.	60,819	1,221
HCP, Inc.	24,479	889
Health Care REIT, Inc.	7,531	403
Host Hotels & Resorts, Inc.	48,908	951
Kilroy Realty Corp.	20,263	1,017
Kimco Realty Corp.	29,285	578
LaSalle Hotel Properties	15,115	466
Liberty Property Trust	22,267	754
Macerich Co. (The)	17,673	1,041
Pebblebrook Hotel Trust	18,459	568
Prologis, Inc.	41,648	1,539
Public Storage	10,790	1,624
Simon Property Group, Inc.	18,431	2,804
SL Green Realty Corp.	4,986	461
Tanger Factory Outlet Centers	24,700	791
Ventas, Inc.	10,272	588
Vornado Realty Trust	1,075	95

		24,684

TOTAL COMMON STOCKS (Identified Cost $40,138)		42,310

TOTAL LONG TERM INVESTMENTS—98.6% (Identified cost $40,138)		42,310

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	482,213	482

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $482)		482

TOTAL INVESTMENTS—99.7% (Identified Cost $40,620)		42,792	(1)
Other assets and liabilities, net—0.3%		137

NET ASSETS—100.0%		$42,929

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	59%
United Kingdom	8
Australia	6
Japan	6
Hong Kong	5
Canada	4
France	4
Other	8

Total	100%

†	% of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$42,310	$42,310	$0	(1)
Short-Term Investments	482	482	—

Total Investments	$42,792	$42,792	$0	(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).

There is no Level 2 (significant observable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—70.4%
Consumer Discretionary—11.8%
BEC World plc (Thailand)	75,100	$115
Galaxy Entertainment Group Ltd. (Hong Kong)(2)	2,098	19
Genting Malaysia Bhd (Malaysia)	83,955	112
Jollibee Foods Corp. (Philippines)	17,800	69
Kangwon Land, Inc. (South Korea)(2)	3,050	90
L’Occitane International SA (Hong Kong)	40,389	86
Matahari Department Store Tbk PT (Indonesia)(2)	89,873	81
SA International Holdings Ltd. (Cayman Islands)	69,005	81
Samsonite International SA (Luxembourg)	8,737	27
Sands China Ltd. (Cayman Islands)	28,773	235
Super Retail Group Ltd. (Australia)	6,001	71
Westlife Development Ltd. (India)(2)	38,271	230

		1,216

Consumer Staples—25.1%
British American Tobacco Bangldesh Co., Ltd. (Bangladesh)	14,350	296
CP ALL PCL (Thailand)	187,500	240
Dairy Farm International Holdings Ltd. (Bermuda)	10,035	95
Emami Ltd. (India)(2)	11,956	92
Guinness Anchor Bhd (Malaysia)	34,585	169
Hindustan Unilever Ltd. (India)	22,027	203
ITC Ltd. (India)	64,699	337
LG Household & Health Care Ltd. (South Korea)(2)	294	153
Nestle India Ltd. (India)	2,203	188
Nestle Malaysia Bhd (Malaysia)	5,790	120
Nestle Pakistan Ltd. (Pakistan)	2,078	149
Orion Corp. (South Korea)	88	79
Puregold Price Club, Inc. (Philippines)	81,300	69
Robinsons Retail Holdings, Inc. (Philippines)(2)	30,900	39
Thai Beverage PCL (Thailand)	181,290	78
Tsingtao Brewery Co., Ltd. (China)	16,253	137
Unilever Indonesia Tbk PT (Indonesia)	52,497	112
United Spirits Ltd. (India)	725	31

		2,587

Financials—19.5%
Axis Bank Ltd. (India)	4,538	95
Bangkok Bank plc (Thailand)	23,100	125
Bank Central Asia Tbk PT (Indonesia)	75,768	60
DBS Group Holdings Ltd. (Singapore)	7,849	106

	SHARES	VALUE
Financials—(continued)
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)	69,000	$49
Housing Development Finance Corp. (India)	25,364	326
Housing Development Finance Corp. Bank Ltd. (India)	31,910	344
HSBC Holdings plc (United Kingdom)	20,590	223
Kasikornbank PCL (Thailand)	25,200	122
Kotak Mahindra Bank Ltd. (India)	5,440	64
Link REIT (The) (Hong Kong)	25,823	125
Malayan Banking Bhd (Malaysia)	42,870	130
Public Bank Bhd (Malaysia)	12,480	74
Standard Chartered plc (United Kingdom)	7,174	160

		2,003

Health Care—4.7%
Cipla Ltd. (India)	11,263	73
CSL Ltd. (Australia)	1,531	94
Kalbe Farma Tbk PT (Indonesia)	992,013	102
Ramsay Health Care Ltd. (Australia)	2,573	99
Sun Pharmaceutical Industries Ltd. (India)	12,360	114

		482

Industrials—2.2%
Havells India Ltd. (India)	7,385	94
Jardine Matheson Holdings Ltd. (Bermuda)	1,328	69
SM Investments Corp. (Philippines)	3,837	62

		225

Information Technology—1.4%
NetEase, Inc. ADR (Cayman Islands)	400	31
Tata Consultancy Services Ltd. (India)	3,095	109

		140

Materials—1.2%
Asian Paints Ltd. (India)	6,690	53
Semen Gresik (Persero) Tbk PT (Indonesia)	62,290	72

		125

Telecommunication Services—2.4%
Advanced Info Service PCL (Thailand)	19,800	120
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	728,130	129

		249

Utilities—2.1%
NTPC Ltd. (India)(2)	10,147	23

1

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Power Assets Holdings Ltd. (Hong Kong)	24,284	$193

		216

TOTAL COMMON STOCKS (Identified Cost $5,602)		7,243

TOTAL LONG TERM INVESTMENTS—70.4% (Identified cost $5,602)		7,243

SHORT-TERM INVESTMENTS—5.3%
Money Market Mutual Funds—5.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	545,510	546

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $546)		546

TOTAL INVESTMENTS—75.7% (Identified Cost $6,148)		7,789	(1)
Other assets and liabilities, net—24.3%		2,505

NET ASSETS—100.0%		$10,294

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
India	31%
Thailand	10
Malaysia	8
Indonesia	7
United States	7
Hong Kong	5
United Kingdom	5
Other	27

Total	100%

†	% of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$7,243	$7,243	$0
Short-Term Investments	546	546	—

	$7,789	$7,789	$0

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Securities held by the Fund with an end of period Value of $49 were transferred from level 3 to level 1 since starting to use an exchange price.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2013:	$55
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6)
Purchases	—
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	(49)

Balance as of December 31, 2013	$—

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.0%
Industrials—0.0%
Rolls-Royce Holdings, Series C, 4.020%(2)	1,932,076	$3

TOTAL PREFERRED STOCK (Identified Cost $3)		3

COMMON STOCKS—97.5%
Consumer Discretionary—8.9%
Barrat Developments plc (United Kingdom)	50,817	294
Domino’s Pizza Group plc (United Kingdom)	20,272	172
Hermes International (France)	531	192
Luxottica Group SpA (Italy)	6,509	349
Paddy Power plc (Ireland)(2)	4,702	401
Persimmon plc (United Kingdom)	10,536	216

		1,624

Consumer Staples—34.4%
Anheuser-Busch InBev N.V. (Belgium)	4,499	478
British American Tobacco plc (United Kingdom)	17,732	951
Diageo plc (United Kingdom)	18,873	625
L’Oreal S.A. (France)	2,351	413
Lindt & Spruengli AG (Switzerland)	47	212
Nestle S.A. Registered Shares (Switzerland)	8,784	643
Pernod-Ricard S.A. (France)	2,461	280
Philip Morris International, Inc. (United States)	9,661	842
Reckitt Benckiser Group plc (United Kingdom)	5,618	446
SABMiller plc (United Kingdom)	13,470	692
Unilever N.V. (Netherlands)	17,964	723

		6,305

Energy—2.9%
Core Laboratories N.V. (Netherlands)	2,830	540

Financials—13.3%
Countrywide plc (United Kingdom)	11,826	117
HSBC Holdings plc (United Kingdom)	42,062	461
Reinet Investments SCA (Luxembourg)(2)	11,673	222
Standard Chartered plc (United Kingdom)	23,467	529
Svenska Handelsbanken AB Class A (Sweden)	5,277	259
UBS AG Registered Shares (Switzerland)	44,171	838

		2,426

Health Care—13.2%
Cie Generale D’optique Essilor International SA (France)	3,385	360

	SHARES	VALUE
Health Care—(continued)
Elekta AB (Sweden)	12,507	$191
Grifols SA (Spain)	7,093	339
Novartis AG Registered Shares (Switzerland)	2,108	168
Novo Nordisk A/S Class B (Denmark)	3,338	612
Novozymes A/S Class B (Denmark)	3,495	148
Roche Holding AG (Switzerland)	2,128	594

		2,412

Industrials—14.4%
Bureau Veritas SA (France)	20,529	600
DKSH Holding AG (Switzerland)(2)	4,557	354
Indutrade AB (Sweden)	5,436	227
Intertek Group plc (United Kingdom)	1,511	79
Rolls-Royce Holdings plc (United Kingdom)	23,668	500
SGS SA Registered Shares (Switzerland)	173	398
Zodiac Aerospace (France)	2,655	470

		2,628

Information Technology—5.2%
Accenture plc Class A (Ireland)	2,941	242
SAP AG (Germany)	4,488	385
Wirecard AG (Germany)	8,394	331

		958

Materials—5.2%
Air Liquide SA (France)	2,618	370
Fresnillo plc (United Kingdom)	27,450	339
Randgold Resources Limited (Jersey)	1,810	114
Randgold Resources Ltd. ADR (Jersey)	2,066	130

		953

TOTAL COMMON STOCKS (Identified Cost $14,665)		17,846

TOTAL LONG TERM INVESTMENTS—97.5% (Identified cost $14,668)		17,849

SHORT-TERM INVESTMENTS—2.5%
Money Market Mutual Funds—2.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	459,606	460

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $460)		460

1

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.0% (Identified Cost $15,128)	18,309	(1)
Other assets and liabilities, net—0.0%	0

NET ASSETS—100.0%	$18,309

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	30%
Switzerland	17
France	15
Netherlands	7
United States	7
Denmark	4
Germany	4
Other	16

Total	100%

†	% of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$17,846	$17,846	$—
Preferred Stock	3	—	3
Short-Term Investments	460	460	—

Total Investments	$18,309	$18,306	$3

There are no Level 2 (significant observable inputs priced securities.

There were no transfers between level 1 and level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Preferred Stocks
Balance as of September 30, 2013:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(b)
Purchases	3
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2013	$3

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Amount less than $500.

Virtus Herzfeld Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS—95.2%
Convertible Funds—5.4%
Advent Claymore Convertible Securities and Income Fund	10,825	$201
AllianzGI Equity & Convertible Income Fund	6,982	136
Putnam High Income Securities Fund	44,103	364

		701

Equity Funds—29.1%
Adams Express Co.	25,470	333
Advent Claymore Enhanced Growth & Income Fund	8,708	88
Alpine Total Dynamic Dividend Fund	113,269	475
ASA Gold and Precious Metals Ltd.	4,500	55
BlackRock Enhanced Equity Dividend Trust	8,000	64
Boulder Growth & Income Fund, Inc.	14,323	115
Cohen & Steers Dividend Majors Fund, Inc.	23,102	337
Cohen & Steers Infrastructure Fund, Inc.	15,500	319
Cohen & Steers REIT and Preferred Income Fund, Inc.	16,491	259
Dividend and Income Fund	3,000	45
Eaton Vance Tax-Advantaged Dividend Income Fund	5,363	102
First Opportunity Fund, Inc.	13,270	119
Gabelli Healthcare & WellnessRx Trust (The)	17,145	178
General American Investors Co., Inc.	9,135	322
Liberty All Star Equity Fund	38,225	228
LMP Capital and Income Fund, Inc.	18,166	286
Petroleum & Resources Corp.	12,355	338
RMR Real Estate Income Fund	2,824	48
Tri-Continental Corp.	3,847	77

		3,788

Hybrid Fund—0.5%
Calamos Global Dynamic Income Fund	8,250	74

Income Funds—26.6%
AllianceBernstein Income Fund	12,000	86
American Select Portfolio	41,543	385
BlackRock Build America Bond Trust	9,000	172
BlackRock Credit Allocation Income Trust IV	18,768	245
First Trust High Income Long/Short Fund	5,800	100
First Trust Intermediate Duration Preferred & Income Fund	24,385	518
First Trust Mortgage Income Fund	20,300	316

	SHARES	VALUE
Income Funds—(continued)
Guggenheim Build America Bonds Managed Duration Trust	6,999	$139
Montgomery Street Income Securities, Inc.	5,755	89
Morgan Stanley Income Securities, Inc.	10,278	173
NexPoint Credit Strategies Fund	15,000	141
Nuveen Build America Bond Opportunity Fund	6,752	131
Pimco Dynamic Income Fund	8,000	233
Putnam Master Intermediate Income Trust	13,600	69
Putnam Premier Income Trust	62,407	339
TCW Strategic Income Fund, Inc.	6,500	35
Western Asset Inflation Management Fund, Inc.	14,000	237
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,000	56

		3,464

International Equity Funds—22.8%
Aberdeen Indonesia Fund, Inc. (The)	5,210	43
Aberdeen Singapore Fund, Inc.	5,100	65
Alpine Global Dynamic Dividend Fund	69,494	354
BlackRock International Growth and Income Trust	17,000	138
Brookfield Global Listed Infrastructure Income Fund, Inc.	8,317	165
Clough Global Allocation Fund	4,452	69
Clough Global Opportunities Fund	9,857	129
Delaware Enhanced Global Dividend and Income Fund	9,000	110
Japan Equity Fund, Inc.	56,284	393
Japan Smaller Capitalization Fund, Inc.	38,577	354
JPMorgan China Region Fund, Inc.	3,112	47
Korea Fund, Inc. (The)(2)	5,918	245
Macquarie Global Infrastructure Total Return Fund, Inc.	3,900	86
Morgan Stanley Asia Pacific Fund, Inc.	5,091	85
New Germany Fund, Inc. (The)	4,320	86
Nuveen Real Asset Income and Growth Fund	13,933	233
Templeton Dragon Fund, Inc.	4,400	114
Thai Fund, Inc. (The)	8,963	163
Wells Fargo Advantage Global Dividend Opportunity Fund	12,002	87

		2,966

International Income Funds—5.8%
Aberdeen Asia-Pacific Income Fund, Inc.	17,034	98

1

Virtus Herzfeld Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
International Income Funds—(continued)
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	27,185	$354
Nuveen Diversified Currency Opportunities Fund	3,850	39
Pimco Dynamic Credit Income Fund	12,000	270

		761

Loan Participation Fund—0.3%
Avenue Income Credit Strategies Fund	2,147	38

Municipal Bond Funds—4.7%
Nuveen Dividend Advantage Municipal Fund 3	20,900	258
Nuveen Dividend Advantage Municipal Income Fund	25,334	317
Nuveen Municipal Market Opportunity Fund, Inc.	3,000	36

		611

TOTAL CLOSED END FUNDS (Identified Cost $12,504)		12,403

TOTAL LONG TERM INVESTMENTS—95.2% (Identified cost $12,504)		12,403

SHORT-TERM INVESTMENTS—7.3%
Money Market Mutual Funds—7.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	945,757	946

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $946)		946

TOTAL INVESTMENTS—102.5% (Identified Cost $13,450)		13,349	(1)
Other assets and liabilities, net—(2.5)%		(328)

NET ASSETS—100.0%		$13,021

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Closed-End Funds	$12,403	$12,403
Short-Term Investments	946	946

Total Investments	$13,349	$13,349

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—1.1%
Non-Agency—1.1%
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(3)	$213	$227
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	287	298
Structured Adjustable Rate Mortgage Loan Trust 07-5, 2A1 4.621%, 6/25/37(2)	694	594

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,051)		1,119

ASSET-BACKED SECURITIES—0.3%
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(2)(3)	261	211
Terwin Mortgage Trust 04-15AL, A1 144A 5.796%, 7/25/34(2)(3)	126	120

TOTAL ASSET-BACKED SECURITIES (Identified Cost $349)		331

CORPORATE BONDS—76.7%
Consumer Discretionary—18.3%
Activision Blizzard, Inc.
144A 5.625%, 9/15/21(3)	250	259
144A 6.125%, 9/15/23(3)	260	272
Allison Transmission, Inc. 144A 7.125%, 5/15/19(3)	475	514
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	50	52
6.250%, 3/15/21	275	294
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	345	349
Boyd Gaming Corp. 9.000%, 7/1/20	500	550
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	385	401
144A 6.125%, 7/1/22(3)	35	35
Caesars Entertainment Resort Properties LLC 9.000%, 2/15/20	500	489
CCO Holdings LLC (CCO Holdings Capital Corp.)
6.500%, 4/30/21	415	429
5.250%, 9/30/22	385	361
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	650	670

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	$200	$229
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	300	306
Claire’s Stores, Inc. 144A 7.750%, 6/1/20(3)	250	234
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	550	581
Series A 7.625%, 3/15/20	130	136
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	10	10
144A 4.875%, 11/1/20(3)	90	90
144A 5.375%, 11/1/23(3)	5	5
Hilton Worldwide Finance LLC 144A 5.625%, 10/15/21(3)	440	457
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	260	274
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	390	385
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(3)	150	152
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	355	389
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(3)	325	354
Meritor, Inc. 6.750%, 6/15/21	445	456
MGM Resorts International 6.750%, 10/1/20	760	815
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	450	487
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	340	367
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	140	139
Pinnacle Entertainment, Inc. 7.500%, 4/15/21	500	545
Quiksilver Wholesale, Inc. 10.000%, 8/1/20	200	227
Regal Entertainment Group 5.750%, 6/15/23	500	494
Rent-A-Center, Inc. 6.625%, 11/15/20	250	266
Sally Holdings LLC 5.750%, 6/1/22	300	314
ServiceMaster Co. 8.000%, 2/15/20	285	292
Sinclair Television Group, Inc. 5.375%, 4/1/21	560	554
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	565	535
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	365	358
Sonic Automotive, Inc. 5.000%, 5/15/23	300	283
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	560	546
UCI International, Inc. 8.625%, 2/15/19	480	482
United Artists Theatre Circuit, Inc.

1

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Series BD-1 9.300%, 7/1/15(5)(6)	$124	$126
Series AW-0 9.300%, 7/1/15(5)(6)	1	1
Series BE-9 9.300%, 7/1/15(5)(6)	4	4
Series 95-A 9.300%, 7/1/15(5)(6)	110	112
Univision Communications, Inc.
144A 6.875%, 5/15/19(3)	215	231
144A 8.500%, 5/15/21(3)	365	403
Valassis Communication, Inc. 6.625%, 2/1/21	885	917
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	235	236
William Carter Co. (The) 144A 5.250%, 8/15/21(3)	355	362

		17,829

Consumer Staples—2.7%
Alphabet Holding Co., Inc. PIK Interest Capitalization, 144A 7.750%, 11/1/17(3)(9)	55	57
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	190	206
Darling Escrow Corp. 144A 5.375%, 1/15/22(3)	440	444
Ingles Markets, Inc. 5.750%, 6/15/23	550	541
Rite Aid Corp. 6.750%, 6/15/21	500	527
Roundy’s Supermarkets, Inc. 144A 10.250%, 12/15/20(3)	250	256
SUPERVALU, Inc. 6.750%, 6/1/21	300	298
Vector Group Ltd. 7.750%, 2/15/21	300	319

		2,648

Energy—7.7%
BreitBurn Energy Partners (BreitBurn Finance Corp.) 7.875%, 4/15/22	180	188
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	200	226
CHC Helicopter SA 9.250%, 10/15/20	280	303
Chesapeake Energy Corp.
6.625%, 8/15/20	260	292
5.375%, 6/15/21	855	889
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	235	242
Energy Transfer Equity LP 7.500%, 10/15/20	275	310
Energy XXI Gulf Coast, Inc. 144A 7.500%, 12/15/21(3)	500	524
EP Energy LLC 9.375%, 5/1/20	215	249
EV Energy Partners LP 8.000%, 4/15/19	125	126

	PAR VALUE	VALUE
Energy—(continued)
Forest Oil Corp. 7.250%, 6/15/19	$184	$180
Gulfmark Offshore, Inc. 6.375%, 3/15/22	400	405
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	490	521
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	375	381
Memorial Production Partners LP 7.625%, 5/1/21	290	299
Pacific Rubiales Energy Corp. 144A 7.250%, 12/12/21(3)	335	357
Parker Drilling Co. 144A 7.500%, 8/1/20(3)	275	290
QEP Resources, Inc. 6.875%, 3/1/21	410	442
Rosetta Resources, Inc. 5.875%, 6/1/22	280	278
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	285	280
Targa Resources Partners LP 6.375%, 8/1/22	420	446
Tullow Oil plc 144A 6.000%, 11/1/20(3)	270	275

		7,503

Financials—12.4%
Aircastle Ltd.
4.625%, 12/15/18	160	162
7.625%, 4/15/20	240	271
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(7)	200	214
Avis Budget Car Rental LLC 5.500%, 4/1/23	385	375
Caesars Entertainment Resort Properties LLC
144A 8.000%, 10/1/20(3)	235	246
144A 11.000%, 10/1/21(3)	410	422
CNH Capital LLC 144A 3.250%, 2/1/17(3)	25	26
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500	517
Country Garden Holdings Co., Ltd. 144A 7.250%, 4/4/21(3)	200	200
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	90	94
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	280	278
DuPont Fabros Technology LP 5.875%, 9/15/21	305	316
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	310	315
General Motors Financial Co., Inc.
144A 4.750%, 8/15/17(3)	255	272
6.750%, 6/1/18	205	235
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	480	468
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	320	350

2

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
ING (U.S.), Inc. 5.650%, 5/15/53(2)	$570	$554
Intelsat Jackson Holdings SA 6.625%, 12/15/22	510	528
International Lease Finance Corp.
3.875%, 4/15/18	300	301
6.250%, 5/15/19	455	495
5.875%, 8/15/22	840	838
iStar Financial, Inc. 4.875%, 7/1/18	335	335
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175	187
Level 3 Financing, Inc.
7.000%, 6/1/20	200	213
144A 6.125%, 1/15/21(3)	250	253
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(3)(9)	255	266
Nationstar Mortgage LLC 6.500%, 7/1/21	610	584
Rent-A-Center, Inc. 4.750%, 5/1/21	175	165
SLM Corp.
4.875%, 6/17/19	75	75
5.500%, 1/25/23	330	311
Spansion LLC 7.875%, 11/15/17	255	266
Springleaf Finance Corp. 6.500%, 9/15/17	300	322
Telecom Italia Capital SA 7.175%, 6/18/19	215	241
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(7)	335	322
Toll Brothers Finance Corp. 4.000%, 12/31/18	25	26
UPCB Finance Ltd.
Series V 144A 7.250%, 11/15/21(3)	250	273
Series VI 144A 6.875%, 1/15/22(3)	150	160
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	270	275
WideOpenWest Finance LLC 10.250%, 7/15/19	265	295

		12,046

Health Care—6.5%
Alere, Inc. 6.500%, 6/15/20	415	426
HCA, Inc.
6.500%, 2/15/20	775	853
7.500%, 2/15/22	415	457
Health Management Associates, Inc. 7.375%, 1/15/20	250	281
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	590	628
Lifepoint Hospitals, Inc. 144A 5.500%, 12/1/21(3)	265	267

	PAR VALUE		VALUE
Health Care—(continued)
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(3)(9)	$165		$172
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20	350		364
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	80		82
Tenet Healthcare Corp. 144A
6.000%, 10/1/20(3)	310		324
4.500%, 4/1/21	230		219
8.125%, 4/1/22	635		686
United Surgical Partners International, Inc. 9.000%, 4/1/20	500		563
Universal Hospital Services, Inc. 7.625%, 8/15/20	300		318
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	215		237
144A 7.500%, 7/15/21(3)	40		44
144A 5.625%, 12/1/21(3)	20		20
144A 7.250%, 7/15/22(3)	300		324

			6,265

Industrials—7.0%
AAR Corp. 144A 7.250%, 1/15/22(3)	285		306
ADS Waste Holdings, Inc. 8.250%, 10/1/20	250		273
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	620		652
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	300		326
Air Canada 144A 6.750%, 10/1/19(3)	310		328
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	58		62
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	340		337
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	660		658
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	445		466
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	40		46
Dycom Investments, Inc. 7.125%, 1/15/21	250		271
Hellenic Railways 5.460%, 1/30/14	225	EUR	302
Iron Mountain, Inc. 5.750%, 8/15/24	425		396
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	400		434
Nielsen Co. (The) 144A 5.500%, 10/1/21(3)	225		229
Rexel SA 144A 5.250%, 6/15/20(3)	335		338
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	250		275

3

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(3)	$385	$412
Spirit Aerosystems, Inc. 6.750%, 12/15/20	190	205
TransDigm, Inc. 7.500%, 7/15/21	485	524

		6,840

Information Technology—2.7%
Earthlink, Inc. 7.375%, 6/1/20	510	511
First Data Corp.
144A 6.750%, 11/1/20(3)	225	235
144A 11.750%, 8/15/21(3)	1,050	1,113
144A 11.750%, 8/15/21(3)	165	175
Freescale Semiconductor, Inc. 144A 6.000%, 1/15/22(3)	225	229
Softbank Corp. 144A 4.500%, 4/15/20(3)	200	195
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)(9)	175	181

		2,639

Materials—8.6%
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(3)	275	301
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	695	705
Calumet Specialty Products Partners LP 9.375%, 5/1/19	230	257
Cascades, Inc. 7.875%, 1/15/20	880	946
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	225	257
144A 5.875%, 3/25/19(3)	400	402
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	190	184
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	235	237
Evraz Group S.A. 144A 6.500%, 4/22/20(3)	325	304
FMG Resources Property Ltd.
144A 6.000%, 4/1/17(3)	300	320
144A 6.875%, 2/1/18(3)	180	190
144A 6.875%, 4/1/22(3)	135	148
Hexion U.S. Finance Corp.
8.875%, 2/1/18	300	313
6.625%, 4/15/20	215	221
IENOS Group Holdings SA 144A 6.125%, 8/15/18(3)	235	237

	PAR VALUE	VALUE
Materials—(continued)
Ineos Finance plc 144A 7.500%, 5/1/20(3)	$220	$242
Libbey Glass, Inc. 6.875%, 5/15/20	450	488
Pactiv LLC 8.125%, 6/15/17	265	286
Reynolds Group Issuer, Inc.
8.500%, 5/15/18	400	424
9.000%, 4/15/19	275	296
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	500	495
Tronox Finance LLC 6.375%, 8/15/20	335	343
United States Steel Corp. 6.875%, 4/1/21	340	361
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	395	440

		8,397

Telecommunication Services—8.8%
CenturyLink, Inc. Series V 5.625%, 4/1/20	1,110	1,135
Cincinnati Bell, Inc. 8.375%, 10/15/20	280	305
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	310	323
Frontier Communications Corp. 8.500%, 4/15/20	335	377
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(3)	855	920
MetroPCS Wireless, Inc. 6.625%, 11/15/20	310	330
RCN Telecom Services LLC 144A 8.500%, 8/15/20(3)	500	507
Sprint Capital Corp.
6.900%, 5/1/19	265	291
6.875%, 11/15/28	520	493
Sprint Communications, Inc. 6.000%, 11/15/22	270	265
Sprint Corp.
144A 7.250%, 9/15/21(3)	980	1,056
144A 7.875%, 9/15/23(3)	270	291
T-Mobile USA, Inc.
6.633%, 4/28/21	50	53
6.125%, 1/15/22	230	235
6.836%, 4/28/23	210	219
6.500%, 1/15/24	235	239
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	220	239
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	300	319
144A 7.250%, 2/15/18(3)	370	389
Windstream Corp. 7.750%, 10/1/21	540	575

		8,561

4

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—2.0%
AES Corp. (The) 7.375%, 7/1/21	$500	$566
AmeriGas Partners LP 7.000%, 5/20/22	200	218
Calpine Corp.
144A 7.500%, 2/15/21(3)	262	287
144A 6.000%, 1/15/22(3)	35	36
Energy Future Intermediate Holding Co. LLC ( Energy Future Intermediate Holding Finance, Inc.) 10.000%, 12/1/20	250	267
NRG Energy, Inc. 7.875%, 5/15/21	210	234
Texas Competitive Electric Holdings Co., LLC (Texas Competitive Holdings Finance, Inc.) 144A 11.500%, 10/1/20(3)	500	370

		1,978

TOTAL CORPORATE BONDS (Identified Cost $72,525)		74,706

LOAN AGREEMENTS(2)—14.3%
Consumer Discretionary—4.8%
Brickman Group Holdings, Inc. Second Lien, 0.000%, 12/17/21(8)	63	65
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	142	147
Clear Channel Communications, Inc.
Tranche B, 3.814%, 1/29/16	653	634
Tranche D, 6.990%, 1/30/19	1,079	1,033
Cumulus Media Holdings, Inc. 0.000%, 12/18/20(8)	353	356
EB Sports Corp. 11.500%, 12/31/15	310	309
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	261	263
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.000%, 4/24/18	382	385
Marina District Finance Co., Inc. 6.750%, 8/15/18	264	266
Merrill Communications LLC 7.250%, 3/8/18	272	278
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	337	345
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	172	173
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	200	192
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	202	208

		4,654

	PAR VALUE	VALUE
Consumer Staples—0.9%
AdvancePierre Foods, Inc. Second Lien, 9.250%, 10/10/17	$290	$282
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20	190	189
Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	262	272
Rite Aid Corp. Tranche 2, 4.875%, 6/21/21	180	183

		926

Energy—1.2%
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	276	282
NGPL Pipeco LLC 6.750%, 9/15/17	248	231
Sabine Oil & Gas LLC Second Lien, 6.750%, 12/31/18	285	289
Templar Energy LLC Second Lien, 8.000%, 11/25/20	355	357

		1,159

Financials—0.3%
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	92	95
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	191	190

		285

Health Care—1.1%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	292	293
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	165	166
Second Lien, 11.000%, 1/2/19	120	122
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	187	185
MMM Holdings, Inc. 9.750%, 12/12/17	98	99
MSO of Puerto Rico, Inc. Second Lien, 9.750%, 12/12/17	71	72
Sheridan Holdings, Inc. Second Lien, 9.000%, 12/13/21	152	153

		1,090

Industrials—1.3%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	59	60

5

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Ceridian Corp. 0.000%, 5/9/17(8)	$330	$332
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	136	139
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	310	318
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	328	326
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	101	101

		1,276

Information Technology—3.4%
Alcatel-Lucent USA, Inc. 5.750%, 1/30/19	246	247
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	193	196
Avaya, Inc. Tranche B-3, 4.736%, 10/26/17	308	302
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	445	454
Deltek, Inc. Second Lien, 10.000%, 10/10/19	268	273
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	277	276
Kronos, Inc. Second Lien, 9.750%, 4/30/20	350	363
Mitchell International, Inc. 0.000%, 10/11/21(8)	220	224
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	415	427
Sorenson Communications, Inc. 9.500%, 10/31/14	278	282
Wall Street Systems Delaware, Inc. Second Lien, 9.250%, 10/25/20	275	278

		3,322

Materials—0.9%
Ardagh Holdings USA, Inc. 4.250%, 12/17/19	43	43
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 9.250%, 9/19/14	415	419
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500%, 12/21/20	370	374

		836

Telecommunication Services—0.4%
Integra Telecom Holdings, Inc. Second Lien, 9.750%, 2/21/20	126	130

	PAR VALUE		VALUE
Telecommunication Services—(continued)
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21	$285		$283

			413

TOTAL LOAN AGREEMENTS (Identified Cost $13,729)			13,961

	SHARES		VALUE
PREFERRED STOCK(2)—1.4%
Financials—1.4%
Ally Financial, Inc. Series A, 8.500%	11,530		310
Citigroup, Inc. Series D 5.350%	510	(4)	450
GMAC Capital Trust I Series 2 8.125%	20,800		556

TOTAL PREFERRED STOCK (Identified Cost $1,340)			1,316

EXCHANGE-TRADED FUNDS—3.1%
SPDR Barclays High Yield Bond	74,633		3,027

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,029)			3,027

TOTAL LONG TERM INVESTMENTS—96.9% (Identified cost $92,023)			94,460	(10)

SHORT-TERM INVESTMENTS—4.2%
Money Market Mutual Funds—4.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	4,062,176		4,062

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,062)			4,062

TOTAL INVESTMENTS—101.1% (Identified Cost $96,085)			98,522	(1)
Other assets and liabilities, net—(1.1)%			(1,111)

NET ASSETS—100.0%			$97,411

Abbreviations:

ADS	American Depositary Share
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

6

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $33,803 or 34.7% of net assets.

(4)	Value shown as par..
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after December 31, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(9)	100% of the income received was in cash.
(10)	All or a portion segregated for delay delivery transactions.

Foreign Currencies

EUR	European Currency Unit

7

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	84%
Canada	4
Luxembourg	4
Austria	1
Bermuda	1
Ireland	1
United Kingdom	1
Other	4

Total	100%

†	% of total investments as of December 31, 2013

8

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$331	$—	$331	$—
Corporate Bonds	74,706	—	74,463	243
Loan Agreements	13,961	—	13,961	—
Mortgage-Backed Securities	1,119	—	1,119	—
Equity Securities:
Exchange-Traded Funds	3,027	3,027	—	—
Preferred Stock	1,316	866	450	—
Short-Term Investments	4,062	4,062	—	—

Total Investments	$98,522	$7,955	$90,324	$243

There were no transfers between level 1 and level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2013:	$243
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2013	$243	(d)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	Includes internally fair valued security.

Refer to the last paragraph under “Note 1A. Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.7%
Consumer Discretionary—7.7%
Bayerische Motoren Werke AG (Germany)	1,593	$187
Bridgestone Corp. (Japan)	3,800	143
Tata Motors Ltd. Sponsored ADR (India)	4,600	142

		472

Consumer Staples—6.2%
Koninklijke Ahold N.V. (Netherlands)	8,700	156
Svenska Cellulosa AB SCA B Shares (Sweden)	7,296	225

		381

Energy—5.4%
Canadian Natural Resources Ltd. (Canada)	5,650	191
EnCana Corp. (Canada)	7,900	143

		334

Financials—33.1%
Aviva plc (United Kingdom)	28,746	214
AXA SA Sponsored ADR (France)	7,450	208
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR (Spain)	12,553	155
BNP Paribas SA (France)	2,503	195
Credit Agricole SA (France)	11,700	150
Daiwa Securities Group, Inc. (Japan)	18,750	187
ING Groep N.V. ADR (Netherlands)(2)	16,100	226
Intesa Sanpaolo SpA (Italy)	69,623	172
MS&AD Insurance Group Holdings, Inc. (Japan)	5,400	145
Prudential plc ADR (United Kingdom)	3,850	173
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR (Japan)	20,350	213

		2,038

Health Care—6.0%
H Lundbeck A/S Sponsored ADR (Denmark)	8,450	215
Smith & Nephew plc Sponsored ADR (United Kingdom)	2,150	154

		369

Industrials—16.2%
Hitachi Ltd. (Japan)	28,000	212
Hutchison Whampoa Ltd. (Hong Kong)	11,200	152
Meggitt plc (United Kingdom)	18,852	165
Nidec Corp. (Japan)	1,750	171
Schneider Electric SA (France)	1,600	139

	SHARES	VALUE
Industrials—(continued)
Siemens AG Sponsored ADR (Germany)	1,150	$159

		998

Information Technology—7.5%
FUJIFILM Holdings Corp. (Japan)	4,900	139
NetEase, Inc. ADR (Cayman Islands)	2,100	165
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	9,000	157

		461

Materials—3.2%
CRH plc Sponsored ADR (Ireland)	7,700	197

Telecommunication Services—8.0%
Deutsche Telekom AG Registered Shares (Germany)	9,400	161
Nippon Telegraph & Telephone Corp. ADR (Japan)	6,800	184
SK Telecom Co., Ltd. ADR (South Korea)	6,000	147

		492

Utilities—2.4%
Electricite de France (France)	2,000	71
GDF Suez (France)	3,200	75

		146

TOTAL COMMON STOCKS (Identified Cost $5,418)		5,888

TOTAL LONG TERM INVESTMENTS—95.7% (Identified cost $5,418)		5,888

SHORT-TERM INVESTMENTS—3.9%
Money Market Mutual Funds—3.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	240,724	241

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $241)		241

TOTAL INVESTMENTS—99.6% (Identified Cost $5,659)		6,129	(1)
Other assets and liabilities, net—0.4%		27

NET ASSETS—100.0%		$6,156

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	23%
France	14
United Kingdom	12
Germany	8
Netherlands	6
Canada	5
United States	4
Other	28

Total	100%

†	% of total investments as of December 31, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,888	$5,888
Short-Term Investments	241	241

Total Investments	$6,129	$6,129

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.5%
Australia—14.5%
BGP Holdings plc(2)(3)(4)	588,920	$0
CFS Retail Property Trust	108,552	188
Dexus Property Group	1,436,115	1,289
GPT Group	289,000	877
Westfield Group	300,473	2,707
Westfield Retail Trust	341,173	905

		5,966

Bermuda—2.6%
Hongkong Land Holdings Ltd.	185,100	1,092

Canada—10.7%
Allied Properties Real Estate Investment Trust	43,115	1,330
Canadian Real Estate Investment Trust	20,195	825
First Capital Realty, Inc.	54,705	912
RioCan Real Estate Investment Trust	56,750	1,323

		4,390

Finland—1.3%
Citycon OYJ	156,320	550

France—10.6%
Fonciere Des Regions	5,260	454
Klepierre	10,856	503
Unibail-Rodamco SE	13,260	3,398

		4,355

Germany—3.4%
LEG Immobilien AG(2)	23,861	1,410

Hong Kong—7.9%
Hang Lung Properties Ltd.	377,000	1,191
Hysan Development Co. Ltd.	120,000	517
Link REIT (The)	320,441	1,554

		3,262

Italy—0.4%
Beni Stabili SpA	254,257	171

Japan—14.8%
AEON Mall Co., Ltd.	6,913	194
GLP J-REIT	795	776
Japan Prime Realty Investment Corp.	223	714
Japan Real Estate Investment Corp.	134	718
Kenedix Realty Investment Corp.	230	1,091

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	164	$953
Nippon Prologis REIT, Inc.	100	955
Tokyu REIT, Inc.	113	696

		6,097

Mexico—2.0%
TF Administradora Industrial S de Rl de CV	451,852	813

Netherlands—1.1%
Corio N.V.	4,812	216
Eurocommercial Properties N.V.	5,897	250

		466

Norway—1.3%
Norwegian Property ASA	430,600	516

Singapore—8.2%
CapitaMall Trust	420,650	635
CapitaRetail China Trust	835,868	881
Global Logistic Properties Ltd.	576,500	1,320
Mapletree Logistics Trust	653,544	546

		3,382

Sweden—2.0%
Castellum AB	52,666	820

United Kingdom—17.7%
Big Yellow Group plc	66,188	524
British Land Co. plc	111,305	1,159
Derwent London plc	12,646	522
Great Portland Estates plc	52,118	517
Hammerson plc	123,809	1,029
Land Securities Group plc	115,485	1,843
Safestore Holdings plc	287,876	768
SEGRO plc	165,057	913

		7,275

TOTAL COMMON STOCKS (Identified Cost $33,245)		40,565

TOTAL LONG TERM INVESTMENTS—98.5% (Identified cost $33,245)		40,565

1

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.5% (Identified Cost $33,245)	40,565	(1)
Other assets and liabilities, net—1.5%	636

NET ASSETS—100.0%	$41,201

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	18%
Australia	15
Japan	15
Canada	11
France	11
Hong Kong	8
Singapore	8
Other	14

Total	100%

†	% of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$40,565	$40,565	$0	(1)

Total Investments	$40,565	$40,565	$0	(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).

There is no Level 2 (significant observable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus International Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—75.9%
Consumer Discretionary—5.3%
Goldlion Holdings Ltd. (Hong Kong)	2,087,600	$1,004
Maisons France Confort (France)	10,291	406
Watts Co., Ltd. (Japan)	73,680	609

		2,019

Consumer Staples—6.6%
Compania Cervecerias Unidas S.A. (Chile)	36,986	443
Dongsuh Co., Inc. (South Korea)	17,988	287
Oldtown BHD (Malaysia)	695,000	552
Premier Marketing PCL (Thailand)	3,753,555	834
Wawel SA (Poland)	940	386

		2,502

Energy—5.1%
Calfrac Well Services Ltd. (Canada)	17,300	505
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,756	638
TGS Nopec Geophysical Co., ASA (Norway)	29,000	769

		1,912

Financials—11.0%
ARA Asset Management Ltd. (Bermuda)	746,760	1,101
Euler Hermes SA (France)	3,000	413
Euroz Ltd. (Australia)	1,139,916	1,242
Hiscox Ltd. (Bermuda)	97,100	1,117
Rathbone Brothers plc (United Kingdom)	11,879	317

		4,190

Health Care—6.5%
Haw Par Corp. Ltd. (Singapore)	112,719	722
Nakanishi, Inc. (Japan)	3,400	486
Sirona Dental Systems, Inc. (United States)(2)	5,300	372
WIN-Partners Co., Ltd. (Japan)	103,100	901

		2,481

Industrials—21.2%
AIT Corp. (Japan)	207,400	1,463
Amadeus Fire AG (Germany)	14,135	1,062
ASR Holdings Ltd. (Cayman Islands)	6,962,389	1,284
Clasquin (France)	9,707	318
Freight Management Holdings Bhd (Malaysia)	524,141	245
Richelieu Hardware Ltd. (Canada)	14,000	577
Riverstone Holdings Ltd. (Singapore)	1,794,000	1,031
Rotork plc (United Kingdom)	14,485	688

	SHARES	VALUE
Industrials—(continued)
SMT Scharf AG (Germany)	16,067	$432
Thermador Groupe (France)	6,935	649
Vicom Ltd. (Singapore)	78,998	307

		8,056

Information Technology—7.0%
Domino Printing Sciences plc (United Kingdom)	59,000	747
Lumax International Corp., Ltd. (Taiwan)	419,000	1,008
MercadoLibre, Inc. (United States)	3,350	361
Pro-Ship, Inc. (Japan)	30,000	550

		2,666

Materials—13.2%
Corp. Moctezuma SAB de C.V. (Mexico)	124,474	337
Goodpack Ltd. (Singapore)	818,000	1,264
KPX Chemical Co., Ltd. (South Korea)	16,600	1,005
Rimoni Industries Ltd. (Israel)	97,443	876
Uyemura (C) & Co., Ltd. (Japan)	18,500	808
Victrex plc (United Kingdom)	23,800	724

		5,014

TOTAL COMMON STOCKS (Identified Cost $25,762)		28,840

TOTAL LONG TERM INVESTMENTS—75.9% (Identified cost $25,762)		28,840

SHORT-TERM INVESTMENTS—22.8%
Money Market Mutual Funds—22.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	8,650,727	8,651

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,651)		8,651

TOTAL INVESTMENTS—98.7% (Identified Cost $34,413)		37,491	(1)
Other assets and liabilities, net—1.3%		499

NET ASSETS—100.0%		$37,990

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus International Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	25%
Japan	13
Singapore	9
Bermuda	6
United Kingdom	6
France	5
Germany	4
Other	32

Total	100%

†	% of total investments as of December 31, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$28,840	$28,840
Short-Term Investments	8,651	8,651

Total Investments	$37,491	$37,491

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—98.5%
iShares S&P 100 Index Fund(3)	21,100	$1,738

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,546)		1,738

PURCHASED OPTIONS—0.1%
Call Options—0.1%
CBOE Volatility Index expiring 1/22/14 Strike Price $18(2)	56	1

TOTAL PURCHASED OPTIONS (Identified Cost $4)		1

TOTAL LONG TERM INVESTMENTS—98.6% (Identified Cost $1,550)		1,739

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	9,835	10

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10)		10

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.2% (Identified Cost $1,560)		1,749	(1)

WRITTEN OPTIONS—(0.3)%
Call Options—(0.3)%
S&P 500® Index Fund expiring 01/18/14 Strike price $1,880(2)	9	(5)

TOTAL WRITTEN OPTIONS (Identified Cost $(1))		(5)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS— 98.9% (Identified Cost $1,559)		1,744	(1)
Other assets and liabilities, net—1.1%		20

NET ASSETS—100.0%		$1,764

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,738	$1,738
Purchased Options	1	1
Short-Term Investments	10	10

Total Investments before Written Options	$1,749	$1,749

Liabilities:
Written Options	(5)	$(5)

Total Liabilities	$(5)	$(5)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.2%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	$417		$429

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	145		113

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	335		226

TOTAL MUNICIPAL BONDS (Identified Cost $877)			768

FOREIGN GOVERNMENT SECURITIES—9.6%
Argentine Republic, 8.280%, 12/31/33	1,950		1,482
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	510		388
RegS 12.750%, 8/23/22(4)	165		153
RegS 8.250%, 10/13/24(4)	1,110		787
9.250%, 9/15/27	360		280
9.375%, 1/13/34	2,145		1,601
Commonwealth of Australia Series 125 6.250%, 6/15/14	675	AUD	613
New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	610	AUD	583
Commonwealth of Canada 2.000%, 3/1/14	3,510	CAD	3,310
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	2,010	NZD	1,710
Federative Republic of Brazil 8.500%, 1/5/24	4,990	BRL	1,851
Hungary 5.750%, 11/22/23	352		356
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	1,030		953
Mongolia
144A 4.125%, 1/5/18(3)	450		410
144A 5.125%, 12/5/22(3)	825		695
Provincia de Neuquen 144A 7.875%, 4/26/21(3)	571		577
Republic of Colombia
12.000%, 10/22/15	925,000	COP	540
4.375%, 3/21/23	1,867,000	COP	856
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	795		706
Republic of Croatia 144A 6.375%, 3/24/21(3)	1,045		1,094
Republic of Iceland 144A 5.875%, 5/11/22(3)	925		942
Republic of Indonesia

	PAR VALUE		VALUE
Series FR30, 10.750%, 5/15/16	7,010,000	IDR	$612
Series FR63, 5.625%, 5/15/23	6,141,000	IDR	415
Republic of Peru
GDN, 144A 7.840%, 8/12/20(3)	1,065	PEN	434
RegS 6.900%, 8/12/37(4)	2,010	PEN	703
Republic of Philippines 4.950%, 1/15/21	32,000	PHP	766
Republic of Slovak 144A 4.375%, 5/21/22(3)	$850		877
Republic of South Africa
Series R206, 7.500%, 1/15/14	11,845	ZAR	1,130
Series R208, 6.750%, 3/31/21	6,720	ZAR	609
Republic of Turkey 9.000%, 3/5/14	2,090	TRY	974
Republic of Uruguay 4.375%, 12/15/28(10)	20,755	UYU	988
Russian Federation
144A 7.850%, 3/10/18(3)	60,000	RUB	1,880
Series 6207 8.150%, 2/3/27	45,960	RUB	1,443
United Mexican States
Series M, 6.000%, 6/18/15	30,592	MXN	2,418
Series M, 6.500%, 6/9/22	30,825	MXN	2,387

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $38,944)			35,523

MORTGAGE-BACKED SECURITIES—8.0%
Non-Agency—8.0%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	1,100		1,091
Aventura Mall Trust 13-AVM, C, 144A 3.743%, 12/5/32(2)(3)	245		242
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	1,158		1,241
Banc of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	427		423
Bank of America (WaMu) Commercial Mortgage Securities Trust 06-SL1, A, 144A 4.177%, 11/23/43(2)(3)	119		119
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.579%, 4/12/38(2)	900		975
06-PW12, AM 5.751%, 9/11/38(2)	650		704
05-PW10, AM 5.449%, 12/11/40(2)	895		955
06-PW13, AM 5.582%, 9/11/41(2)	1,360		1,485
07-PW18, AM 6.084%, 6/11/50(2)	1,525		1,730
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,200		1,315
Countrywide Alternative Loan Trust

1

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
04-22CB, 1A1 6.000%, 10/25/34	$252	$257
04-24CB, 1A1 6.000%, 11/25/34	152	154
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1, 144A 5.250%, 1/25/43(2)(3)	1,042	1,058
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(3)	1,133	1,133
13-ESH7, A17, 144A 2.295%, 12/5/31(3)	750	738
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(3)	1,204	1,286
06-RP1, 1A4 144A 8.500%, 1/25/36(3)	879	943
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.804%, 8/10/45(2)	750	823
JPMorgan Chase Commercial Mortgage Securities Trust 10-CNTR, A2, 144A 4.311%, 8/5/32(3)	750	788
JPMorgan Chase Mortgage Finance Corp. 07-A1, 10A1 2.794%, 2/25/37(2)	666	625
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	455	504
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	763	795
Merrill Lynch Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	1,260	1,354
Merrill Lynch Mortgage Trust 06-C1, AM 5.676%, 5/12/39(2)	715	771
Morgan Stanley Capital I Trust 07-IQ14, AM 5.689%, 4/15/49(2)	800	827
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(3)	1,075	1,064
Nomura Asset Acceptance Corp. 04-R1, A1, 144A 6.500%, 3/25/34(3)	1,490	1,569
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	1,431	1,426
Sequoia Mortgage Trust 12-3, A1, 144A 4.000%, 12/25/43(2)(3)	619	622
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.295%, 1/25/37(2)	755	740
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
06-C25, AM 5.724%, 5/15/43(2)	1,125	1,217
07-C32, A3 5.733%, 6/15/49(2)	360	398

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $28,414)		29,372

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—4.0%
AABS Ltd. 13-1, A 4.875%, 1/15/38(2)	$660	$663
Cheesecake Restaurant Holdings, Inc. 13-1A, A2, 144A 4.474%, 3/20/43(3)	613	612
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	446	501
Countrywide Asset-Backed Certificates
05-1, AF5A 5.497%, 7/25/35(2)	1,220	1,177
05-12, 1A4 5.300%, 2/25/36(2)	1,150	1,167
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(3)	1,217	1,289
Drug Royalty LP II 12-1, A2, 144A 4.474%, 1/15/25(3)	468	476
Fairway Outdoor Funding LLC 12-1 A, A2, 144A 4.212%, 10/15/42(3)	576	577
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	596	605
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,080	1,073
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	318	328
MASTR Specialized Loan Trust 05-3, A2, 144A 5.704%, 11/25/35(2)(3)	525	533
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	600	631
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 4.807%, 11/25/35(2)	217	214
Residential Asset Mortgage Trust 04-RZ1, M1 4.320%, 3/25/34(2)	1,081	1,069
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	661	688
07-HI1, A3 5.720%, 3/25/37	682	686
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(2)(3)	1,276	1,032
TAL Advantage LLC 12-1A, A 144A 3.860%, 5/20/27(3)	842	849
Terwin Mortgage Trust 04-15AL, A1 144A 5.796%, 7/25/34(2)(3)	364	347

2

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(3)	$306		$321

TOTAL ASSET-BACKED SECURITIES (Identified Cost $14,660)			14,838

CORPORATE BONDS—59.1%
Consumer Discretionary—6.7%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	900		961
Arcelik AS 144A 5.000%, 4/3/23(3)	540		469
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,125	BRL	455
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	880		891
Boyd Gaming Corp. 9.000%, 7/1/20	870		957
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	1,065		1,110
144A 6.125%, 7/1/22(3)	185		187
Cencosud S.A. 144A 4.875%, 1/20/23(3)	535		499
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	1,085		1,146
Series A 7.625%, 3/15/20	320		334
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	34		35
144A 4.875%, 11/1/20(3)	300		300
144A 5.375%, 11/1/23(3)	25		25
Hilton Worldwide Finance LLC 144A 5.625%, 10/15/21(3)	970		1,008
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	595		626
International Game Technology 7.500%, 6/15/19	580		675
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	1,320		1,303
KOC Holding AS 144A 3.500%, 4/24/20(3)	830		709
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	475		520
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(3)	1,055		1,150
Meritor, Inc. 6.750%, 6/15/21	960		984
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	1,000		1,082
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	550		594
ONO Finance II plc 144A 10.875%, 7/15/19(3)	150		165
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	490		485
PNK Finance Corp. 144A 6.375%, 8/1/21(3)	1,035		1,063

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	$310	$306
Sinclair Television Group, Inc. 5.375%, 4/1/21	1,155	1,143
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	1,185	1,123
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	1,140	1,117
Station Casinos LLC 7.500%, 3/1/21	970	1,038
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	1,410	1,375
Toll Brothers Finance Corp. 6.750%, 11/1/19	465	534
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	415	417

		24,786

Consumer Staples—0.7%
Alphabet Holding Co., Inc. PIK Interest Capitalization, 144A 7.750%, 11/1/17(3)	95	98
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	550	597
Darling Escrow Corp. 144A 5.375%, 1/15/22(3)	840	847
Ingles Markets, Inc. 5.750%, 6/15/23	975	961

		2,503

Energy—8.4%
Afren plc 144A 11.500%, 2/1/16(3)	475	546
BreitBurn Energy Partners (BreitBurn Finance Corp.) 7.875%, 4/15/22	525	549
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	295	333
CHC Helicopter SA 9.250%, 10/15/20	725	785
Chesapeake Energy Corp. 5.375%, 6/15/21	1,050	1,092
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	747
EP Energy LLC 9.375%, 5/1/20	840	973
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,120	1,210
EV Energy Partners LP 8.000%, 4/15/19	325	328
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(3)	460	542
144A 3.850%, 2/6/20(3)(8)	1,115	1,076
144A 6.510%, 3/7/22(3)(8)	315	338
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960	972
Linn Energy LLC
6.500%, 5/15/19	512	525

3

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
144A 7.000%, 11/1/19(3)	$450		$457
Lukoil OAO International Finance BV
144A 7.250%, 11/5/19(3)	525		606
144A 4.563%, 4/24/23(3)	495		464
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	500		507
Memorial Production Partners LP 7.625%, 5/1/21	980		1,012
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	550		586
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(8)	1,105		1,017
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	915		924
Parker Drilling Co. 144A 7.500%, 8/1/20(3)	1,075		1,133
Petrobras International Finance Co. 5.375%, 1/27/21	500		496
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	1,005		920
RegS 8.500%, 11/2/17(4)	5,110		4,267
Petroleos Mexicanos 5.500%, 6/27/44	650		593
Petropower I Funding Trust 144A 7.360%, 2/15/14(3)(5)	64		64
Plains Exploration & Production Co. 6.875%, 2/15/23	995		1,114
QEP Resources, Inc. 6.875%, 3/1/21	480		517
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	1,000		957
Rosetta Resources, Inc. 5.875%, 6/1/22	945		939
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(3)(8)	300		275
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	915		899
Targa Resources Partners LP 6.375%, 8/1/22	787		836
Teekay Corp. 8.500%, 1/15/20	300		326
Tullow Oil plc 144A 6.000%, 11/1/20(3)	945		964
Venoco, Inc. 8.875%, 2/15/19	225		223
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	790		830

			30,942

Financials—22.1%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(3)	560		575
Aircastle Ltd. 7.625%, 4/15/20	1,840		2,075
Akbank TAS 144A 7.500%, 2/5/18(3)	1,565	TRY	622
Alfa Bank OJSC RegS 7.875%, 9/25/17(4)(8)	755		842
Allstate Corp. (The) 5.750%, 8/15/53(2)(7)	1,455		1,466

	PAR VALUE		VALUE
Financials—(continued)
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	$1,065		$1,186
Avis Budget Car Rental LLC 5.500%, 4/1/23	1,325		1,290
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	1,025		1,020
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(3)	425		448
144A 6.750%, 9/30/22(3)	1,000		1,065
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)	1,150		1,147
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	657		607
Banco do Brasil S.A. 144A 5.375%, 1/15/21(3)	600		582
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	1,060		1,076
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	900	BRL	353
Banco Santander Chile 144A 3.875%, 9/20/22(3)	945		890
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	1,660		1,718
Bancolombia S.A. 5.125%, 9/11/22	1,015		954
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	515		537
Bank of India
144A 3.250%, 4/18/18(3)	1,150		1,113
144A 3.625%, 9/21/18(3)	1,125		1,074
Barclays Bank plc 144A 5.926% (2)(3)(6)(7)	600		633
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	1,700		1,726
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	500		490
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	1,050		1,058
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	320		334
Chubb Corp. (The) 6.375%, 3/29/67(2)	680		736
City National Corp. 5.250%, 9/15/20	475		509
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	1,075		1,042
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	310		324
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(8)	245		244
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	955		949
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090		974
DuPont Fabros Technology LP 5.875%, 9/15/21	575		597
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		893
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	620		626
First Niagara Financial Group, Inc. 6.750%, 3/19/20	1,160		1,332

4

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Ford Motor Credit Co. LLC
8.125%, 1/15/20	$650		$813
5.750%, 2/1/21	275		308
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(8)	255		259
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	1,535		1,637
Genworth Holdings, Inc. 4.900%, 8/15/23	750		748
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	970		946
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	520		569
HBOS plc 144A 6.750%, 5/21/18(3)	115		130
Hertz Corp. (The) 5.875%, 10/15/20	865		901
HSBC Finance Corp. 6.676%, 1/15/21	500		574
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(6)(7)	1,130		1,202
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	940		946
ING (U.S.), Inc. 5.650%, 5/15/53(2)(7)	1,210		1,177
International Lease Finance Corp. 6.250%, 5/15/19	1,399		1,521
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	1,085		1,004
Jefferies Group LLC
8.500%, 7/15/19	500		610
6.875%, 4/15/21	160		182
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		791
Korea Finance Corp. 4.625%, 11/16/21	700		738
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425		453
Lazard Group LLC 4.250%, 11/14/20	100		100
Level 3 Financing, Inc. 7.000%, 6/1/20	935		996
Lincoln National Corp. 6.050%, 4/20/67(2)(7)	300		298
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	750		852
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		209
Macquarie Group Ltd.
144A 7.625%, 8/13/19(3)	500		599
144A 6.250%, 1/14/21(3)	675		745
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(3)	855		893
Morgan Stanley 144A 10.090%, 5/3/17(3)	2,400	BRL	961
Nationstar Mortgage LLC 6.500%, 7/1/21	1,665		1,594
Nordea Bank AB 144A 4.250%, 9/21/22(3)	1,360		1,343

	PAR VALUE	VALUE
Financials—(continued)
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(8)	$875	$867
PKO Finance AB 144A 4.630%, 9/26/22(3)(8)	1,315	1,309
Progressive Corp. (The) 6.700%, 6/15/37(2)	1,200	1,296
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,155	2,190
5.200%, 3/15/44(2)(7)	220	213
Regency Energy Partners LP (Regency Energy Finance Corp.) 4.500%, 11/1/23	1,160	1,061
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	1,000	1,010
Rent-A-Center, Inc. 4.750%, 5/1/21	360	340
Royal Bank of Scotland Group plc (The)
6.400%, 10/21/19	370	426
5.625%, 8/24/20	750	839
7.648% (2)(6)(7)	550	580
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(3)	380	405
144A 5.298%, 12/27/17(3)	515	530
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	800	816
Sberbank of Russia (Sberbank CapItal SA) 144A 5.125%, 10/29/22(3)(8)	990	945
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)	255	272
SLM Corp. 5.500%, 1/25/23	1,495	1,410
Sovereign Bank 8.750%, 5/30/18	400	480
Spansion LLC 7.875%, 11/15/17	750	782
Sun Merger Sub, Inc. 144A 5.875%, 8/1/21(3)	525	539
SunTrust Bank, Inc. 5.400%, 4/1/20	250	270
Telecom Italia Capital SA 7.175%, 6/18/19	825	926
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(8)	1,130	1,088
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	985	880
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	665	710
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(8)	500	523
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(8)	1,655	1,758

5

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	$735	$748
Webster Financial Corp. 5.125%, 4/15/14	205	206
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	1,080	967

		81,592

Health Care—1.7%
HCA, Inc. 6.500%, 2/15/20	990	1,090
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	545	580
Lifepoint Hospitals, Inc. 144A 5.500%, 12/1/21(3)	725	730
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(3)	490	512
Tenet Healthcare Corp.
4.750%, 6/1/20	1,150	1,130
144A 6.000%, 10/1/20(3)	180	188
4.500%, 4/1/21	470	447
8.125%, 4/1/22	770	832
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	355	392
144A 7.500%, 7/15/21(3)	130	143
144A 5.625%, 12/1/21(3)	40	40

		6,084

Industrials—7.2%
AAR Corp. 144A 7.250%, 1/15/22(3)	1,135	1,220
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	1,130	1,188
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	925	1,006
Air Canada 144A 6.750%, 10/1/19(3)	1,050	1,109
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	542	527
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	711	761
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	1,100	1,089
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	403	408
99-1, A1 7.200%, 1/2/19	555	572
00-1, A 8.707%, 1/2/19	194	201
Automotores Gildemeister S.A.
144A 8.250%, 5/24/21(3)	730	507
144A 6.750%, 1/15/23(3)	300	202

	PAR VALUE		VALUE
Industrials—(continued)
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	$930		$967
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	880		817
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	1,305		1,302
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	940		985
Carpenter Technology Corp. 5.200%, 7/15/21	600		614
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	40		46
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	212		223
00-1, A1 8.048%, 11/1/20	839		960
01-1, A1 6.703%, 6/15/21	237		256
DP World Ltd. 144A 6.850%, 7/2/37(3)	400		393
Embraer S.A. 5.150%, 6/15/22	1,040		1,040
ESAL GmbH 144A 6.250%, 2/5/23(3)	1,110		1,002
Hellenic Railways 5.460%, 1/30/14	1,200	EUR	1,610
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	525		564
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	650	BRL	228
Rexel SA 144A 5.250%, 6/15/20(3)	1,130		1,141
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(3)	440		485
TransDigm, Inc. 7.500%, 7/15/21	640		691
U.S. Airways Pass-Through-Trust
01-1G 7.076%, 3/20/21	1,679		1,796
11-1 A 7.125%, 10/22/23	637		718
12-1A 5.900%, 10/1/24	480		523
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	402		462
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	750		817

			26,430

Information Technology—2.6%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	245		255
Digicel Ltd. 144A 8.250%, 9/1/17(3)	848		886
Earthlink, Inc. 7.375%, 6/1/20	450		451
Equinix, Inc. 4.875%, 4/1/20	465		465
First Data Corp.
144A 8.250%, 1/15/21(3)	1,090		1,165
144A 11.750%, 8/15/21(3)	2,370		2,512
Freescale Semiconductor, Inc.
144A 5.000%, 5/15/21(3)	940		916
144A 6.000%, 1/15/22(3)	570		579
NCR Corp. 4.625%, 2/15/21	1,035		996

6

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
QVC, Inc. 5.125%, 7/2/22	$240		$237
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)	315		326
VeriSign, Inc. 4.625%, 5/1/23	810		778

			9,566

Materials—5.4%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,460		1,451
Calumet Specialty Products Partners LP 9.375%, 5/1/19	763		851
Cascades, Inc. 7.875%, 1/15/20	1,100		1,182
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	976		1,113
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455		440
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(4)(8)	550		553
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	650		732
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	1,075		1,172
144A 4.750%, 4/15/23(3)	590		543
Hexion U.S. Finance Corp.
8.875%, 2/1/18	595		621
6.625%, 4/15/20	580		597
Huntsman International LLC 4.875%, 11/15/20	440		436
Mexichem SAB de C.V. 144A 4.875%, 9/19/22(3)	485		475
NewMarket Corp. 4.100%, 12/15/22	1,174		1,119
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	960		998
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,710		1,693
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(8)	425		459
Tronox Finance LLC 6.375%, 8/15/20	865		887
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	695		615
United States Steel Corp. 6.875%, 4/1/21	1,360		1,445
Vale Overseas Ltd. 4.375%, 1/11/22	1,355		1,315
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	945		1,054

			19,751

Telecommunication Services—3.1%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	353
CenturyLink, Inc.

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Series V 5.625%, 4/1/20	$975	$997
Series T 5.800%, 3/15/22	750	744
ENTEL Chile S.A. 144A 4.875%, 10/30/24(3)	430	419
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(3)	675	726
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(7)	885	897
Millicom International Cellular S.A. 144A 6.625%, 10/15/21(3)	200	208
Sprint Communications, Inc. 6.000%, 11/15/22	1,305	1,279
T-Mobile USA, Inc.
6.633%, 4/28/21	130	138
6.125%, 1/15/22	540	551
6.731%, 4/28/22	195	204
6.500%, 1/15/24	380	386
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	975	1,028
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(8)	840	915
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(3)	850	905
Windstream Corp. 7.750%, 10/15/20	1,530	1,631

		11,381

Utilities—1.2%
AmeriGas Partners LP 7.000%, 5/20/22	450	491
Calpine Corp.
144A 7.500%, 2/15/21(3)	720	789
144A 6.000%, 1/15/22(3)	40	41
Electricite de France SA 144A 5.250% (2)(3)(6)(7)	1,360	1,353
Enel SpA 144A 8.750%, 9/24/73(2)(3)(7)	375	409
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	500	529
NRG Energy, Inc.
7.625%, 1/15/18	105	120
7.625%, 5/15/19	680	722
6.625%, 3/15/23	75	76
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15	200	14

		4,544

TOTAL CORPORATE BONDS (Identified Cost $215,517)		217,579

LOAN AGREEMENTS(2)—13.3%
Consumer Discretionary—3.0%
Advantage Sales & Marketing, Inc. Second Lien, 8.250%, 6/17/18	351	357

7

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Affinity Gaming LLC (Herbst Gaming LLC). 4.250%, 11/9/17	$566	$570
Brickman Group Holdings, Inc. Second Lien, 0.000%, 12/17/21(9)	203	208
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 6, 5.488%, 1/28/18	1,084	1,038
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	692	717
Clear Channel Communications, Inc.
Tranche B, 3.814%, 1/29/16	1,080	1,048
Tranche D, 6.919%, 1/30/19	968	927
Cumulus Media Holdings, Inc. 0.000%, 12/23/20(9)	622	627
EB Sports Corp. 11.500%, 12/31/15	625	623
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	993	1,001
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.000%, 4/24/18	1,051	1,060
Marina District Finance Co., Inc. 6.750%, 8/15/18	417	419
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,061	1,087
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	660	664
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	380	365
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	448	461

		11,172

Consumer Staples—0.2%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	655	635

Energy—0.9%
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	616	631
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	556	559
NGPL Pipeco LLC 6.750%, 9/15/17	491	459
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	910	921
Templar Energy LLC Second Lien, 8.000%, 11/25/20	925	930

		3,500

	PAR VALUE	VALUE
Financials—0.7%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	$530	$535
Capital Automotive LP Second Lien, 6.000%, 4/30/20	106	110
iPayment, Inc . 6.750%, 5/8/17	577	562
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	108	111
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	1,144	1,135

		2,453

Health Care—1.4%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	909	913
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	344	346
Second Lien, 11.000%, 1/2/19	289	293
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	642	636
INC Research LLC 6.000%, 7/12/18	343	345
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	583	578
MMM Holdings, Inc. 9.750%, 12/12/17	302	304
MSO of Puerto Rico, Inc. Second Lien, 9.750%, 12/12/17	220	221
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	612	591
Sheridan Holdings, Inc. Second Lien, 9.000%, 12/20/21	505	510
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	302	303

		5,040

Industrials—2.4%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	93	95
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	1,026	1,034
AWAS Finance Luxemborg SA 3.500%, 7/16/18	607	610
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	285	290
Ceridian Corp. 4.415%, 5/9/17	1,296	1,303

8

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	$217	$221
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	1,122	1,123
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	740	759
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	1,145	1,156
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	535	540
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	640	636
Navistar, Inc. Second Lien, 5.750%, 8/17/17	729	742
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	391	394

		8,903

Information Technology—3.7%
Active Network, Inc. First Lien, 5.500%, 11/13/20	472	475
Alcatel-Lucent USA, Inc. 5.750%, 1/30/19	848	854
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	599	608
Applied Systems, Inc. Second Lien, 8.250%, 6/8/17	333	335
Avaya, Inc. Tranche B-3, 4.736%, 10/26/17	611	600
Blue Coat Systems, Inc.
4.500%, 5/31/19	1,068	1,073
Second Lien, 9.500%, 6/26/20	985	1,005
Deltek, Inc.
First Lien, 5.000%, 10/10/18	772	776
Second Lien, 10.000%, 10/10/19	638	651
Excelitas Technologies Corp. Tranche B,
6.000%, 11/2/20	714	720
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	1,042	1,038
Kronos, Inc.
First Lien, 4.500%, 10/30/19	8	8
Second Lien, 9.750%, 4/30/20	771	799
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	335	342
RP Crown Parent LLC First Lien, 6.000%, 12/21/18	705	709

	PAR VALUE		VALUE
Information Technology—(continued)
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	$451		$458
Sorenson Communications, Inc. 9.500%, 10/31/14	700		710
Spansion LLC 3.750%, 12/19/19	382		384
SRA International, Inc. 6.500%, 7/20/18	490		491
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	609		612
Wall Street Systems Delaware, Inc.
First Lien, 5.750%, 10/25/19	396		399
Second Lien, 9.250%, 10/25/20	407		411

			13,458

Materials—0.8%
AZ Chem US, Inc. 6.250%, 12/22/17	564		569
Cyanco Intermediate Corp. 5.500%, 5/1/20	112		112
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	324		329
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500%, 12/21/20	630		637
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,310		1,233
Tronox Pigments B.V. 4.500%, 3/19/20	234		237

			3,117

Telecommunication Services—0.1%
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21	480		478

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.739%, 10/10/17	375		260

TOTAL LOAN AGREEMENTS (Identified Cost $48,513)			49,016

	SHARES		VALUE
PREFERRED STOCK—3.6%
Financials—3.4%
Ally Financial, Inc. Series A, 8.500%	20,000		537
Ally Financial, Inc. Series G, 144A, 7.000%	321		307
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	675	(12)	650
Banco do Brasil S.A. 144A, 8.500%(2)(3)	600	(12)	646
Bank of America Corp. Series K, 8.000%(2)	375	(12)	415

9

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
Bank of America Corp. Series U, 5.200%(2)	330	(12)	$292
Citigroup Capital XVII Series E 6.350%	44,460		1,114
Citigroup, Inc. Series D 5.350%(2)	1,210	(12)	1,067
Fifth Third Bancorp 5.100%(2)	775	(12)	688
General Electric Capital Corp. Series B 6.250%(2)	700	(12)	723
General Electric Capital Corp. Series C, 5.250%(2)	600	(12)	564
JPMorgan Chase & Co. Series 1, 7.900%(2)	247	(12)	272
JPMorgan Chase & Co., Series Q, 5.150%(2)	1,595	(12)	1,439
PNC Financial Services Group, Inc. (The) Series K 4.459%(2)	350	(12)	349
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(12)	864
U.S. Bancorp Series G 6.000%	22,600		619
Wells Fargo & Co. Series K, 7.980%(2)	950	(12)	1,059
Zions Bancorp, 6.950%(2)	38,525	(12)	1,026

			12,631

Industrials—0.2%
Seaspan Corp. Series C, 9.500%	20,000		528

TOTAL PREFERRED STOCK (Identified Cost $13,146)			13,159

COMMON STOCKS—0.0%
Consumer Discretionary—0.0%
Mark IV Industries	446		17

TOTAL COMMON STOCKS (Identified Cost $3)			17

EXCHANGE-TRADED FUNDS—0.5%
PowerShares Senior Loan Portfolio	40,310		1,003
SPDR Barclays High Yield Bond ETF	24,600		998

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $2,001)			2,001

TOTAL LONG TERM INVESTMENTS—98.3% (Identified cost $362,075)			362,273	(11)

SHORT-TERM INVESTMENTS—2.2%
Money Market Mutual Funds—2.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	7,941,158		7,941

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,941)			7,941

TOTAL INVESTMENTS—100.5% (Identified Cost $370,016)	370,214	(1)
Other assets and liabilities, net—(0.5)%	(2,021)

NET ASSETS—100.0%	$368,193

Abbreviations:

PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

?	100% of the income received was in cash.
(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $147,621 or 40.1% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Illiquid security.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(9)	This loan will settle after December 31, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Principal amount is adjusted pursuant to the change in the local inflation index.
(11)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(12)	Value shown as par value.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

10

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	61%
Brazil	4
Luxembourg	4
Canada	3
Mexico	3
Ireland	2
Venezuela	2
Other	21

Total	100%

†	% of total investments as of December 31, 2013

11

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$14,838	$—	$14,175	$663
Corporate Bonds	217,579	—	217,579	—
Foreign Government Securities	35,523	—	35,523	—
Loan Agreements	49,016	—	49,016	—
Mortgage-Backed Securities	29,372	—	29,372	—
Municipal Bonds	768	—	768	—
Equity Securities:
Common Stocks	17	—	—	17
Exchange-Traded Funds	2,001	2,001	—	—
Preferred Stock	13,159	3,822	9,337	—
Short-Term Investments	7,941	7,941	—	—

Total Investments	$370,214	$13,764	$355,770	$680

Securities held by the Fund with an end of period value of $307 were transferred from level 1 to level 2 since an exchange price was no longer available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Common Stocks
Balance as of September 30, 2013:	$691	$673	$18
Accrued discount/(premium)	—	—	—
Realized gain (loss)	(1)	(1)	—
Change in unrealized appreciation (depreciation)	1	2	(1)
Purchases	—	—	—
Sales(b)	(11)	(11)	—
Transfers into Level 3 (a)	—	—	—
Transfers from Level 3 (a)	—	—	—

Balance as of December 31, 2013	$680	$663	$17

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

None of the securities in this table are internally fair valued

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.2%
U.S. Treasury Note
0.250%, 4/30/14	$12,800		$12,807
1.375%, 9/30/18	70,000		69,103
2.500%, 8/15/23	15,000		14,378

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $97,623)			96,288

MUNICIPAL BONDS—0.1%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	5,868		6,031

Virginia—0.0%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	4,715		3,182

TOTAL MUNICIPAL BONDS (Identified Cost $10,218)			9,213

FOREIGN GOVERNMENT SECURITIES—6.6%
Argentine Republic 8.280%, 12/31/33	30,624		23,274
Bolivarian Republic of Venezuela 8.500%, 10/8/14	20,840		20,402
RegS 5.750%, 2/26/16(4)	38,438		32,749
RegS 7.000%, 12/1/18(4)	8,350		6,359
Commonwealth of Australia Series 125 6.250%, 6/15/14	14,350	AUD	13,035
New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	10,665	AUD	10,195
Commonwealth of Canada 2.000%, 3/1/14	103,515	CAD	97,612
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	40,545	NZD	34,501
Federative Republic of Brazil 12.500%, 1/5/16	92,159	BRL	40,528
Mongolia 144A 4.125%, 1/5/18(3)	16,000		14,560
Provincia de Neuquen 144A 7.875%, 4/26/21(3)	5,955		6,015
Republic of Colombia 12.000%, 10/22/15	27,535,000	COP	16,079
Republic of Indonesia Series FR30, 10.750%, 5/15/16	132,050,000	IDR	11,529
Republic of Panama 5.200%, 1/30/20	3,800		4,137
Republic of Peru GDN, 144A 7.840%, 8/12/20	50,140	PEN	20,411
Republic of South Africa Series R206, 7.500%, 1/15/14	310,470	ZAR	29,609
Republic of Turkey 9.000%, 3/5/14	39,560	TRY	18,431

	PAR VALUE		VALUE
Russian Federation
144A 7.850%, 3/10/18(3)	1,005,000	RUB	$31,493
Series 6204 RUB, 7.500%, 3/15/18	740,650	RUB	23,056
RegS 7.500%, 3/31/30(2)(4)	$1,430		1,666
State of Qatar 144A 3.125%, 1/20/17(3)	12,000		12,570
United Mexican States Series M, 6.000%, 6/18/15	1,096,623	MXN	86,690

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $598,883)			554,901

MORTGAGE-BACKED SECURITIES—21.3%
Agency—1.9%
FHLMC
6.000%, 8/1/34	511		572
4.000%, 8/1/42	11,018		11,327
FNMA
5.500%, 1/1/17	94		101
6.000%, 5/1/17	29		31
4.500%, 4/1/18	218		232
5.000%, 10/1/19	650		696
5.500%, 2/1/20	224		238
5.500%, 3/1/20	167		177
5.500%, 3/1/20	21		23
5.500%, 3/1/20	105		112
5.500%, 3/1/20	175		186
5.500%, 4/1/20	325		355
5.000%, 6/1/20	771		829
4.000%, 8/1/25	20,268		21,486
3.000%, 6/1/27	1,529		1,562
2.500%, 5/1/28	20,800		20,611
6.000%, 12/1/32	68		76
5.500%, 2/1/33	103		113
5.500%, 5/1/34	517		569
6.000%, 8/1/34	398		446
6.000%, 10/1/34	271		304
6.000%, 10/1/34	332		368
5.500%, 11/1/34	416		457
5.500%, 11/1/34	152		167
6.000%, 11/1/34	666		738
5.500%, 12/1/34	246		270
5.500%, 1/1/35	415		456
6.000%, 1/1/37	645		720
6.000%, 1/1/37	541		600
5.500%, 7/1/37	10		11
6.000%, 7/1/37	151		168

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
6.000%, 12/1/37	$527	$583
6.000%, 4/1/38	382	423
4.500%, 4/1/40	14,165	15,009
5.000%, 7/1/40	3,225	3,509
5.000%, 7/1/40	5,802	6,323
5.000%, 8/1/40	21,485	23,386
4.000%, 10/1/40	262	270
4.000%, 3/1/41	8,049	8,291
4.500%, 5/1/41	9,282	9,840
3.500%, 4/1/42	13,685	13,609
GNMA
6.500%, 7/15/31	14	16
6.500%, 8/15/31	45	50
6.500%, 11/15/31	25	28
6.500%, 2/15/32	25	27
6.500%, 4/15/32	54	60
6.500%, 4/15/32	53	59
2.586%, 4/16/54	9,624	9,931

		155,415

Non-Agency—19.4%
A10 Securitization LLC 13-1, A, 144A 2.400%, 11/15/25(3)	4,925	4,908
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	1,019	1,009
American General Mortgage Loan Trust 09-1, A7, 144A 5.750%, 9/25/48(2)(3)	17,220	17,408
Americold LLC Trust 10-ARTA, A1, 144A 3.847%, 1/14/29(3)	10,832	11,289
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.113%, 7/10/43(2)	10,916	11,344
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	23,335	25,001
03-10, 2A1 6.000%, 12/25/33	4,664	4,987
Banc of America Commercial Mortgage Trust 07- 2, A4 5.623%, 4/10/49(2)	14,232	15,769
Banc of America Funding Corp.
04-4, 3A1 4.750%, 10/25/19	5,342	5,458
04-B, 2A1 5.452%, 11/20/34(2)	1,274	1,255
06-2, 3A1 6.000%, 3/25/36	4,347	4,307
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	3,144	3,225
05-3, 2A2 5.500%, 3/25/35	543	543

	PAR VALUE	VALUE
Non-Agency—(continued)
05-3, 1A15 5.500%, 4/25/35	$3,692	$3,777
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	2,112	2,137
Bank of America (Merrill Lynch - Countrywide Commercial Mortgage Trust) 06-4, A3 5.172%, 12/12/49	10,300	11,166
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX, 144A 3.352%, 4/13/29(3)	19,916	20,509
Bank of America (WaMu) Commercial Mortgage Securities Trust 06-SL1, A, 144A 4.177%, 11/23/43(2)(3)	2,699	2,701
Bank of America Re-Remic Trust 12-CLRN, E, 144A 3.367%, 8/15/29(2)(3)	7,500	7,541
Bayview Commercial Asset Trust
07-5A, A2, 144A 1.065%, 10/25/37(2)(3)	16,699	15,981
08-1, A2A, 144A 1.165%, 1/25/38(2)(3)	16,347	16,095
08-1, A3, 144A 1.665%, 1/25/38(2)(3)	29,970	27,085
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	3,125	3,121
Bear Stearns Adjustable Rate Mortgage Trust
03-9, 4A1 3.445%, 2/25/34(2)	10,127	10,088
04-10, 14A1 5.095%, 1/25/35(2)	2,526	2,543
05-8, A3, 144A 5.145%, 8/25/35(2)(3)	594	601
Bear Stearns Asset Backed Securities Trust 03- AC4. A 5.500%, 9/25/33(2)	10,447	10,626
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.579%, 4/12/38(2)	11,600	12,569
06-PW12, AM 5.751%, 9/11/38(2)	9,250	10,024
06-PW14, AM 5.243%, 12/11/38	10,000	10,871
05-PW10, AM 5.449%, 12/11/40(2)	14,200	15,161
04-PWR3, A4 4.715%, 2/11/41	841	841
06-PW13, AM 5.582%, 9/11/41(2)	3,272	3,572
07- PW15, RAM 5.363%, 2/11/44	22,100	22,754
07- PW17, A4 5.694%, 6/11/50(2)	21,890	24,509
07-PW18, A4 5.700%, 6/11/50	16,950	19,049
07-PW18, AM 6.084%, 6/11/50(2)	12,400	14,065
Citicorp Mortgage Securities, Inc. 07-1,A1 5.500%, 1/25/22	478	482
Citigroup - Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.218%, 7/15/44(2)	6,410	6,859
06-CD2, A4 5.304%, 1/15/46(2)	2,659	2,841
07-CD4, A4 5.322%, 12/11/49	8,480	9,286

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Citigroup Commercial Mortgage Trust 07-C6, A1A 5.705%, 12/10/49(2)	$6,249	$6,943
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	4,475	4,903
Countrywide Alternative Loan Trust
04-18CB, 1A1 6.000%, 9/25/34	15,467	16,050
04-36CBC, 2A1 5.500%, 2/25/35	7,970	7,817
Countrywide Home Loan Mortgage Pass-Through- Trust
02-35, 1A2 5.000%, 2/25/18	1,287	1,311
03-4, 1A15 5.500%, 4/25/33	2,595	2,706
03-28, A8 5.500%, 8/25/33	1,157	1,174
04-6, 1A2 2.688%, 5/25/34(2)	2,284	2,289
04-4, A6 5.500%, 5/25/34	1,621	1,671
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	40,765	43,452
13-IVR3, A2, 144A 3.000%, 5/25/43(2)(3)	6,228	5,770
07-C2, A3 5.542%, 1/15/49(2)	12,995	14,293
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	3,073	3,106
04-8, 7A1 6.000%, 12/25/34	8,981	9,299
04-CF2, 1M1, 144A 5.250%, 1/25/43(2)(3)	3,625	3,679
Extended Stay America Trust
13-ESH7, A17, 144A 2.295%, 12/5/31(3)	29,200	28,744
13-ESH7, A27, 144A 2.958%, 12/5/31(3)	8,340	8,086
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	4,331	4,378
GMAC Commercial Mortgage Securities, Inc. 04- C3, A4 4.547%, 12/10/41	625	627
GMAC Mortgage Corp. Loan Trust
03-J7 5.500%, 11/25/33	2,208	2,275
04-AR1, 12A 3.173%, 6/25/34(2)	10,212	10,408
05-AR1, 5A 5.076%, 3/18/35(2)	4,421	4,378
Goldman Sachs Mortgage Securities Corp. II
05-5F, 2A8 5.500%, 6/25/35	2,299	2,308
07-GG10, A4 5.804%, 8/10/45(2)	23,995	26,345
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust
04-GG1, A7 5.317%, 6/10/36(2)	2,953	2,968
07-GG11, A4 5.736%, 12/10/49	13,631	15,221
GSR Mortgage Loan Trust
04-15F, 2A2 5.000%, 12/25/34	3,737	3,841
05-AR4, 6A1 5.221%, 7/25/35(2)	7,920	7,852

	PAR VALUE	VALUE
Non-Agency—(continued)
07-1F, 2A2 5.500%, 1/25/37	$804	$758
Heller Financial Commercial Mortgage Asset 00- PH1, G, 144A 6.750%, 1/17/34(3)	1,221	1,273
Hilton USA Trust 13-HLT, EFX, 144A 5.222%, 11/5/30(2)(3)	17,050	17,139
JPMorgan Chase (WaMu) Mortgage Pass- Through Certificates
04-CB1, 5A 5.000%, 6/25/19	2,422	2,496
04-CB1, 2A 5.000%, 6/25/34	4,659	4,870
JPMorgan Chase (WaMu) Mortgage Pass- Through Certificates Trust 03-AR6, A1 2.440%, 6/25/33(2)	1,506	1,525
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.664%, 7/17/26(2)(3)	8,700	8,719
09-IWST, A1, 144A 4.314%, 12/5/27(3)	7,666	8,190
09-IWST, A2, 144A 5.633%, 12/5/27(3)	4,900	5,519
13-INN, D 144A 3.567%, 10/15/30(2)(3)	24,650	24,674
10-CNTR, A1, 144A 3.300%, 8/5/32(3)	12,097	12,624
10-CNTR, A2, 144A 4.311%, 8/5/32(3)	4,550	4,783
06-LDP7, A4 5.863%, 4/15/45(2)	12,301	13,428
06-LDP7, AM 5.863%, 4/15/45(2)	22,312	24,584
06-LDP9, A3 5.336%, 5/15/47	20,649	22,603
07-LDPX, AM 5.464%, 1/15/49(2)	24,049	24,841
07-LD12, A4 5.882%, 2/15/51(2)	8,029	8,984
JPMorgan Chase Mortgage Finance Corp. 07-A1, 1A1 2.694%, 2/25/37(2)	3,812	3,815
JPMorgan Chase Mortgage Trust
03-A2, 3A1 1.990%, 11/25/33(2)	7,905	7,800
04-A4, 2A1 2.433%, 9/25/34(2)	5,369	5,408
05-A1, 4A1 3.275%, 2/25/35(2)	1,242	1,247
05-A2, 4A1 5.028%, 4/25/35(2)	1,518	1,496
05-A4, 3A1 2.256%, 7/25/35(2)	9,398	9,307
06-A4, 3A1 5.173%, 6/25/36(2)	8,043	7,075
06-A6, 3A3L 5.088%, 10/25/36(2)	2,122	1,924
Leaf II Receivables Funding LLC 13-1, C, 144A 3.460%, 9/15/21(3)	6,850	6,867
Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(2)	10,527	10,682
06-C3, AM 5.712%, 3/15/39(2)	7,615	8,194
06-C6, A4 5.372%, 9/15/39	13,750	14,998
07-C2, A3 5.430%, 2/15/40	6,486	7,145

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
07-C6, A4 5.858%, 7/15/40(2)	$17,066	$18,551
07-C7, A3 5.866%, 9/15/45(2)	11,179	12,395
MASTR Adjustable Rate Mortgages Trust 04-12, 3A1 2.681%, 11/25/34(2)	2,613	2,577
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	5,472	5,601
03-8, 2A1 5.750%, 11/25/33	9,762	10,092
04-4, 6A1 5.500%, 4/25/34	5,433	5,734
04-6, 7A1 6.000%, 7/25/34	7,605	7,804
04-7, 9A1 6.000%, 8/25/34	21,626	22,048
05-2, 2A1 6.000%, 1/25/35	4,761	4,820
05-2, 1A1 6.500%, 3/25/35	12,694	13,235
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	1,784	1,848
05-1, 1A1 5.000%, 5/25/20	1,228	1,265
MASTR Reperforming Loan Trust 05-1, 1A2, 144A 6.500%, 8/25/34(3)	2,230	2,301
Merrill Lynch - Countrywide Commercial Mortgage Trust 06-3, A4 5.414%, 7/12/46(2)	11,687	12,668
Merrill Lynch Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	11,212
Merrill Lynch Mortgage Trust 06-C1, AM 5.676%, 5/12/39(2)	7,520	8,106
Morgan Stanley Capital I Trust
06-T23, AM 5.810%, 8/12/41(2)	10,575	11,534
06-IQ12, A4 5.332%, 12/15/43	14,766	16,114
07-IQ14, AM 5.689%, 4/15/49(2)	31,232	32,283
07-IQ14, A4 5.692%, 4/15/49(2)	17,390	19,257
07- LQ14, AMFX 5.877%, 4/15/49	5,000	5,168
07- LQ16, A4 5.809%, 12/12/49	22,735	25,412
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.159%, 2/25/34(2)	2,324	2,281
04-2AR, 4A 2.445%, 2/25/34(2)	2,307	2,311
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(3)	20,790	20,585
Nomura Asset Acceptance Corp.
04-R1, A1, 144A 6.500%, 3/25/34(3)	13,278	13,989
04-R3, A1, 144A 6.500%, 2/25/35(3)	9,035	9,399
05-WF1, 2A2 4.786%, 3/25/35	3,648	3,712
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	2,842	2,863
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	3,334	3,589

	PAR VALUE	VALUE
Non-Agency—(continued)
04-SL1, A8 6.500%, 11/25/31	$3,806	$3,918
04-SL4, A3 6.500%, 7/25/32	2,075	2,145
Residential Asset Securitization Trust
13-LT2, A, 144A 2.833%, 5/22/28(3)	12,558	12,579
03, A11, A9 5.750%, 11/25/33	4,032	4,158
04-A1, A5 5.500%, 4/25/34	16,119	17,068
04-QS8, A6 5.500%, 6/25/34	7,338	7,544
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	2,293	2,381
05-S1, 1A2 5.500%, 2/25/35	2,385	2,376
06-S4, A2 6.000%, 4/25/36	1,401	1,291
S2 Hospitality LLC 12-LV1, A, 144A 4.500%, 4/15/25(3)	50	50
SBA Tower Trust 144A 4.254%, 4/15/15(3)	13,535	13,704
Sequoia Mortgage Trust
12-3, A1 3.500%, 7/25/42(2)	650	634
12-3, A1, 144A 4.000%, 12/25/43(2)(3)	8,722	8,770
SilverLeaf Finance XVII LLC 13-12, A1, 144A 2.680%, 3/16/26(3)	11,607	11,537
SMA Issuer I LLC 12-LV1, A, 144A 3.500%, 8/20/25(3)	4,234	4,243
Springleaf Mortgage Loan Trust
11-1A, A1, 144A 4.050%, 9/25/41(2)(3)	5,223	5,428
09-1, A6, 144A 5.750%, 9/25/48(2)(3)	2,201	2,199
12-3A, A, 144A 1.570%, 12/25/59(2)(3)	4,675	4,657
Structured Adjustable Rate Mortgage Loan Trust
04-4, 3A2 2.495%, 4/25/34(2)	4,215	4,213
04-4, 3A4 2.495%, 4/25/34(2)	4,292	4,244
04-5, 3A2 2.446%, 5/25/34(2)	2,622	2,588
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(3)	12,568	12,334
02-AL1, A3 3.450%, 2/25/32	5,946	5,866
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
03-21, 2A2 5.250%, 8/25/33	2,564	2,599
03-33H, 1A1 5.500%, 10/25/33	5,254	5,375
04-21XS, 2A4A 4.900%, 12/25/34(2)	1,058	1,056
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.295%, 1/25/37(2)	1,566	1,535
Topre Corp. 13-LTR1, A 3.470%, 11/20/28	7,491	7,483
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
04-C15, B 4.892%, 10/15/41	14,875	15,234

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-C20, AMFX 5.179%, 7/15/42(2)	$11,936	$12,666
06-C25, AM 5.724%, 5/15/43(2)	18,625	20,144
06-C25, A4 5.724%, 5/15/43(2)	10,000	10,789
07-C30, A5 5.342%, 12/15/43	39,765	43,726
07-C30, AM 5.383%, 12/15/43	24,070	25,897
07-C31, A4 5.509%, 4/15/47	12,177	13,289
07-31, AM 5.591%, 4/15/47(2)	34,000	37,014
07-C32, A3 5.733%, 6/15/49(2)	17,577	19,450
07-C33, A5 5.925%, 2/15/51(2)	1,265	1,421
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	303	308
03-G, A1 2.490%, 6/25/33(2)	1,767	1,777
03-J, 5A1 2.491%, 10/25/33(2)	787	786
04-4, A9 5.500%, 5/25/34	3,101	3,227
04-Z, 2A1 2.615%, 12/25/34(2)	10,574	10,666
04-CC, A1 2.615%, 1/25/35(2)	4,377	4,331
05-12, 1A1 5.500%, 11/25/35	7,616	7,713
05-14, 2A1 5.500%, 12/25/35	5,272	5,579
06-6, 1A15 5.750%, 5/25/36	737	719
06-16, A5 5.000%, 11/25/36	2,072	2,126
07-16, 1A1 6.000%, 12/28/37	7,462	7,765
07-AR10, 2A1 6.175%, 1/25/38(2)	6,008	5,920

		1,619,495

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,729,144)		1,774,910

ASSET-BACKED SECURITIES—15.5%
1st Financial Bank U.S.A. 10-D, C, 144A 5.920%, 6/17/19(3)	3,000	3,021
AABS Ltd. 13-1, A 4.875%, 1/10/38(2)	11,762	11,820
AmeriCredit Automobile Receivables Trust
10-4, C 2.760%, 5/9/16	2,833	2,859
11-1, C 2.850%, 8/8/16	800	813
11-2, C 3.190%, 10/12/16	1,500	1,527
10-4, D 4.200%, 11/8/16	7,700	7,938
11-1, D 4.260%, 2/8/17	11,119	11,560
11-5, D 5.050%, 12/8/17	5,010	5,354
12-1, C 2.670%, 1/8/18	4,625	4,731
12-3, C 2.420%, 5/8/18	16,750	17,048
12-3, D 3.030%, 7/9/18	19,762	20,171
12-4, D 2.680%, 10/9/18	7,150	7,211
13-2, D 2.420%, 5/8/19	20,600	20,442

	PAR VALUE	VALUE
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	$2,072	$2,144
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	4,503	4,631
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A, 144A 3.410%, 11/20/17(3)	12,848	13,475
(AESOP) 12-3A, A, 144A 2.100%, 3/20/19(3)	23,085	23,045
(AESOP) 13-1A, A, 144A 1.920%, 9/20/19(3)	18,200	17,844
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	11,039	11,787
Bayview Financial Mortgage-Pass-Through Trust
06-B, 1A2 5.800%, 4/28/36(2)	270	276
06-A, 1A2 5.483%, 2/28/41(2)	205	207
06-A, 1A4 6.087%, 2/28/41(2)	16,118	16,988
Beacon Container Finance LLC 12-1A, A, 144A 3.720%, 9/20/27(3)	11,629	11,644
Bush Truck Leasing LLC 11-44, A, 144A 5.000%, 9/25/18(3)	1,068	1,063
BXG Receivables Note Trust
10-A, A, 144A 5.100%, 3/2/26(3)	3,287	3,413
12-A, A, 144A 2.660%, 12/2/27(3)	6,679	6,592
13-A, A, 144A 3.010%, 12/4/28(3)	11,585	11,699
California Republic Auto Receivables Trust
12-1, B, 144A 1.760%, 1/16/18(3)	13,570	13,484
13-1, B, 144A 2.240%, 1/15/19(3)	11,600	11,641
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	5,425	5,357
13-4, C 2.670%, 2/20/19	2,550	2,531
Carfinance Capital Auto Trust
13-A, B, 144A 2.750%, 11/15/18(3)	6,740	6,659
13-A1, C, 144A 3.450%, 3/15/19(3)	2,210	2,161
13-2A, B 144A 3.150%, 8/15/19(3)	19,350	19,316
CarMax Auto Owner Trust 12-1, B 1.760%, 8/15/17	6,190	6,311
CarNow Auto Receivables Trust
12-1A, B, 144A 3.240%, 3/15/16(3)	447	448
12-1A, C, 144A 4.940%, 3/15/16(3)	3,750	3,783
13-1A, B, 144A 1.970%, 11/15/17(3)	4,570	4,563
13-1A,C, 144A 2.980%, 11/15/17(3)	7,244	7,264
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(3)	11,205	11,274
Cheesecake Restaurant Holdings, Inc. 13-1A, A2, 144A 4.474%, 3/20/43(3)	24,734	24,686

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CIT Equipment Collateral 12-VT1, D, 144A 4.120%, 10/21/19(3)	$10,000	$10,013
Citicorp Residential Mortgage Securities, Inc.
07-1, A6 5.702%, 3/25/37(2)	4,169	4,324
07-2, A4 5.898%, 6/25/37(2)	7,000	6,865
07-12,A6 5.898%, 6/25/37(2)	10,475	10,585
CNH Equipment Trust
12-B, A4 1.160%, 6/15/20	10,000	10,048
12-B, B 1.780%, 6/15/20	4,000	4,051
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	199	207
01-3, A4 6.910%, 5/1/33(2)	13,376	15,028
Countrywide Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	2,996	3,092
04-12, AF6 4.634%, 3/25/35(2)	2,533	2,583
05-1, AF5A 5.497%, 7/25/35(2)	13,675	13,189
05-12, 2A3 5.069%, 2/25/36(2)	3,732	3,866
Cronos Containers Program Ltd. 12-2A, A, 144A 3.810%, 9/18/27(3)	15,558	15,569
Direct Capital Funding IV LLC
13-1, D, 144A 4.599%, 10/20/19(3)	3,555	3,555
13-A1, C, 144A 4.830%, 11/20/20(3)	5,000	4,990
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(3)	40,144	42,524
Drug Royalty LP
I 12-1, A2, 144A 5.800%, 7/15/24(3)	4,655	4,865
II 12-1, A1, 144A 4.244%, 1/15/25(2)(3)	5,706	5,828
II 12-1, A2, 144A 4.474%, 1/15/25(3)	10,834	11,018
DSC Floorplan Master Owner Trust 11-1, A, 144A 3.910%, 3/15/16(3)	8,500	8,512
DT Auto Owner Trust
12-1A, C, 144A 3.380%, 10/16/17(3)	9,975	10,029
13-1A, C, 144A 2.730%, 2/15/19(3)	17,775	17,811
144A 3.060%, 9/16/19(3)	17,000	17,036
Exeter Automobile Receivables Trust
12-1A, C, 144A 5.270%, 10/16/17(3)	8,500	8,751
12-2A, C, 144A 3.060%, 7/16/18(3)	8,050	7,998
13-2A, B 144A 3.090%, 7/16/18(3)	17,820	17,922
13-1A, C, 144A 3.520%, 2/15/19(3)	15,000	14,809
13-1A, D, 144A 5.050%, 10/15/19(3)	5,000	4,894
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(3)	13,256	13,266
Global Science Finance S.R.L. 13-1A, A, 144A 2.980%, 4/17/28(3)	23,753	23,019
13-2A, A, 144A 3.670%, 11/17/28(3)	$6,942	$6,917

	PAR VALUE	VALUE
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	5,911	6,007
Great America Leasing Receivables 13-1, A4, 144A 1.160%, 5/15/18(3)	2,235	2,234
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	15,168	15,066
GSAA Trust 05-1, AF4 5.470%, 11/25/34(2)	910	949
Harley-Davidson Motorcycle Trust 10-1, C 2.590%, 4/15/18	8,500	8,578
Hertz Vehicle Financing LLC
09-2A, A2 144A 5.290%, 3/25/16(3)	5,000	5,228
13-1A, A1, 144A 1.120%, 8/25/17(3)	18,325	18,289
11-1A, A2, 144A 3.290%, 3/25/18(3)	12,290	12,922
Hilton Grand Vacations Trust 13-A, A, 144A 2.280%, 1/25/26(3)	8,882	8,875
Huntington Auto Trust 12-2, R, 144A 0.000%, 5/15/19	67,441	2,900
Hyundai Auto Receivables Trust 12-B, C 1.950%, 10/15/18	10,000	10,156
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	4,260	4,281
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,304	1,346
Leaf II Receivables Funding LLC 12-1, D, 144A 4.680%, 9/15/20(3)	5,859	5,859
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	5,541	5,688
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	17,474	17,702
10-1A, A 144A 3.540%, 10/20/32(3)	873	901
10-1A, B 144A 4.520%, 10/20/32(3)	1,701	1,776
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(3)	5,000	4,991
Miramax LLC 11-1A, A 144A 6.250%, 10/20/21(3)	10,729	11,098
MMCA Auto Owner Trust 11-A, B 144A 2.720%, 10/17/16(3)	3,500	3,552
Nations Equipment Finance Funding I LLC
13-1A, B 144A 3.818%, 5/20/21(3)	4,000	4,000
13-1A, C 144A 5.500%, 5/20/21(3)	7,833	7,833
New Century Home Equity Loan Trust 05-A, A4W 4.710%, 8/25/35(2)	17,703	17,415
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	7,299	7,493

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
12-AA, B 144A 4.870%, 3/10/27(3)	$687	$701
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 4.807%, 11/25/35(2)	9,803	9,646
Rental Car Finance Corp. 11-1A, B1 144A 4.380%, 2/25/16(3)	4,000	4,089
Residential Asset Mortgage Products, Inc. 03- RS8, AI7 5.015%, 9/25/33(2)	1,439	1,463
Residential Funding Mortgage Securities II Home Loan Trust
06-HI2, A3 5.790%, 2/25/36	4,809	4,860
06-H11, M1 6.010%, 2/25/36(2)	6,661	6,799
07-HI1, A3 5.720%, 3/25/37	16,963	17,044
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	6,637	6,673
10-B, C 144A 3.020%, 10/17/16(3)	10,950	11,032
12-4, C 2.940%, 12/15/17	5,170	5,320
12-2, D 3.870%, 2/15/18	31,045	32,582
12-6, C 1.940%, 3/15/18	9,645	9,721
12-5, C 2.700%, 8/15/18	4,850	4,982
12-6, D 2.520%, 9/17/18	17,455	17,507
13-1, D 2.270%, 1/15/19	17,770	17,568
13-3, C 1.810%, 4/15/19	17,215	17,099
13-5, D 2.730%, 10/15/19	19,500	19,315
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A 4.440%, 11/20/25(3)	4,567	4,684
11-1A, B 144A 4.230%, 4/20/26(3)	4,659	4,791
12-2A, B 144A 3.420%, 3/20/29(3)	6,143	6,235
12-3A, A 144A 1.870%, 8/20/29(3)	9,676	9,709
13-1A, A 144A 1.590%, 11/20/29(3)	8,740	8,697
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	13,918	14,040
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(3)	374	374
Soundview Home Loan Trust 05-OPT4, 2A3 0.425%, 12/25/35(2)	9,998	9,627
Structured Asset Investment Loan Trust 05-HE1 05-HE1, M1 0.870%, 7/25/35(2)	5,622	5,261
Structured Asset Securities Corp.
01-SB1, A2 3.375%, 8/25/31	2,987	2,936
05-S7, A2 144A 0.465%, 12/25/35(2)(3)	6,372	6,113
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	5,934	6,097
12-AA, A 144A 2.000%, 9/20/29(3)	11,522	11,488

	PAR VALUE		VALUE
TAL Advantage LLC 12-1A, A 144A 3.860%, 5/20/27(3)	$14,140		$14,253
TAL Advantage V LLC 13-1A, A 144A 2.830%, 2/22/38(3)	11,944		11,593
Terwin Mortgage Trust 04-15AL, A1 144A 5.796%, 7/25/34(2)(3)	6,933		6,614
Textainer Marine Containers Ltd. 13-1A, A 144A 3.900%, 9/20/38(3)	19,500		19,670
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	7,488		7,468
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	5,792		6,310
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(3)	20,194		21,205
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	22,873		23,934
VFC LLC 13-1, A 144A 3.130%, 3/20/26(3)	5,819		5,859
Volvo Financial Equipment LLC 13-1A, B 144A 1.240%, 8/15/19(3)	15,835		15,645
Wachovia Asset Securitization Issuance II LLC 07- HE2A, A 144A 0.295%, 7/25/37(2)(3)	12,114		9,911
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	6,967		6,933
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	918		925

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,285,930)			1,293,857

CORPORATE BONDS—38.0%
Consumer Discretionary—1.6%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	14,225	BRL	5,758
Boyd Gaming Corp.
9.125%, 12/1/18	2,425		2,649
9.000%, 7/1/20	5,350		5,885
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810		6,057
CCO Holdings LLC 7.375%, 6/1/20	6,700		7,286
Daimler Finance North America LLC
144A 2.625%, 9/15/16(3)	11,000		11,374
144A 1.875%, 1/11/18(3)	7,100		6,991
Dana Holding Corp. 6.500%, 2/15/19	3,973		4,241
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	755		772

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
144A 4.875%, 11/1/20(3)	$4,875	$4,875
Hyatt Hotels Corp. 3.875%, 8/15/16	7,000	7,391
Hyundai Motor Manufacturing 144A 4.500%, 4/15/15(3)	6,000	6,248
International Game Technology 7.500%, 6/15/19	1,115	1,297
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(3)	6,845	6,922
KOC Holding AS 144A 3.500%, 4/24/20(3)	13,595	11,606
MGM Resorts International 6.750%, 10/1/20	6,500	6,971
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	4,885	5,276
ONO Finance II plc 144A 10.875%, 7/15/19(3)	1,035	1,139
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	20,955	19,855
Toll Brothers Finance Corp. 6.750%, 11/1/19	10,036	11,516
Wyndham Worldwide Corp. 2.500%, 3/1/18	2,960	2,949

		137,058

Consumer Staples—0.3%
Alphabet Holding Co., Inc. PIK Interest
Capitalization, 144A 7.750%, 11/1/17(3)(10)	1,835	1,896
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	20,949	20,320

		22,216

Energy—3.4%
Afren plc 144A 11.500%, 2/1/16(3)	4,790	5,509
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	8,130	9,167
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	7,271	7,907
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	2,334	2,410
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.875%, 5/1/19	4,000	4,325
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,764
Gazprom OAO (Gaz Capital SA)
144A 4.950%, 5/23/16(3)(5)	5,000	5,308
144A 6.212%, 11/22/16(3)	10,405	11,472
144A 8.146%, 4/11/18(3)	2,880	3,391
144A 6.510%, 3/7/22(3)(5)	3,235	3,474
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(3)	7,250	7,748
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	2,545	3,022
Linn Energy LLC 144A 7.000%, 11/1/19(3)	12,500	12,687
Lukoil OAO International Finance BV

	PAR VALUE		VALUE
Energy—(continued)
144A 6.375%, 11/5/14(3)	$4,900		$5,111
144A 3.416%, 4/24/18(3)	6,000		6,052
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	7,500		7,318
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	2,985		3,179
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	20,870		21,079
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	16,540		15,134
RegS 8.500%, 11/2/17(4)	80,300		67,050
Plains Exploration & Production Co. 6.500%, 11/15/20	13,200		14,579
Pride International, Inc. 8.500%, 6/15/19	4,065		5,123
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	7,925		7,588
Rosneft Finance SA RegS 7.500%, 7/18/16(4)	13,235		14,873
Rosneft Oil Co. 144A 3.149%, 3/6/17(3)(5)	10,800		10,935
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	8,000		7,860
Sinopec Capital 2013 Ltd. 144A 1.875%, 4/24/18(3)	11,750		11,378
Venoco, Inc. 8.875%, 2/15/19	5,675		5,618
Weatherford International Ltd. 9.625%, 3/1/19	4,110		5,278

			287,339

Financials—19.6%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(3)	11,599		11,915
ABN AMRO Bank N.V.
144A 3.000%, 1/31/14(3)	9,000		9,017
144A 4.250%, 2/2/17(3)	4,425		4,744
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(3)	5,290		5,435
Air Lease Corp. 4.750%, 3/1/20	14,055		14,600
Aircastle Ltd.
4.625%, 12/15/18	7,740		7,817
6.250%, 12/1/19	10,400		11,193
Akbank TAS
144A 5.125%, 7/22/15(3)	8,900		9,186
144A 7.500%, 2/5/18(3)	12,140	TRY	4,828
Alfa Bank OJSC RegS 7.875%, 9/25/17(4)(5)	19,275		21,492
Allstate Corp. 6.125%, 5/15/37(2)(7)	4,730		4,943
Ally Financial, Inc. 4.750%, 9/10/18	8,450		8,873
American International Group, Inc.
2.375%, 8/24/15	5,825		5,950

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
5.850%, 1/16/18	$7,300		$8,370
3.375%, 8/15/20	10,020		10,067
American Tower Trust I 144A 1.551%, 3/15/18(3)	6,900		6,734
Anglo American Capital plc 144A 9.375%, 4/8/19(3)	1,950		2,470
Associated Banc Corp. 5.125%, 3/28/16	8,635		9,230
Assurant, Inc. 5.625%, 2/15/14	4,060		4,083
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	4,880		5,043
Avis Budget Car Rental LLC 4.875%, 11/15/17	13,470		14,211
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	7,000		7,306
144A 4.500%, 1/12/17(3)	13,000		13,748
Banco Continental SA Via Continental Senior Trustees II Cayman Ltd. 144A 5.750%, 1/18/17(3)(5)	10,000		10,725
Banco de Credito del Peru 144A 4.750%, 3/16/16(3)	14,800		15,540
Banco Santander Brasil SA
144A 4.500%, 4/6/15(3)	7,500		7,706
144A 8.000%, 3/18/16(3)	28,335	BRL	11,109
144A 4.625%, 2/13/17(3)	9,300		9,672
Banco Santander Chile 144A 2.117%, 6/7/18(2)(3)	5,300		5,316
Banco Votorantim SA 144A 5.250%, 2/11/16(3)	10,500		10,841
Bangkok Bank plc 144A 2.750%, 3/27/18(3)	16,550		16,258
Bank of America Corp.
2.000%, 1/11/18	14,905		14,872
5.490%, 3/15/19	2,868		3,173
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	10,110		10,540
Bank of India
144A 3.250%, 4/18/18(3)	24,470		23,688
144A 3.625%, 9/21/18(3)	20,380		19,449
Barclays Bank plc
5.200%, 7/10/14	1,610		1,650
144A 6.050%, 12/4/17(3)	13,130		14,673
144A 5.926%, 9/29/49(2)(3)(6)(7)	3,773		3,981
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	8,270		8,270
BioMed Realty LP 3.850%, 4/15/16	9,375		9,788
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	21,035		21,193
Capital One Financial Corp. 6.150%, 9/1/16	5,364		5,999
Chubb Corp. (The) 6.375%, 3/29/67(2)	8,205		8,882
Citigroup, Inc.
0.512%, 6/9/16(2)	3,400		3,345

	PAR VALUE	VALUE
Financials—(continued)
5.500%, 2/15/17	$23,460	$25,840
2.500%, 9/26/18	10,000	10,045
CNA Financial Corp. 5.850%, 12/15/14	7,575	7,934
CNH Capital LLC 144A
3.250%, 2/1/17(3)	935	956
3.625%, 4/15/18	20,225	20,604
Comerica Bank
Series A1 5.700%, 6/1/14	1,900	1,939
4.800%, 5/1/15	1,828	1,919
5.750%, 11/21/16	5,940	6,682
Continental Airlines Pass-Through-Trust 99-2, C2 6.236%, 3/15/20	14,583	16,005
Countrywide Financial Corp. 6.250%, 5/15/16	9,110	10,052
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	5,500	5,466
Discover Bank 8.700%, 11/18/19	1,750	2,187
DNB Bank ASA 144A 3.200%, 4/3/17(3)	24,700	25,813
E*TRADE Financial Corp. 6.375%, 11/15/19	10,155	10,955
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,189
Fifth Third Bank 4.750%, 2/1/15	750	781
First Tennessee Bank N.A. 5.650%, 4/1/16	15,664	16,899
Ford Motor Credit Co. LLC
4.207%, 4/15/16	10,000	10,655
5.000%, 5/15/18	10,000	11,134
General Electric Capital Corp. 0.618%, 5/5/26(2)	8,000	7,226
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	25,655	27,355
Genworth Holdings, Inc.
7.200%, 2/15/21	5,000	5,814
7.625%, 9/24/21	13,825	16,431
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	10,345	10,086
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	14,000	15,422
2.900%, 7/19/18	8,200	8,341
7.500%, 2/15/19	2,451	2,984
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	18,800	19,558
HBOS plc 144A 6.750%, 5/21/18(3)	685	774
HCP, Inc.
3.750%, 2/1/16	8,000	8,406
3.750%, 2/1/19	4,940	5,128
Health Care REIT, Inc.
4.700%, 9/15/17	8,565	9,306

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
4.125%, 4/1/19	$4,100	$4,315
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,363
Hertz Corp. (The)
4.250%, 4/1/18	3,030	3,121
5.875%, 10/15/20	9,420	9,809
HSBC USA, Inc. 2.625%, 9/24/18	19,485	19,804
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	19,767
Huntington National Bank (The) 4.900%, 1/15/14	1,400	1,402
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(6)(7)	13,210	14,052
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(3)	4,975	5,291
144A 3.750%, 4/6/16(3)	500	524
144A 2.125%, 10/2/17(3)	2,940	2,919
ICICI Bank RegS 4.700%, 2/21/18(4)	13,000	13,260
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	13,000	13,080
ING Bank NV
144A 2.375%, 6/9/14(3)	5,000	5,042
144A 1.375%, 3/7/16(3)	9,000	9,014
ING US, Inc. 2.900%, 2/15/18	25,620	26,192
International Lease Finance Corp.
3.875%, 4/15/18	12,835	12,867
5.875%, 4/1/19	5,800	6,177
Intesa San Paolo SpA 3.125%, 1/15/16	12,190	12,422
iStar Financial, Inc. 4.875%, 7/1/18	12,250	12,265
Jefferies Group, Inc. 5.125%, 4/13/18	6,541	7,072
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850	10,051
Kazkommerts Bank International JSC 144A 7.875%, 4/7/14(3)	4,135	4,197
KeyBank N.A.
5.800%, 7/1/14	1,450	1,487
7.413%, 5/6/15	3,000	3,251
4.950%, 9/15/15	1,295	1,378
Korea Development Bank 3.500%, 8/22/17	9,750	10,160
Lazard Group LLC 4.250%, 11/14/20	17,375	17,317
Legg Mason, Inc. 5.500%, 5/21/19	13,868	15,162
Level 3 Financing, Inc. 7.000%, 6/1/20	4,065	4,329
Lincoln National Corp.
8.750%, 7/1/19	15,040	19,349
6.050%, 4/20/67(2)(7)	2,885	2,863
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	4,870	4,848
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	2,960	3,060

	PAR VALUE		VALUE
Financials—(continued)
Manufacturers & Traders Trust Co. 5.629%, 12/1/21(2)	$5,000		$5,163
MetLife, Inc. 6.750%, 6/1/16	910		1,035
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(3)	13,770		13,977
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(3)(10)	6,550		6,845
Morgan Stanley
5.550%, 4/27/17	10,200		11,374
144A 10.090%, 5/3/17(3)	22,595	BRL	9,050
Nationstar Mortgage LLC 6.500%, 8/1/18	15,370		15,716
Nordea Bank AB 144A 2.125%, 1/14/14(3)	5,000		5,003
ORIX Corp. 5.000%, 1/12/16	5,228		.5,563
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)	8,505		8,551
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	14,800		14,670
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,473
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	17,580		17,431
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,740		2,959
Prudential Financial, Inc.
4.750%, 9/17/15	4,770		5,083
8.875%, 6/15/38(2)(7)	11,200		13,622
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750		7,442
Regions Bank 7.500%, 5/15/18	12,001		14,231
Regions Financial Corp. 5.750%, 6/15/15	2,535		2,701
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130		3,605
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(3)	2,905		3,097
144A 5.298%, 12/27/17(3)	18,055		18,597
144A 5.100%, 7/25/18(3)(5)	8,750		8,914
Santander Holdings USA, Inc. 3.000%, 9/24/15	980		1,012
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	8,100		8,261
Unipersonal 144A 3.781%, 10/7/15(3)	8,000		8,244
SBA Tower Trust 144A 2.933%, 12/15/17(3)	13,275		13,508
Sberbank of Russia (Sberbank CapItal SA)
144A 4.950%, 2/7/17(3)(5)	35,165		37,275
144A 5.125%, 10/29/22(3)(5)	9,170		8,757

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(10)	$2,210	$2,354
Senior Housing Properties Trust 4.300%, 1/15/16	6,875	7,161
Shinhan Bank
144A 4.375%, 7/27/17(3)	11,700	12,507
144A 1.875%, 7/30/18(3)	1,000	965
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	6,775	6,634
SLM Corp.
4.625%, 9/25/17	24,805	25,800
4.875%, 6/17/19	9,140	9,103
Societe Generale S.A.
144A 3.100%, 9/14/15(3)	2,900	3,011
144A 3.500%, 1/15/16(3)	6,895	7,224
Spansion LLC 7.875%, 11/15/17	2,955	3,081
State Street Corp. 4.956%, 3/15/18(7)	5,000	5,422
Sun Merger Sub, Inc. 144A 5.250%, 8/1/18(3)	6,850	7,193
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,576
5.450%, 12/1/17	3,750	4,087
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,458
Telecom Italia Capital SA
6.175%, 6/18/14	3,184	3,256
7.175%, 6/18/19	2,395	2,688
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(5)	12,135	11,680
Toll Brothers Finance Corp. 4.000%, 12/31/18	4,075	4,157
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(3)	12,500	12,281
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	11,740
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	4,000	3,746
Union Bank NA
1.500%, 9/26/16	2,000	2,023
2.625%, 9/26/18	2,700	2,747
Unum Group 7.125%, 9/30/16	6,620	7,498
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	7,100	7,457
2.700%, 4/1/20	2,948	2,815
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(5)	16,710	16,731
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(5)	15,900	16,695

	PAR VALUE	VALUE
Financials—(continued)
144A 6.000%, 4/12/17(3)(5)	$16,175	$17,186
Wachovia Corp. 5.625%, 10/15/16	2,500	2,808
Webster Financial Corp. 5.125%, 4/15/14	2,500	2,517
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,503
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,281
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,382
XLIT Ltd. 2.300%, 12/15/18	9,730	9,552
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	18,650	16,690
Zions Bancorp
5.650%, 5/15/14	1,775	1,807
4.500%, 3/27/17	8,120	8,597

		1,634,593

Health Care—1.1%
Alere, Inc. 6.500%, 6/15/20	6,175	6,345
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	9,320	9,646
HCA, Inc. 6.500%, 2/15/20	19,575	21,557
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	3,465	3,560
Symbion, Inc. 8.000%, 6/15/16	6,517	6,941
Tenet Healthcare Corp.
4.750%, 6/1/20	9,275	9,113
144A 6.000%, 10/1/20(3)	9,560	9,996
8.125%, 4/1/22	8,265	8,926
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	8,590	9,481
144A 5.625%, 12/1/21(3)	860	866
Zoetis, Inc. 1.875%, 2/1/18	1,975	1,958

		88,389

Industrials—5.6%
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	9,855	9,584
America West Airlines Pass- Through-Trust
98-1, A 6.870%, 1/2/17	1,917	2,013
99-1, G 7.930%, 1/2/19	11,011	11,809
00-1, G 8.057%, 7/2/20	8,222	8,798
01-1, G 7.100%, 4/2/21	39,413	42,172
American Airlines Pass-Through- Trust 13-1, A 144A
4.000%, 7/15/25(3)	7,721	7,470
Atlas Air Pass-Through-Trust

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—(continued)
98-1, A 7.380%, 1/2/18	$8,942		$9,054
99-1, A1 7.200%, 1/2/19	1,910		1,967
00-1, A 8.707%, 1/2/19	4,321		4,483
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	9,224		9,593
British Airways plc 144A 5.625%, 6/20/20(3)	8,863		9,262
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	280		324
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	4,806		5,052
97-4, A 6.900%, 1/2/18	5,040		5,342
99-1, A 6.545%, 2/2/19	11,374		12,413
09-2, A 7.250%, 11/10/19	765		876
00-1, A1 8.048%, 11/1/20	7,341		8,396
01-1, A1 6.703%, 6/15/21	13,349		14,417
Delta Air Lines Pass-Through-Trust
11-1, A 5.300%, 4/15/19	9,668		10,538
09-1, A 7.750%, 12/17/19	5,168		5,943
12-1A, 1A 4.750%, 5/7/20	29,648		31,723
Deluxe Corp.
7.000%, 3/15/19	7,490		8,052
6.000%, 11/15/20	2,950		3,061
HD Supply, Inc. 8.125%, 4/15/19	2,935		3,284
Hellenic Railways 5.460%, 1/30/14	16,710	EUR	22,413
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	12,365		13,401
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	15,561		16,710
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18	12,850	BRL	4,507
Parker Hannifin Corp. 5.500%, 5/15/18	7,970		9,024
Rexel SA 144A 5.250%, 6/15/20(3)	15,970		16,130
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(3)	12,830		14,113
144A 8.375%, 6/15/19(3)	7,770		8,557
Spirit Aerosystems, Inc. 7.500%, 10/1/17	6,330		6,599
Toledo Edison Co. (The) 7.250%, 5/1/20	224		267
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	9,000		9,403
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	4,533		4,737
01-1G 7.076%, 3/20/21	22,956		24,563
11-1 A 7.125%, 10/22/23	7,302		8,233
12-1A 5.900%, 10/1/24	11,045		12,039
UAL Pass-Through-Trust

	PAR VALUE	VALUE
Industrials—(continued)
09-2 9.750%, 1/15/17	$24,434	$28,099
07-01, A 6.636%, 7/2/22	11,103	11,769
United Rentals North America, Inc. 5.750%, 7/15/18	7,895	8,477
Virgin Australia Trust 13-1A, 144A 5.000%, 10/23/23(3)	19,786	20,429

		465,096

Information Technology—0.8%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	5,930	6,175
Digicel Ltd. 144A 8.250%, 9/1/17(3)	7,886	8,241
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	16,800	16,974
Earthlink, Inc. 7.375%, 6/1/20	7,770	7,789
Equinix, Inc. 4.875%, 4/1/20	8,062	8,062
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,227
First Data Corp. 144A 11.750%, 8/15/21(3)	5,280	5,597
MDC-GMTN B.V. 144A 3.750%, 4/20/16(3)	4,000	4,205
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)(10)	4,735	4,901

		69,171

Materials—2.7%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	8,847
Ardagh Packaging Finance plc 144A 7.375%, 10/15/17(3)	8,145	8,786
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	6,050	6,141
Calumet Specialty Products Partners LP 9.375%, 5/1/19	8,441	9,412
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	9,754	11,119
CRH America, Inc.
4.125%, 1/15/16	4,000	4,220
8.125%, 7/15/18	4,770	5,840
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	11,920	11,994
FMG Resources Property Ltd.
144A 6.000%, 4/1/17(3)	2,485	2,653
144A 8.250%, 11/1/19(3)	8,600	9,686
Freeport-Mcmoran Copper & Gold, Inc. 2.375%, 3/15/18	9,000	8,974
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	10,280	11,205
Hexion U.S. Finance Corp.
8.875%, 2/1/18	12,085	12,614

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
6.625%, 4/15/20	$12,240	$12,607
Huntsman International LLC 4.875%, 11/15/20	3,910	3,871
International Paper Co. 9.375%, 5/15/19	5,330	6,988
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	13,290	13,822
Reynolds Group Issuer, Inc.
9.000%, 4/15/19	2,730	2,942
5.750%, 10/15/20	12,945	13,269
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	5,975	6,460
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(3)	10,000	10,221
Tronox Finance LLC 6.375%, 8/15/20	10,840	11,111
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	12,755	11,287
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	13,090	14,595
144A 6.000%, 1/31/19(3)	6,000	5,835

		224,499

Telecommunication Services—1.8%
AT&T, Inc. 5.500%, 2/1/18	11,123	12,516
CenturyLink, Inc. Series V 5.625%, 4/1/20	10,050	10,276
Crown Castle Towers LLC
144A 4.523%, 1/15/15(3)	4,925	5,081
144A 3.214%, 8/15/15(3)	4,950	5,047
144A 5.495%, 1/15/17(3)	5,915	6,405
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	8,360	8,705
Frontier Communications Corp. 7.125%, 3/15/19	12,200	13,207
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(3)	8,000	8,610
Millicom International Cellular S.A. 144A 6.625%, 10/15/21(3)	1,950	2,027
Sprint Communications, Inc. 6.000%, 12/1/16	7,550	8,258
Sprint Corp. 144A 7.250%, 9/15/21(3)	4,080	4,396
T-Mobile USA, Inc.
6.464%, 4/28/19	7,630	8,126
6.542%, 4/28/20	7,905	8,448
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,855
Verizon Communications, Inc.
2.500%, 9/15/16	5,900	6,100
3.650%, 9/14/18	13,800	14,601
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	6,425	6,843
144A 7.250%, 2/15/18(3)	7,000	7,403

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Windstream Corp. 7.750%, 10/15/20	$12,125	$12,928

		151,832

Utilities—1.1%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	13,930	13,930
AmeriGas Partners LP
6.250%, 8/20/19	5,670	6,124
6.750%, 5/20/20	4,000	4,390
Dayton Power & Light Co. (The) 144A 1.875%, 9/15/16(3)	2,000	2,016
Energy Transfer Partners LP 4.150%, 10/1/20	14,620	14,816
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	14,735	15,594
Korea Electric Power Corp. 144A 5.500%, 7/21/14(3)	3,420	3,503
Korea Gas Corp. 144A 6.000%, 7/15/14(3)	2,000	2,052
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	10,038
NRG Energy, Inc.
7.625%, 1/15/18	1,485	1,700
8.500%, 6/15/19	6,050	6,489
PPL WEM Holdings plc 144A 3.900%, 5/1/16(3)	5,495	5,742
State Grid Overseas Investment Ltd. 144A 1.750%, 5/22/18(3)	5,000	4,848

		91,242

TOTAL CORPORATE BONDS (Identified Cost $3,105,444)		3,171,435

LOAN AGREEMENTS(2)—15.9%
Consumer Discretionary—4.2%
Acosta, Inc. Tranche B, 4.250%, 3/3/18	7,960	8,026
Acquisitions Cogeco Cable II LP (Atlantic Broadband (Penn) Holdings, Inc.) Tranche B, 3.250%, 11/30/19	4,039	4,035
Affinia Group, Inc. Tranche B-2, 4.750%, 4/25/20	4,637	4,706
Allison Transmission Tranche B-3, 3.750%, 8/23/19	11,843	11,928
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	7,544	7,578
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	5,889	5,945
Tranche B-6, 5.488%, 1/28/18	8,164	7,820

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Resort Properties LLC
Tranche B, 7.000%, 10/11/20	$8,000	$7,975
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	9,529	9,484
Tranche F, 3.000%, 12/31/20	14,637	14,552
Chrysler Group LLC Tranche B, 3.500%, 5/24/17	8,190	8,260
Citycenter Holdings LLC Tranche B, 5.000%, 10/16/20	5,960	6,059
Clear Channel Communications, Inc. Tranche B, 3.814%, 1/29/16	14,000	13,587
CSC Holdings, Inc. (CSC Holdings, Inc. (Cablevision)) Tranche B, 2.669%, 4/17/20	10,610	10,524
Cumulus Media Holdings, Inc. 4.250%, 12/18/20	10,510	10,588
Entercom Radio LLC Tranche B-2, 5.250%, 11/23/18	59	59
Hilton Worldwide Finance LLC 3.750%, 10/26/20	18,142	18,327
Hubbard Radio LLC Tranche 1, 4.500%, 4/29/19	4,568	4,600
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.000%, 4/24/18	10,397	10,491
Las Vegas Sands LLC Tranche B, 0.000%, 12/19/20(8)	9,935	9,944
MGM Resorts International (MGM Grand Detroit LLC) Tranche B, 3.500%, 12/20/19	7,189	7,214
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,400	3,460
PVH Corp. (Phillips-Van Heusen Corp.) Tranche B, 3.250%, 2/13/20	2,441	2,458
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	1,875	1,923
Scientific Games International, Inc. 4.250%, 10/18/20	15,445	15,497
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/14/20	2,831	2,837
Seminole Tribe of Florida 3.000%, 4/29/20	15,112	15,119
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	3,960	3,929
Tranche B, 4.420%, 1/31/17	4,190	4,170
Seven Sea Cruises S. DE R.L. Tranche B-1, 4.750%, 12/21/18	5,128	5,199
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,231	2,228
SRAM LLC First Lien, 4.417%, 4/10/20	2,085	2,089
State of Santa Catarina (The) 4.000%, 12/27/22	15,000	14,235

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Station Casinos LLC Tranche B, 5.000%, 3/2/20	$12,474	$12,630
Tribune Co. Tranche B, 0.000%, 11/20/20(8)	11,898	11,852
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	8,500	8,755
Univision Communications, Inc.
4.000%, 3/1/20	10,872	10,937
First Lien, 4.500%, 3/1/20	19,850	19,999
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/8/20	13,968	14,017
WideOpenWest Finance LLC Tranche B, 4.750%, 4/1/19	8,824	8,884
Zuffa LLC 4.500%, 2/25/20	10,896	10,994

		352,914

Consumer Staples—0.7%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	211	209
Aramark Corp. Tranche D, 4.000%, 9/9/19	10,099	10,177
Darling International, Inc. Tranche B, 0.000%, 1/1/21(8)	1,654	1,671
Del Monte Foods Co. 4.000%, 3/8/18	13,402	13,469
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	5,675	5,727
Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	5,251	5,448
Rite Aid Corp.
Tranche 6, 4.000%, 2/21/20	6,948	6,988
Tranche 1, Second Lien, 5.750%, 8/21/20	720	740
Tranche 2, 4.875%, 6/21/21	14,688	14,939

		59,368

Energy—0.6%
Buffalo Gulf Coast Terminals LLC 5.250%, 10/31/17	3,258	3,291
Chesapeake Energy Corp. 5.750%, 12/2/17	16,495	16,865
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	1,875	1,898
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	4,100	4,107
Tranche B-2, 4.500%, 4/30/19	768	771
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	11,340	11,416
NGPL Pipeco LLC 6.750%, 9/15/17	6,092	5,694

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Quicksilver Reseources. Inc. Second Lien, 7.000%, 6/21/19	$8,750	$8,695

		52,737

Financials—1.5%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	14,772	14,911
Asurion LLC Tranche B-1, 4.500%, 5/24/19	10,274	10,290
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	3,678	3,706
Second Lien, 6.000%, 4/30/20	429	444
Clipper Acquisitions Corp. 4.000%, 2/6/20	6,314	6,377
iPayment, Inc . 6.750%, 5/8/17	6,546	6,384
iStar Financial, Inc.
Tranche A-2, 7.000%, 3/19/17	3,672	3,808
4.500%, 10/15/17	12,393	12,490
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	10,991	10,903
Realogy Corp.
Extended LOC, 2.210%, 10/10/16	739	748
Tranche B, 4.500%, 3/5/20	17,917	18,138
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	10,889	10,923
Springleaf Financial Funding Co. 2019 Term Loan, 4.750%, 9/30/19	6,383	6,465
Trans Union LLC 4.250%, 2/8/19	3,800	3,828
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	17,475	17,545

		126,960

Health Care—2.0%
Alere, Inc. (IM US Holdings LLC)
Tranche B, 4.875%, 6/30/17	1,320	1,331
Tranche B-1, 4.875%, 6/30/17	2,448	2,469
Tranche B-2, 4.875%, 6/30/17	4,913	4,955
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 8/20/19	9,392	9,433
Aptalis Pharma, Inc. Tranche B, 6.000%, 10/2/20	3,031	3,091
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	4,328	4,357
Capsugel Holdings U.S., Inc. 3.500%, 8/1/18	2,476	2,481
Catalent Pharma Solutions, Inc. Tranche 2, 4.250%, 9/15/17	3,659	3,687

	PAR VALUE	VALUE
Health Care—(continued)
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	$10,115	$10,179
ConvaTec, Inc. 4.000%, 12/22/16	1,389	1,400
DaVita HealthCare Partners, Inc. (DaVita Inc.) Tranche B-2 4.000%, 11/1/19	10,676	10,776
Emdeon, Inc. Tranche B-2, 3.750%, 11/2/18	4,111	4,125
Health Management Associates, Inc. Tranche B, 3.500%, 11/16/18	8,453	8,465
Hologic, Inc. Tranche B, 3.750%, 8/1/19	11,635	11,723
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	5,804	5,864
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	8,750	8,668
Kinetic Concepts, Inc.
Tranche D-2, 4.000%, 11/4/16	6,720	6,745
Tranche D-1, 4.500%, 5/4/18	1,585	1,596
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	492	495
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	8,779	8,787
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	7,651	7,383
Salix Pharmaceuticals Ltd. Tranche B, 0.000%, 12/17/19(8)	5,182	5,240
Sheridan Holdings, Inc. First Lien, 4.500%, 6/29/18	8,545	8,591
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	3,572	3,583
U.S. Renal Care, Inc. 4.250%, 7/3/19	2,729	2,742
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	3,788	3,815
Valeant Pharmaceuticals International, Inc.
Series D2, Tranche B, 3.750%, 2/13/19	14,090	14,206
Series C2, Tranche B 3.750%, 12/11/19	3,891	3,924
VWR Funding, Inc.
Tranche B-1, 4.169%, 4/3/17	825	830
4.419%, 4/3/17	3,161	3,183

		164,124

Industrials—1.8%
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	35,662	35,961
AWAS Finance Luxemborg SA 3.500%, 7/16/18	10,052	10,109
Brand Energy & Infrastructure Services, Inc. 4.750%, 11/26/20	9,710	9,782

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Brock Holdings Ill, Inc. First Lien, 6.375%, 3/16/17	$1,465	$1,473
Ceridian Corp. 4.415%, 5/9/17	19,564	19,674
Delta Air Lines, Inc. Tranche B-1, 4.000%, 10/18/18	6,380	6,417
DynCorp International, Inc. 6.250%, 7/7/16	4,987	5,027
Envision Healthcare Corp. (Emergency Medical Services Corp.) 4.000%, 5/25/18	6,731	6,763
HD Supply, Inc. 4.500%, 10/12/17	11,692	11,818
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	5,258	5,305
Mcjunkin Red Man Corp. 5.625%, 11/8/19	4,624	4,698
Spirit Aerosystems, Inc. Tranche B 3.750%, 4/18/19	13,755	13,848
Swift Transportation Tranche B-2, 4.000%, 12/21/17	815	821
US Airways, Inc.
Tranche B-2, 3.250%, 11/23/16	6,235	6,271
Tranche B-1, 4.000%, 5/23/19	7,126	7,183
WireCo Worldgroup, Inc. 6.000%, 2/15/17	2,484	2,507

		147,657

Information Technology—3.4%
Active Network, Inc. First Lien, 5.500%, 11/13/20	6,820	6,871
Activision Blizzard, Inc. 3.250%, 10/12/20	13,134	13,242
Alcatel-Lucent USA, Inc.
0.000%, 1/30/19(8)	17,615	17,724
5.750%, 1/30/19	16,149	16,249
Avaya, Inc.
Tranche B-3, 4.736%, 10/26/17	11,024	10,815
Tranche B-5, 8.000%, 3/31/18	2,495	2,536
Blue Coat Systems, Inc.
4.500%, 5/31/19	8,263	8,304
Second Lien, 9.500%, 6/26/20	11,978	12,218
BMC Software, Inc. 5.000%, 9/10/20	6,510	6,556
CCC Information Services, Inc. 4.000%, 12/20/19	5,886	5,901
CDW LLC 3.250%, 4/29/20	12,450	12,435
Dell International LLC Tranche B, 4.500%, 4/29/20	12,940	13,000
Deltek, Inc. First Lien, 5.000%, 10/10/18	9,529	9,580
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	9,452	9,523
First Data Corp.
Tranche 2017, 4.164%, 3/24/17	13,980	14,027
Tranche 2018, 4.164%, 3/23/18	22,100	22,172

	PAR VALUE	VALUE
Information Technology—(continued)
Genpact Ltd. 3.500%, 8/30/19	$3,695	$3,711
Infor (U.S.), Inc. (Lawson Software, Inc.)
Tranche B-2, 5.250%, 4/5/18	7,358	7,394
Tranche B-3, 3.750%, 6/3/20	4,863	4,863
Information Resources, Inc. (Symphonyiri Group, Inc.) 4.750%, 9/30/20	1,909	1,922
Interactive Data Corp. 3.750%, 2/11/18	5,254	5,268
Kronos, Inc.
First Lien, 4.500%, 10/30/19	3,596	3,634
Second Lien, 9.750%, 4/30/20	2,824	2,928
Moneygram International, Inc. 4.250%, 3/27/20	4,650	4,702
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	5,546	5,661
Presidio, Inc. 5.750%, 3/31/17	11,139	11,185
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	12,352	12,433
Second Lien, 0.000%, 12/21/19(8)	3,175	3,270
Sophia LP Tranche B, 4.500%, 7/19/18	6,336	6,382
Spansion LLC 3.750%, 12/18/19	9,439	9,475
SRA International, Inc. 6.500%, 7/20/18	6,905	6,914
SSI Investments II Ltd. (Skillsoft) 5.000%, 5/26/17	3,065	3,094
Wall Street Systems Delaware, Inc. First Lien, 5.750%, 10/25/19	6,489	6,532

		280,521

Materials—0.7%
Air Distribution Technologies, Inc. (QS0001 Corp.) First Lien, 4.250%, 11/9/18	3,835	3,862
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	2,298	2,304
AZ Chem US, Inc. 5.750%, 12/22/17	4,500	4,538
Cyanco Intermediate Corp. 5.500%, 5/1/20	4,884	4,908
Fairmount Minerals Ltd. Tranche B-2, 6.250%, 9/5/19	3,889	3,957
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	6,981	7,081
Houghton International, Inc. Holding Corp. (HII Holding Corp.) First Lien, 4.000%, 12/20/19	14,325	14,379
Ineos Group Holdings, Inc. 4.000%, 5/4/18	12,542	12,607
Tronox Pigments B.V. 4.500%, 3/19/20	3,965	4,024

		57,660

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—0.8%
Cricket Communications, Inc. Tranche C, 4.750%, 3/8/20	$15,323		$15,407
Global Tel*Link Corp. First Lien, 5.000%, 5/22/20	9,937		9,735
Intelsat Jackson Holdings S A. Tranche B-2, 3.750%, 6/30/19	12,912		13,033
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	6,319		6,366
Tranche B, 4.000%, 1/15/20	3,485		3,517
West Corp. Tranche B-8, 3.750%, 6/30/18	6,279		6,317
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	14,156		14,205

			68,580

Utilities—0.2%
Calpine Corp. 4.000%, 10/9/19	6,666		6,723
NRG Energy, Inc. 2.750%, 7/1/18	6,801		6,794
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.715%, 10/10/17	5,925		4,113

			17,630

TOTAL LOAN AGREEMENTS (Identified Cost $1,319,417)			1,328,151

	SHARES		VALUE
PREFERRED STOCK—0.3%
Financials—0.3%
Ally Financial, Inc. Series G, 144A, 7.000%	702		671
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	5,835	(9)	5,616
Banco do Brasil S.A. 144A, 8.500%(2)(3)	700	(9)	754
JPMorgan Chase & Co. Series 1, 7.900%(2)	3,360	(9)	3,704
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	18,013

TOTAL PREFERRED STOCK (Identified Cost $27,796)			28,758

COMMON STOCKS—0.0%
Financials—0.0%
CIT Group, Inc.	1		0

TOTAL COMMON STOCKS (Identified Cost $0)			0

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $8,174,455)			8,257,513	(11)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	89,846,882	$89,847

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $89,847)		89,847

TOTAL INVESTMENTS—100.0% (Identified Cost $8,264,302)		8,347,360	(1)
Other assets and liabilities, net—0.0%		834

NET ASSETS—100.0%		$8,348,194

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $2,640,044 or 31.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	This loan will settle after December 31, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	76%
Luxembourg	3
Canada	2
Venezuela	2
Brazil	1
Ireland	1
United Kingdom	1
Other	14

Total	100%

†	% of total investments as of December 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,293,857	$—	$1,279,137	$14,720
Corporate Bonds	3,171,435	—	3,171,435	—
Foreign Government Securities	554,901	—	554,901	—
Loan Agreements	1,328,151	—	1,313,916	14,235
Mortgage-Backed Securities	1,774,910	—	1,774,910	—
Municipal Bonds	9,213	—	9,213	—
U.S. Government Securities	96,288	—	96,288	—
Equity Securities:
Common Stocks	0	—	—	0
Preferred Stock	28,758	—	28,758	—
Short-Term Investments	89,847	89,847	—	—

Total Investments	$8,347,360	$89,847	$8,228,558	$28,955

Securities held by the Fund with an end of period value of $670 were transferred from level 1 to level 2 since an exchange price was no longer available.

Investments in Securities	Total	Asset- Backed Securities	Loan Agreements	Common Stocks
Balance as of September 30, 2013:	$29,377	$15,187	$14,190	$—	(c)
Accrued discount/(premium)	(35)	(1)	(34)	—
Realized gain (loss)	(2)	(2)	—	—
Change in unrealized appreciation/(depreciation)	(191)	(270)	79	—
Purchases	—	—	—	—
Sales(b)	(194)	(194)	—	—
Transfers into Level 3 (a)	—	—	—	—
Transfers from Level 3 (a)	—	—	—	—

Balance as of December 31, 2013	$28,955	$14,720	$14,235	—	(c)

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amounts is less than $500.

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—12.5%
Amazon.com, Inc.(2)	155,632	$62,064
AutoNation, Inc.(2)	26,637	1,324
AutoZone, Inc.(2)	14,238	6,805
Bed Bath & Beyond, Inc.(2)	89,933	7,222
Best Buy Co., Inc.	113,358	4,521
BorgWarner, Inc.	95,582	5,344
Cablevision Systems Corp. Class A	89,650	1,607
CarMax, Inc.(2)	93,628	4,402
Carnival Corp.	184,173	7,398
CBS Corp. Class B	236,110	15,050
Chipotle Mexican Grill, Inc.(2)	12,838	6,840
Coach, Inc.	118,396	6,646
Comcast Corp. Class A	1,093,874	56,843
Darden Restaurants, Inc.	54,967	2,989
Delphi Automotive plc	118,147	7,104
DIRECTV Class A(2)	205,101	14,170
Discovery Communications, Inc. Class A(2)	94,510	8,546
Dollar General Corp.(2)	124,690	7,521
Dollar Tree, Inc.(2)	87,561	4,940
Expedia, Inc.	43,071	3,000
Family Dollar Stores, Inc.	39,738	2,582
Ford Motor Co.	1,651,789	25,487
Fossil Group, Inc.(2)	21,070	2,527
GameStop Corp. Class A	49,430	2,435
Gannett Co., Inc.	95,555	2,826
Gap, Inc. (The)	110,935	4,335
Garmin Ltd.(3)	51,353	2,374
General Motors Co.(2)	478,071	19,539
Genuine Parts Co.	64,784	5,389
Goodyear Tire & Rubber Co. (The)	103,396	2,466
Graham Holdings Co.(2)	1,879	1,246
H&R Block, Inc.	113,865	3,307
Harley-Davidson, Inc.	93,349	6,463
Harman International Industries, Inc.	28,460	2,329
Hasbro, Inc.	48,115	2,647
Home Depot, Inc. (The)	591,097	48,671
Horton (D.R.), Inc.(2)	120,659	2,693
Host Hotels & Resorts, Inc.	240,900	4,683
International Game Technology	104,229	1,893
Interpublic Group of Cos., Inc. (The)	177,834	3,148
Johnson Controls, Inc.	286,654	14,705

	SHARES	VALUE
Consumer Discretionary—(continued)
Kohl’s Corp.	84,302	$4,784
L Brands, Inc.	102,088	6,314
Leggett & Platt, Inc.	59,375	1,837
Lennar Corp. Class A	70,323	2,782
Lowe’s Cos., Inc.	441,294	21,866
Macy’s, Inc.	154,666	8,259
Marriott International, Inc.	94,089	4,644
Mattel, Inc.	143,926	6,848
McDonald’s Corp.	419,451	40,699
Michael Kors Holdings Ltd.(2)	74,770	6,071
Mohawk Industries, Inc.(2)	25,520	3,800
Netflix, Inc.(2)	24,787	9,126
Newell Rubbermaid, Inc.	121,339	3,933
News Corp. Class A(2)	210,215	3,788
NIKE, Inc. Class B	313,773	24,675
Nordstrom, Inc.	60,172	3,719
O’Reilly Automotive, Inc.(2)	45,567	5,865
Omnicom Group, Inc.	107,111	7,966
PetSmart, Inc.	43,537	3,167
Phillips-Van Heusen Corp.	34,298	4,665
priceline.com, Inc.(2)	21,486	24,975
PulteGroup, Inc.	146,324	2,981
Ralph Lauren Corp.	25,362	4,478
Ross Stores, Inc.	90,484	6,780
Scripps Networks Interactive, Inc. Class A	45,650	3,945
Staples, Inc.	276,562	4,395
Starbucks Corp.	314,743	24,673
Starwood Hotels & Resorts Worldwide, Inc.	80,201	6,372
Target Corp.	264,197	16,716
Tiffany & Co.	45,572	4,228
Time Warner Cable, Inc.	118,150	16,009
Time Warner, Inc.	379,754	26,476
TJX Cos., Inc.	299,524	19,089
TripAdvisor, Inc.(2)	46,337	3,838
Twenty-First Century Fox, Inc.Class A	823,699	28,978
Urban Outfitters, Inc.(2)	45,610	1,692
VF Corp.	146,868	9,156
Viacom, Inc. Class B	170,361	14,879
Walt Disney Co. (The)	685,979	52,409
Whirlpool Corp.	33,151	5,200
Wyndham Worldwide Corp.	54,943	4,049
Wynn Resorts Ltd.	33,858	6,576

1

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yum! Brands, Inc.	187,106	$14,147

		872,930

Consumer Staples—12.2%
Altria Group, Inc.	954,600	36,647
Archer-Daniels-Midland Co.	378,010	16,406
Avon Products, Inc.	287,370	4,949
Beam, Inc.	101,260	6,892
Brown-Forman Corp. Class B	100,660	7,607
Campbell Soup Co.	122,320	5,294
Clorox Co. (The)	79,590	7,383
Coca-Cola Co. (The)	2,005,080	82,830
Coca-Cola Enterprises, Inc.	156,060	6,887
Colgate-Palmolive Co.	480,120	31,309
ConAgra Foods, Inc.	258,250	8,703
Constellation Brands, Inc. Class A(2)	132,290	9,311
Costco Wholesale Corp.	240,470	28,618
CVS Caremark Corp.	646,290	46,255
Dr. Pepper Snapple Group, Inc.	124,610	6,071
Estee Lauder Cos., Inc. (The) Class A	153,830	11,586
General Mills, Inc.	357,950	17,865
Hershey Co. (The)	91,450	8,892
Hormel Foods Corp.	100,270	4,529
J.M. Smucker Co. (The)	66,420	6,882
Kellogg Co.	154,700	9,448
Kimberly-Clark Corp.	212,010	22,147
Kraft Foods Group, Inc.	314,600	16,963
Kroger Co. (The)	310,790	12,286
Lorillard, Inc.	212,150	10,752
McCormick & Co., Inc.	84,450	5,820
Mead Johnson Nutrition Co.	116,500	9,758
Molson Coors Brewing Co. Class B	105,650	5,932
Mondelez International, Inc.	871,680	30,770
Monster Beverage Corp.(2)	82,540	5,594
PepsiCo, Inc.	464,240	38,504
Philip Morris International, Inc.	845,910	73,704
Procter & Gamble Co. (The)	1,435,160	116,836
Reynolds American, Inc.	183,220	9,159
Safeway, Inc.	181,980	5,927
SYSCO Corp.	335,830	12,123
Tyson Foods, Inc. Class A	190,120	6,361
Wal-Mart Stores, Inc.	854,210	67,218
Walgreen Co.	490,150	28,154

	SHARES	VALUE
Consumer Staples—(continued)
Whole Foods Market, Inc.	217,700	$12,590

		854,962

Energy—12.4%
Anadarko Petroleum Corp.	287,954	22,840
Apache Corp.	227,861	19,582
Baker Hughes, Inc.	287,360	15,880
Cabot Oil & Gas Corp.	446,603	17,310
Cameron International Corp.(2)	187,406	11,156
Chesapeake Energy Corp.	329,510	8,943
Chevron Corp.	965,451	120,594
ConocoPhillips	444,924	31,434
CONSOL Energy, Inc.	179,672	6,835
Denbury Resources, Inc.(2)	368,981	6,062
Devon Energy Corp.	215,801	13,352
Diamond Offshore Drilling, Inc.	56,002	3,188
Ensco plc Class A	113,336	6,481
EOG Resources, Inc.	163,576	27,455
EQT Corp.	73,128	6,565
Exxon Mobil Corp.	1,448,688	146,607
FMC Technologies, Inc.(2)	208,051	10,862
Halliburton Co.	499,124	25,331
Helmerich & Payne, Inc.	51,673	4,345
Hess Corp.	173,757	14,422
Kinder Morgan, Inc.	330,005	11,880
Marathon Oil Corp.	401,927	14,188
Marathon Petroleum Corp.	147,900	13,567
Murphy Oil Corp.	116,563	7,563
Nabors Industries Ltd.	233,855	3,973
National Oilwell Varco, Inc.	265,791	21,138
Newfield Exploration Co.(2)	67,038	1,651
Noble Corp plc	123,985	4,646
Noble Energy, Inc.	239,764	16,330
Occidental Petroleum Corp.	345,591	32,866
Peabody Energy Corp.	194,218	3,793
Phillips 66	294,590	22,722
Pioneer Natural Resources Co.	158,822	29,234
QEP Resources, Inc.	87,242	2,674
Range Resources Corp.	125,800	10,606
Rowan Cos. plc Class A(2)	164,098	5,802
Schlumberger Ltd.	675,926	60,908
Southwestern Energy Co.(2)	219,883	8,648
Spectra Energy Corp.	440,056	15,675
Tesoro Corp.	205,289	12,009

2

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Transocean Ltd.	165,700	$8,189
Valero Energy Corp.	371,109	18,704
Williams Cos., Inc. (The)	471,906	18,201
WPX Energy, Inc.(2)	99,927	2,037

		866,248

Financials—12.3%
ACE Ltd.	109,620	11,349
Aflac, Inc.	150,081	10,025
Allstate Corp. (The)	148,882	8,120
American Express Co.	298,410	27,075
American International Group, Inc.	475,208	24,259
American Tower Corp.	127,493	10,177
Ameriprise Financial, Inc.	62,657	7,209
AON plc	97,072	8,143
Apartment Investment & Management Co. Class A	48,206	1,249
Assurant, Inc.	23,415	1,554
AvalonBay Communities, Inc.	39,067	4,619
Bank of America Corp.	3,447,219	53,673
Bank of New York Mellon Corp. (The)	369,794	12,921
BB&T Corp.	226,772	8,463
Berkshire Hathaway, Inc. Class B(2)	581,761	68,974
BlackRock, Inc.	40,934	12,954
Boston Properties, Inc.	49,165	4,935
Capital One Financial Corp.	186,334	14,275
CBRE Group, Inc.(2)	89,599	2,357
Charles Schwab Corp. (The)	373,343	9,707
Chubb Corp. (The)	82,089	7,932
Cincinnati Financial Corp.	46,711	2,446
Citigroup, Inc.	978,878	51,009
CME Group, Inc.	101,231	7,943
Comerica, Inc.	58,592	2,786
Discover Financial Services	155,206	8,684
E*Trade Financial Corp.(2)	94,475	1,856
Equity Residential	107,440	5,573
Fifth Third Bancorp	286,316	6,021
Franklin Resources, Inc.	130,070	7,509
General Growth Properties, Inc.	179,310	3,599
Genworth Financial, Inc. Class A(2)	159,844	2,482
Goldman Sachs Group, Inc. (The)	136,230	24,148
Hartford Financial Services Group, Inc. (The)	144,495	5,235
HCP, Inc.	146,329	5,315
Health Care REIT, Inc.	92,380	4,949

	SHARES	VALUE
Financials—(continued)
Hudson City Bancorp, Inc.	155,381	$1,465
Huntington Bancshares, Inc.	267,821	2,585
IntercontinentalExchange Group, Inc.(2)	36,714	8,258
Invesco Ltd.	142,941	5,203
JPMorgan Chase & Co.	1,212,790	70,924
KeyCorp	291,713	3,915
Kimco Realty Corp.	133,332	2,633
Legg Mason, Inc.	34,915	1,518
Leucadia National Corp.	99,802	2,828
Lincoln National Corp.	85,494	4,413
Loews Corp.	97,539	4,705
M&T Bank Corp.	41,796	4,866
Macerich Co. (The)	44,689	2,632
Marsh & McLennan Cos., Inc.	176,217	8,522
McGraw-Hill Cos., Inc. (The)	87,319	6,828
MetLife, Inc.	360,832	19,456
Moody’s Corp.	60,956	4,783
Morgan Stanley	449,172	14,086
NASDAQ OMX Group, Inc. (The)	36,627	1,458
Northern Trust Corp.	71,895	4,450
People’s United Financial, Inc.	102,626	1,552
Plum Creek Timber Co., Inc.	56,230	2,615
PNC Financial Services Group, Inc.	171,725	13,322
Principal Financial Group, Inc.	88,282	4,353
Progressive Corp. (The)	178,789	4,876
Prologis, Inc.	160,654	5,936
Prudential Financial, Inc.	149,580	13,794
Public Storage	46,033	6,929
Regions Financial Corp.	449,593	4,447
Simon Property Group, Inc.	99,922	15,204
SLM Corp.	140,729	3,698
State Street Corp.	141,887	10,413
SunTrust Banks, Inc.	173,246	6,377
T. Rowe Price Group, Inc.	83,442	6,990
Torchmark Corp.	29,561	2,310
Travelers Cos., Inc. (The)	117,410	10,630
U.S. Bancorp	592,189	23,924
Unum Group	84,220	2,954
Ventas, Inc.	94,268	5,400
Vornado Realty Trust	55,551	4,932
Wells Fargo & Co.	1,549,228	70,335
Weyerhaeuser Co.	188,283	5,944
XL Group plc	93,063	2,963

3

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Zions Bancorp	60,054	$1,799

		856,750

Health Care—12.4%
Abbott Laboratories	527,864	20,233
AbbVie, Inc.	637,378	33,660
Actavis Plc	73,148	12,289
Aetna, Inc.	153,146	10,504
Agilent Technologies, Inc.	132,354	7,569
Alexion Pharmaceuticals, Inc.(2)	78,184	10,403
Allergan, Inc.	122,074	13,560
AmerisourceBergen Corp.	95,887	6,742
Amgen, Inc.	301,862	34,461
Bard (C.R.), Inc.	33,417	4,476
Baxter International, Inc.	220,733	15,352
Becton, Dickinson & Co.	79,714	8,808
Biogen Idec, Inc.(2)	97,138	27,174
Boston Scientific Corp.(2)	543,189	6,529
Bristol-Myers Squibb Co.	663,037	35,240
Cardinal Health, Inc.	137,388	9,179
CareFusion Corp.(2)	84,931	3,382
Celgene Corp.(2)	164,798	27,844
Cerner Corp.(2)	117,143	6,530
CIGNA Corp.	114,313	10,000
Covidien plc	184,318	12,552
DaVita, Inc.(2)	70,469	4,466
DENTSPLY International, Inc.	56,817	2,754
Edwards Lifesciences Corp.(2)	44,109	2,901
Eli Lilly & Co.	397,266	20,261
Express Scripts Holding Co.(2)	339,896	23,874
Forest Laboratories, Inc.(2)	95,579	5,738
Gilead Sciences, Inc.(2)	613,332	46,092
Hospira, Inc.(2)	66,148	2,731
Humana, Inc.	67,120	6,928
Intuitive Surgical, Inc.(2)	15,199	5,838
Johnson & Johnson	1,130,421	103,535
Laboratory Corp. of America Holdings(2)	34,889	3,188
Life Technologies Corp.(2)	68,946	5,226
McKesson Corp.	94,160	15,197
Medtronic, Inc.	401,564	23,046
Merck & Co., Inc.	1,172,610	58,689
Mylan, Inc.(2)	151,926	6,594
Patterson Cos., Inc.	33,210	1,368
PerkinElmer, Inc.	44,314	1,827

	SHARES	VALUE
Health Care—(continued)
Perrigo Co. plc	106,737	$16,380
Pfizer, Inc.	2,596,684	79,536
Quest Diagnostics, Inc.	60,221	3,224
Regeneron Pharmaceuticals, Inc.(2)	31,146	8,571
St. Jude Medical, Inc.	119,815	7,422
Stryker Corp.	119,974	9,015
Tenet Healthcare Corp.(2)	41,260	1,738
Thermo Fisher Scientific, Inc.	144,459	16,085
UnitedHealth Group, Inc.	406,686	30,623
Varian Medical Systems, Inc.(2)	42,455	3,298
Vertex Pharmaceuticals, Inc.(2)	92,454	6,869
Waters Corp.(2)	33,586	3,359
WellPoint, Inc.	122,798	11,345
Zimmer Holdings, Inc.	68,803	6,412
Zoetis, Inc.	200,353	6,550

		867,167

Industrials—12.6%
3M Co.	304,833	42,753
ADT Corp. (The)	92,918	3,760
Allegion Pub Ltd CO(2)	41,341	1,827
Ametek, Inc.	112,890	5,946
Avery Dennison Corp.	149,090	7,483
Boeing Co. (The)	335,592	45,805
Caterpillar, Inc.	315,943	28,691
Cintas Corp.	56,285	3,354
CSX Corp.	567,938	16,340
Cummins, Inc.	149,075	21,015
Danaher Corp.	312,867	24,153
Deere & Co.	199,113	18,185
Delta Air Lines, Inc.	398,348	10,943
Dover Corp.	96,230	9,290
Dun & Bradstreet Corp.	17,981	2,207
Eaton Corp. plc	270,053	20,556
Emerson Electric Co.	346,455	24,314
Equifax, Inc.	75,901	5,244
Expeditors International of Washington, Inc.	96,233	4,258
Fastenal Co.	126,775	6,023
FedEx Corp.	148,466	21,345
Flowserve Corp.	65,099	5,132
Fluor Corp.	110,461	8,869
General Dynamics Corp.	168,463	16,097
General Electric Co.	3,484,736	97,677
Grainger (W.W.), Inc.	37,531	9,586

4

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Honeywell International, Inc.	385,678	$35,239
Illinois Tool Works, Inc.	201,714	16,960
Ingersoll-Rand plc	124,334	7,659
Iron Mountain, Inc.	79,461	2,412
Jacobs Engineering Group, Inc.(2)	61,492	3,873
Joy Global, Inc.	49,163	2,876
Kansas City Southern	50,674	6,275
L-3 Communications Holdings, Inc.	41,730	4,459
Lockheed Martin Corp.	133,092	19,785
Masco Corp.	184,131	4,193
Nielsen Holdings NV	118,203	5,424
Norfolk Southern Corp.	168,562	15,648
Northrop Grumman Corp.	111,205	12,745
PACCAR, Inc.	191,861	11,352
Pall Corp.	75,168	6,416
Parker Hannifin Corp.	87,111	11,206
PentAir, Inc.	92,728	7,202
Pitney Bowes, Inc.	108,316	2,524
Precision Castparts Corp.	67,679	18,226
Quanta Services, Inc.(2)	100,162	3,161
Raytheon Co.	162,475	14,737
Republic Services, Inc.	125,334	4,161
Robert Half International, Inc.	90,464	3,799
Robinson (C.H.) Worldwide, Inc.	70,236	4,098
Rockwell Automation, Inc.	83,323	9,845
Rockwell Collins, Inc.	80,671	5,963
Roper Industries, Inc.	45,865	6,361
Ryder System, Inc.	44,448	3,279
Snap-On, Inc.	26,974	2,954
Southwest Airlines Co.	358,305	6,750
Stanley Black & Decker, Inc.	71,888	5,801
Stericycle, Inc.(2)	39,947	4,641
Textron, Inc.	162,057	5,957
Tyco International Ltd.	215,568	8,847
Union Pacific Corp.	232,988	39,142
United Parcel Service, Inc. Class B	338,247	35,543
United Technologies Corp.	408,518	46,489
Waste Management, Inc.	221,323	9,931
Xylem, Inc.	85,146	2,946

		879,732

Information Technology—11.2%
Accenture plc Class A	160,508	13,197
Adobe Systems, Inc.(2)	120,332	7,205

	SHARES	VALUE
Information Technology—(continued)
Akamai Technologies, Inc.(2)	51,043	$2,408
Alliance Data Systems Corp.(2)	12,000	3,155
Altera Corp.	88,326	2,873
Amphenol Corp. Class A	42,674	3,806
Analog Devices, Inc.	84,226	4,290
Apple, Inc.	227,229	127,500
Applied Materials, Inc.	315,700	5,585
Autodesk, Inc.(2)	60,930	3,067
Automatic Data Processing, Inc.	124,159	10,033
Broadcom Corp. Class A	141,425	4,193
CA, Inc.	86,103	2,897
Cisco Systems, Inc.	1,349,790	30,303
Citrix Systems, Inc.(2)	49,956	3,160
Cognizant Technology Solutions Corp. Class A(2)	79,885	8,067
Computer Sciences Corp.	39,374	2,200
Corning, Inc.	372,564	6,639
eBay, Inc.(2)	299,219	16,424
Electronic Arts, Inc.(2)	83,827	1,923
EMC Corp.	526,446	13,240
F5 Networks, Inc.(2)	19,793	1,798
Facebook, Inc. Class A(2)	413,570	22,606
Fidelity National Information Services, Inc.	80,202	4,305
First Solar, Inc.(2)	17,818	974
Fiserv, Inc.(2)	68,846	4,065
FLIR Systems, Inc.	40,422	1,217
Google, Inc. Class A(2)	70,748	79,288
Harris Corp.	29,394	2,052
Hewlett-Packard Co.	408,598	11,433
Intel Corp.	1,070,178	27,782
International Business Machines Corp.	257,691	48,335
Intuit, Inc.	75,293	5,746
Jabil Circuit, Inc.	54,811	956
Juniper Networks, Inc.(2)	132,632	2,993
KLA-Tencor Corp.	45,711	2,947
Lam Research Corp.(2)	40,855	2,225
Linear Technology Corp.	63,021	2,871
LSI Corp.	155,609	1,715
MasterCard, Inc. Class A	26,644	22,260
Microchip Technology, Inc.	54,588	2,443
Micron Technology, Inc.(2)	284,306	6,186
Microsoft Corp.	1,917,857	71,785
Motorola Solutions, Inc.	59,323	4,004
NetApp, Inc.	91,342	3,758
NVIDIA Corp.	157,197	2,518

5

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Oracle Corp.	890,878	$34,085
Paychex, Inc.	85,888	3,910
QUALCOMM, Inc.	429,095	31,860
Red Hat, Inc.(2)	52,090	2,919
Salesforce.com, Inc.(2)	150,731	8,319
SanDisk Corp.	62,002	4,374
Seagate Technology plc	82,497	4,633
Symantec Corp.	184,156	4,342
TE Connectivity Ltd.	103,368	5,697
Teradata Corp.(2)	44,842	2,040
Texas Instruments, Inc.	280,569	12,320
Total System Services, Inc.	48,423	1,611
VeriSign, Inc.(2)	35,760	2,138
Visa, Inc. Class A	128,380	28,588
Western Digital Corp.	55,909	4,691
Western Union Co. (The)	145,508	2,510
Xerox Corp.	316,170	3,848
Xilinx, Inc.	72,968	3,351
Yahoo!, Inc.(2)	243,470	9,846

		779,509

Materials—12.5%
Air Products & Chemicals, Inc.	323,215	36,129
Airgas, Inc.	101,405	11,342
Alcoa, Inc.	1,643,832	17,474
Allegheny Technologies, Inc.	166,660	5,938
Ball Corp.	223,454	11,544
Bemis Co., Inc.	160,032	6,555
CF Industries Holdings, Inc.	87,426	20,374
Cliffs Natural Resources, Inc.(3)	237,471	6,224
Dow Chemical Co. (The)	1,850,644	82,169
Du Pont (E.I.) de Nemours & Co.	1,413,083	91,808
Eastman Chemical Co.	235,666	19,018
Ecolab, Inc.	392,161	40,891
FMC Corp.	204,604	15,439
Freeport-McMoRan Copper & Gold, Inc.	1,582,546	59,725
International Flavors & Fragrances, Inc.	125,329	10,776
International Paper Co.	678,691	33,276
LyondellBasell Industries N.V. Class A	666,562	53,512
MeadWestvaco Corp.	274,037	10,120
Monsanto Co.	802,331	93,512
Mosaic Co. (The)	520,733	24,615
Newmont Mining Corp.	762,331	17,556
Nucor Corp.	486,823	25,987

	SHARES	VALUE
Materials—(continued)
Owens-Illinois, Inc.(2)	254,518	$9,107
PPG Industries, Inc.	217,233	41,200
Praxair, Inc.	449,213	58,411
Sealed Air Corp.	303,006	10,317
Sherwin-Williams Co. (The)	131,685	24,164
Sigma-Aldrich Corp.	184,441	17,339
United States Steel Corp.	225,861	6,663
Vulcan Materials Co.	199,391	11,848

		873,033

Telecommunication Services—1.4%
AT&T, Inc.	1,329,967	46,762
CenturyLink, Inc.	156,127	4,973
Crown Castle International Corp.(2)	83,818	6,155
Frontier Communications Corp.(3)	311,011	1,446
Verizon Communications, Inc.	726,348	35,693
Windstream Corp.(3)	168,488	1,344

		96,373

TOTAL COMMON STOCKS (Identified Cost $5,577,287)		6,946,704

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $5,577,287)		6,946,704

SECURITIES LENDING COLLATERAL—0.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	8,261,162	8,261

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $8,261)		8,261

TOTAL INVESTMENTS—99.6% (Identified Cost $5,585,548)		6,954,965	(1)
Other assets and liabilities, net—0.4%		30,362

NET ASSETS—100.0%		$6,985,327

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$6,946,704	$6,946,704
Securities Lending Collateral	8,261	8,261

Total Investments	$6,954,965	$6,954,965

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%
REAL ESTATE INVESTMENT TRUSTS—99.1%
DIVERSIFIED—1.1%
Digital Realty Trust, Inc.	217,303	$10,674
Vornado Realty Trust	48,497	4,306

		14,980

HEALTH CARE—8.0%
HCP, Inc.	1,217,471	44,219
Health Care REIT, Inc.	409,474	21,935
Ventas, Inc.	687,261	39,366

		105,520

INDUSTRIAL/OFFICE—24.5%
Industrial—10.2%
DCT Industrial Trust, Inc.	6,735,297	48,023
Eastgroup Properties, Inc.	113,935	6,600
Prologis, Inc.	2,171,425	80,234

		134,857

Mixed—3.8%
Duke Realty Corp.	706,800	10,630
Liberty Property Trust	1,146,644	38,837

		49,467

Office—10.5%
Boston Properties, Inc.	515,483	51,739
Douglas Emmett, Inc.	400,000	9,316
Kilroy Realty Corp.	1,089,656	54,679
SL Green Realty Corp.	254,077	23,472

		139,206

		323,530

LODGING/RESORTS—7.8%
Host Hotels & Resorts, Inc.	2,528,472	49,154
LaSalle Hotel Properties	895,374	27,631
Pebblebrook Hotel Trust	851,892	26,204

		102,989

RESIDENTIAL—18.6%
Apartments—17.0%
American Campus Communities, Inc.	792,617	25,530
AvalonBay Communities, Inc.	427,156	50,503
Camden Property Trust	561,400	31,933
Equity Residential	1,241,591	64,401

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(continued)
Essex Property Trust, Inc.	362,340	$51,999

		224,366

Manufactured Homes—1.6%
Equity Lifestyle Properties, Inc.	589,228	21,348

		245,714

RETAIL—29.2%
Regional Malls—20.2%
General Growth Properties, Inc.	3,126,775	62,755
Macerich Co. (The)	1,035,275	60,967
Simon Property Group, Inc.	947,991	144,246

		267,968

Shopping Centers—9.0%
Brixmor Property Group, Inc.	530,005	10,775
DDR Corp.	2,291,616	35,222
Kimco Realty Corp.	1,435,875	28,359
Tanger Factory Outlet Centers	1,385,800	44,373

		118,729

		386,697

SELF STORAGE—9.9%
Extra Space Storage, Inc.	1,042,845	43,935
Public Storage	575,948	86,692

		130,627

TOTAL COMMON STOCKS (Identified Cost $918,992)		1,310,057

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $918,992)		1,310,057

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Funds—0.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	4,552,000	4,552

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,552)		4,552

TOTAL INVESTMENTS—99.4% (Identified Cost $923,544)		1,314,609	(1)
Other assets and liabilities, net—0.6%		8,067

NET ASSETS—100.0%		$1,322,676

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,310,057	$1,310,057
Short-Term Investments	4,552	4,552

Total Investments	$1,314,609	$1,314,609

There were no transfers between level 1 and level 2 for the period.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—0.0%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	$525	$447

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $507)		447

MORTGAGE-BACKED SECURITIES—0.6%
Non-Agency—0.6%
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(3)	1,781	1,782
Hilton USA Trust 13-HLT, EFX, 144A 5.222%, 11/5/30(2)(3)	2,500	2,513
Residential Asset Securitization Trust 13-LT2, A, 144A 2.833%, 5/22/28(3)	1,032	1,034
Topre Corp. 13-LTR1,A 3.470%, 11/20/28	1,338	1,336

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,753)		6,665

ASSET-BACKED SECURITIES—0.4%
AABS Ltd. 13-1, A 4.875%, 1/10/38(2)	778	782
Drug Royalty LP II 12-1, A2, 144A 4.474%, 1/15/25(3)	787	800
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(2)	885	870
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(2)(3)	1,214	982
Terwin Mortgage Trust 04-15AL, A1 144A 5.796%, 7/25/34(2)(3)	526	502

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,996)		3,936

CORPORATE BONDS—8.2%
Consumer Discretionary—1.6%
American Axle & Manufacturing, Inc. 5.125%, 2/15/19	835	862
Boyd Gaming Corp. 9.125%, 12/1/18	1,150	1,256
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 9/30/22	2,000	1,877
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	1,000	1,030
Dish DBS Corp. 4.250%, 4/1/18	1,000	1,023
GLP Capital LP (GLP Financing II, Inc.) 144A 4.375%, 11/1/18(3)	85	87

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	$830	$820
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(3)	495	501
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	950	1,040
MGM Resorts International 7.625%, 1/15/17	500	571
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	525	567
ONO Finance II plc 144A 10.875%, 7/15/19(3)	315	347
ServiceMaster Co. 7.000%, 8/15/20	745	742
Sinclair Television Group, Inc. 5.375%, 4/1/21	1,870	1,851
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	1,800	1,705
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	750	731
Univision Communications, Inc. 144A 6.875%, 5/15/19(3)	1,135	1,219
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	500	503

		16,732

Consumer Staples—0.4%
Alphabet Holding Co., Inc. PIK Interest
Capitalization, 144A 7.750%, 11/1/17(3)(6)	90	93
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	1,400	1,519
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	2,170	2,105

		3,717

Energy—0.8%
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	450	489
Chesapeake Energy Corp. 5.375%, 6/15/21	1,535	1,596
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	546	564
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,250	1,350
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(3)	750	802
Linn Energy LLC 144A 7.000%, 11/1/19(3)	500	507
Memorial Production Partners LP 7.625%, 5/1/21	1,350	1,394
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	815	681
Venoco, Inc. 8.875%, 2/15/19	875	866

		8,249

Financials—1.7%
Aircastle Ltd.
4.625%, 12/15/18	1,305	1,318

1

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
6.250%, 12/1/19	$1,190		$1,281
Ally Financial, Inc. 4.750%, 9/10/18	1,400		1,470
Avis Budget Car Rental LLC 4.875%, 11/15/17	455		480
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	1,300	BRL	510
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	1,215		1,207
International Lease Finance Corp. 3.875%, 4/15/18	2,290		2,296
iStar Financial, Inc. 4.875%, 7/1/18	1,415		1,417
Level 3 Financing, Inc.
144A 3.846%, 1/15/18(2)(3)	960		968
7.000%, 6/1/20	1,105		1,177
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(3)(6)	1,555		1,625
Nationstar Mortgage LLC
6.500%, 8/1/18	835		854
6.500%, 7/1/21	1,295		1,240
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(6)	335		357
SLM Corp.
4.625%, 9/25/17	315		327
4.875%, 6/17/19	465		463
5.500%, 1/25/23	1,020		962
Spansion LLC 7.875%, 11/15/17	275		287

			18,239

Health Care—0.4%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	1,055		1,092
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(3)(6)	570		595
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	180		185
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)	435		455
4.500%, 4/1/21	1,000		951
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(3)	965		1,065

			4,343

	PAR VALUE	VALUE
Industrials—0.7%
Air Canada 144A 6.750%, 10/1/19(3)	$965	$1,019
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	585	592
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	55	64
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	1,075	1,165
Rexel SA 144A 5.250%, 6/15/20(3)	1,230	1,242
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	670	737
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(3)	715	765
U.S. Airways Pass-Through-Trust 98-1 6.850%, 1/30/18	633	662
United Rentals, Inc. 7.375%, 5/15/20	1,000	1,114

		7,360

Information Technology—0.8%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	560	583
Commscope, Inc. 0.000%, 1/14/18	801	806
Equinix, Inc. 4.875%, 4/1/20	580	580
First Data Corp.
11.250%, 3/31/16	657	660
144A 8.250%, 1/15/21(3)	1,015	1,085
144A 11.750%, 8/15/21(3)	3,190	3,381
144A 11.750%, 8/15/21(3)	400	424
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)(6)	575	595

		8,114

Materials—1.7%
Ardagh Packaging Finance plc 144A 7.375%, 10/15/17(3)	1,200	1,294
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	3,200	3,248
Calumet Specialty Products Partners LP 9.375%, 5/1/19	433	483
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	1,499	1,709
144A 5.875%, 3/25/19(3)	815	819
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	750	845
Hexion U.S. Finance Corp.

2

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
8.875%, 2/1/18	$1,375	$1,435
6.625%, 4/15/20	1,370	1,411
Huntsman International LLC 4.875%, 11/15/20	890	881
Reynolds Group Issuer, Inc.
9.000%, 4/15/19	1,500	1,616
5.750%, 10/15/20	940	964
Tronox Finance LLC 6.375%, 8/15/20	1,000	1,025
United States Steel Corp. 6.875%, 4/1/21	1,235	1,312
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	685	764

		17,806

Telecommunication Services—0.1%
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(3)	1,230	1,324

TOTAL CORPORATE BOND (Identified Cost $84,272)		85,884

LOAN AGREEMENTS(2)—94.4%
Consumer Discretionary—26.6%
99 Cents Only Stores 4.500%, 1/11/19	976	985
Academy Ltd. 4.500%, 8/3/18	1,568	1,581
Acosta, Inc. Tranche B, 4.250%, 3/3/18	3,947	3,980
Acquisitions Cogeco Cable II LP (Atlantic Broadband (Penn) Holdings, Inc.) Tranche B, 3.250%, 11/30/19	899	898
Advantage Sales & Marketing, Inc.
First Lien, 4.250%, 12/18/17	4,135	4,160
Second Lien, 8.250%, 6/17/18	570	579
Affinia Group, Inc. Tranche B-2, 4.750%, 4/25/20	669	679
Affinity Gaming LLC (Herbst Gaming LLC). 4.250%, 11/9/17	1,016	1,022
Allison Transmission Tranche B-3, 3.750%, 8/23/19	1,741	1,753
Armstrong World Industries, Inc. Tranche B, 3.500%, 3/15/20	3,970	3,975
August Holding Co.
(U.S.)Tranche B-1, First Lien 5.000%, 4/27/18	915	924
(Luxenborg / U.K.) Tranche B-1, First Lien, 5.000%, 4/27/18	1,065	1,076
Bally Technologies, Inc. 4.250%, 11/25/20	5,985	6,035
BJ’s Wholesale Club, Inc.
4.500%, 9/26/19	4,122	4,152
8.500%, 3/26/20	962	983
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	5,034	5,057

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Brickman Group Holdings, Inc. Second Lien, 0.000%, 12/17/21(5)	$729		$747
Bright Horizons Family Solutions LLC (Bright Horizons Family Solutions, Inc.) Tranche B, 4.000%, 1/30/20	1,485		1,497
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	1,536		1,551
Tranche B-5, 4.488%, 1/28/18	1,000		949
Tranche B-6, 5.488%, 1/28/18	5,822		5,576
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	2,000		1,994
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	3,654		3,785
Cequel Communications LLC 3.500%, 2/14/19	1,769		1,774
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	4,401		4,380
Tranche F, 3.000%, 12/31/20	6,290		6,254
Chrysler Group LLC Tranche B, 3.500%, 5/24/17	3,686		3,717
Citycenter Holdings LLC Tranche B, 5.000%, 10/16/20	2,815		2,862
Clear Channel Communications, Inc.
Tranche B, 3.814%, 1/29/16	2,000		1,941
Tranche D, 6.920%, 1/30/19	13,033		12,471
CSC Holdings, Inc. (CSC Holdings, Inc. (Cablevision)) Tranche B, 2.669%, 4/17/20	4,157		4,123
Cumulus Media Holdings, Inc. 4.250%, 12/18/20	3,783		3,811
EB Sports Corp. 11.500%, 12/31/15	1,000		997
Entercom Radio LLC Tranche B-2, 4.310%, 11/23/18	2		2
Federal - Mogul Corp.
Tranche B, 2.110%, 12/29/14	5,119		5,067
Tranche C, 2.110%, 12/28/15	3,014		2,983
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	500		477
Gateway Casinos & Entertainment Ltd. Tranche B, 5.570%, 11/21/19	1,387	CAD	1,309
General Nutrition Centers, Inc. Tranche B, 3.250%, 3/4/19	4,041		4,033
Golden Nugget, Inc.
0.500%, 11/21/19	450		458
5.500%, 11/21/19	1,050		1,068
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	1,972		1,986

3

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Great Wolf Resorts 4.500%, 8/6/20	$2,985	$3,006
Harbor Freight Tools 4.750%, 7/26/19	1,485	1,505
Hilton Worldwide Finance LLC 3.750%, 10/26/20	9,089	9,182
Hubbard Radio LLC Tranche 1, 4.500%, 4/29/19	1,995	2,009
Hudson’s Bay Company 4.750%, 11/4/20	3,000	3,053
KAR Auction Services, Inc. 3.750%, 5/19/17	2,607	2,624
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.000%, 4/24/18	2,651	2,675
Las Vegas Sands LLC
Tranche DD-I, 1.670%, 5/23/14	64	64
Non-Extended Tranche B, 1.670%, 5/23/14	311	311
Extended Tranche B, 1.670%, 11/23/16	1,041	1,041
Extended Tranche DD-I, 1.670%, 11/23/16	210	210
Tranche B, 1.670%, 12/19/20	428	429
Laureate Education, Inc. 5.500%, 6/15/18(5)	3,425	3,449
Leslie’s Poolmart 4.250%, 10/16/19	5,294	5,324
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien, 6.000%, 6/9/17	975	979
Live Nation Entertainment 3.500%, 8/17/20	3,385	3,403
Marina District Finance Co., Inc. 6.750%, 8/15/18	2,310	2,323
MCC LLC (Mediacom Broadband Group)
Tranche G, 4.000%, 1/20/20	988	990
Tranche H, 3.250%, 1/29/21	1,990	1,980
Media General, Inc. 4.250%, 7/31/20	5,000	5,059
Merrill Communications LLC 7.250%, 3/8/18	1,675	1,712
Metaldyne LLC 5.000%, 12/18/18	1,489	1,508
MGM Resorts International (MGM Grand Detroit LLC) Tranche B, 3.500%, 12/20/19	6,829	6,852
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	3,980	4,001
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	1,600	1,628
Neiman Marcus Group Ltd. 5.000%, 10/25/20	4,000	4,056
Nielsen Finance LLC Tranche E, 2.918%, 5/1/16	1,644	1,651
Nine Entertainment Group Ltd. (PBL Media Group Limited) Tranche B, 4.250%, 2/5/20	3,474	3,465
Oceania Cruises, Inc. 6.750%, 7/2/20	2,993	3,030
Party City Holdings, Inc. 4.458%, 7/27/19	2,972	2,990
Peninsula Gaming LLC 4.250%, 11/20/17	951	959
Penn National Gaming, Inc. 3.250%, 10/30/20	3,000	3,009
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	2,307	2,365
Pinnacle Entertainment, Inc. Tranch B-2, 3.750%, 8/13/20	5,633	5,666

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
PVH Corp. (Phillips-Van Heusen Corp.) Tranche B, 3.250%, 2/13/20	$3,284	$3,308
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	592	607
Remy International, Inc. Tranche B, 4.250%, 3/5/20	1,980	1,996
Salem Communications Corp. 4.500%, 3/13/20	971	977
Scientific Games International, Inc. 4.250%, 10/18/20	3,725	3,738
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/14/20	961	963
Seminole Tribe of Florida 3.000%, 4/29/20	3,642	3,644
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	2,606	2,586
Tranche B, 4.420%, 1/31/17	1,913	1,904
Seven Sea Cruises S. DE R.L. Tranche B-1, 4.750%, 12/21/18	2,718	2,756
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	1,742	1,753
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,067	1,066
SRAM LLC First Lien, 4.417%, 4/10/20	2,788	2,792
Station Casinos LLC Tranche B, 5.000%, 3/2/20	2,414	2,444
TI Group Auto Systems LLC 5.500%, 3/28/19	1,572	1,594
Tower Automotive Holdings 4.750%, 4/23/20	1,370	1,381
Transtar Holding Co.
First Lien, 5.500%, 10/9/18	988	973
Second Lien, 9.750%, 10/9/19	460	442
Tribune Co. Tranche B, 0.000%, 11/20/20(5)	7,425	7,396
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	3,524	3,630
UCI International, Inc. (United Components) 5.500%, 7/26/17	1,237	1,242
Univision Communications, Inc.
4.000%, 3/1/20	7,192	7,235
First Lien, 4.500%, 3/1/20	5,089	5,127
Veyance Technologies, Inc. 5.250%, 9/8/17	1,985	1,995
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/8/20	3,847	3,860
WideOpenWest Finance LLC Tranche B, 4.750%, 4/1/19	2,093	2,107

4

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Zuffa LLC 4.500%, 2/25/20	$3,675	$3,708

		277,383

Consumer Staples—6.7%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	1,079	1,068
Second Lien, 9.500%, 10/10/17	1,035	1,004
Aramark Corp. Tranche D, 4.000%, 9/9/19	4,457	4,491
CIH International S.A R.L. 2.750%, 6/5/20	5,955	5,969
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19	3,014	2,999
Second Lien, 8.750%, 12/21/20	520	518
Darling International, Inc. Tranche B, 0.000%, 1/1/21(5)	779	787
Del Monte Corp. 4.000%, 1/26/21	960	967
Del Monte Foods Co. 4.000%, 3/8/18	3,446	3,463
Dole Food Co., Inc. 4.500%, 11/1/18	2,000	2,011
Heinz (H.J.) Co.
Tranche B-1, 3.250%, 6/7/19	1,721	1,734
Tranche B-2, 3.500%, 6/5/20	13,167	13,288
Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	4,047	4,199
Pinnacle Foods Finance LLC
Tranche H, 3.250%, 4/29/20	3,990	3,991
Tranche G, 3.250%, 4/29/20	6,650	6,653
Revlon Consumer Prods Corp. 4.000%, 8/19/19	1,000	1,005
Revlon Consumer Products Corp. 4.000%, 11/20/17	1,605	1,617
Reynolds Group Holdings, Inc. 4.000%, 12/1/18	2,032	2,054
Rite Aid Corp.
Tranche 6, 4.000%, 2/21/20	5,955	5,990
Tranche 1, Second Lien, 5.750%, 8/21/20	101	104
Tranche 2, 4.875%, 6/21/21	1,417	1,441
Smart & Final, Inc. First Lien, 4.500%, 11/15/19	1,981	1,981
Spectrum Brands, Inc. 3.500%, 9/4/19	1,995	2,002
Supervalu, Inc. 5.000%, 3/21/19	973	984

		70,320

Energy—2.3%
Azure Midstream 6.500%, 11/15/18	2,404	2,422
Buffalo Gulf Coast Terminals LLC 5.250%, 10/31/17	652	659
Chesapeake Energy Corp. 5.750%, 12/2/17	2,910	2,975

	PAR VALUE	VALUE
Energy—(continued)
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	$198	$201
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	567	568
Tranche B-2, 4.500%, 4/30/19	732	735
Fieldwood Energy LLC
3.875%, 9/28/18	439	443
Second Lien, 8.375%, 9/30/20	1,508	1,543
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	1,921	1,934
MEG Energy Corp. 3.750%, 3/31/20	3,467	3,493
NGPL Pipeco LLC 6.750%, 9/15/17	1,091	1,019
Quicksilver Reseources. Inc. Second Lien, 7.000%, 6/21/19	2,250	2,236
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	1,290	1,306
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	1,519	1,536
Templar Energy LLC Second Lien, 8.000%, 11/25/20	3,000	3,017

		24,087

Financials—6.9%
AlixPartners LLP 5.000%, 7/10/20	2,963	2,988
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	1,983	2,002
Asurion LLC
Tranche B-1, 4.500%, 5/24/19	3,271	3,276
Tranche B-2, 3.500%, 7/8/20	1,493	1,468
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,557	1,568
Second Lien, 6.000%, 4/30/20	1,185	1,226
Clipper Acquisitions Corp. 4.000%, 2/6/20	1,004	1,014
GEO Group, Inc. (The) 3.250%, 4/3/20	3,980	3,970
Guggenheim Partners LLC 4.250%, 7/22/20	2,993	3,025
Home Loan Servicing Solutions Ltd. 4.500%, 6/26/20	3,980	4,015
iPayment, Inc . 6.750%, 5/8/17	927	904
iStar Financial, Inc.
Tranche A-2, 7.000%, 3/19/17	459	476
4.500%, 10/15/17	3,796	3,826
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	300	310

5

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Mondrian Tranche B-1, 0.000%, 3/9/20(5)	$1,406	$1,413
National Financial Partners 5.250%, 7/1/20	2,985	3,021
Nuveen Investments, Inc.
Tranche B, First Lien 4.167%, 5/13/17	3,925	3,915
Tranche B, Second Lien 6.500%, 2/28/19	4,292	4,258
Ocean Rig 0.000%, 3/31/21(5)	2,993	3,065
Re/Max International, Inc. 4.000%, 7/31/20	1,244	1,244
Realogy Corp.
Extended LOC, 4.400%, 10/10/16	443	448
Tranche B, 4.500%, 3/5/20	7,508	7,601
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	1,315	1,320
Sam Finance LUX Sarl 4.250%, 12/17/20	2,881	2,892
Springleaf Financial Funding Co. 2019 Term Loan, 4.750%, 9/30/19	1,617	1,638
Starwood Property Trust, Inc. 3.500%, 4/17/20	6,378	6,386
Trans Union LLC 4.250%, 2/8/19	1,930	1,944
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	2,467	2,477

		71,690

Health Care—11.2%
Akorn, Inc. 0.000%, 11/13/20(5)	4,000	4,028
Alere, Inc. (IM US Holdings LLC)
Tranche B, 4.875%, 6/30/17	1,638	1,652
Tranche B-1, 4.875%, 6/30/17	980	989
Alkermes, Inc. First Lien, 3.500%, 9/25/19	990	994
American Renal Holdings, Inc.	2,523	2,534
Tranche B, First Lien, 4.500%, 8/20/19
Second Lien, 8.500%, 3/20/20	1,860	1,867
AMN Healthcare, Inc. Tranche B, 3.750%, 4/5/18	1,476	1,487
Amneal Pharmaceuticals LLC 6.375%, 11/1/19	2,494	2,512
Aptalis Pharma, Inc. Tranche B, 6.000%, 10/2/20	1,014	1,034
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	858	864
Second Lien, 11.000%, 1/2/19	375	380
Biomet 3.686%, 7/25/17	2,970	2,993
BSN Medical GmbH & Co. KG 4.000%, 8/28/19	2,000	2,018
Capsugel Holdings U.S., Inc. 3.500%, 8/1/18	4,350	4,358
Catalent Pharma Solutions, Inc.
Extended Term Loan 1 3.669%, 9/15/16	959	965
Tranche 2, 4.250%, 9/15/17	262	264
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	2,103	2,116

	PAR VALUE	VALUE
Health Care—(continued)
Community Health Systems, Inc. Extended, 3.742%, 1/25/17	$3,275	$3,305
ConvaTec, Inc. 4.000%, 12/22/16	1,598	1,610
CRC Health Corp. Tranche B-2, 4.667%, 11/16/15	1,439	1,446
DaVita HealthCare Partners, Inc. (DaVita Inc.) Tranche B-2 4.000%, 11/1/19	3,013	3,041
Drumm Investors LLC (Golden Living) 5.000%, 5/4/18	1,680	1,653
Emdeon, Inc. Tranche B-2, 3.750%, 11/2/18	3,048	3,058
Endo Luxembourg Finance 0.000%, 12/11/20(5)	925	930
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	2,583	2,560
Grifols, Inc. Tranche B, 4.250%, 6/1/17	969	977
HCA, Inc. Tranche B-4, 2.997%, 5/1/18	5,312	5,322
Health Management Associates, Inc. Tranche B, 3.500%, 11/16/18	3,292	3,297
Hologic, Inc. Tranche B, 3.750%, 8/1/19	2,708	2,729
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	2,007	2,027
INC Research LLC 6.000%, 7/12/18	556	560
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	1,177	1,166
Kinetic Concepts, Inc.
Tranche D-2, 4.000%, 11/4/16	944	948
Tranche D-1, 4.500%, 5/4/18	581	585
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	137	138
MMM Holdings, Inc. 9.750%, 12/12/17	450	454
MSO of Puerto Rico, Inc. Second Lien, 9.750%, 12/12/17	327	330
Multiplan, Inc. Tranche B-1, 4.000%, 8/26/17	4,108	4,141
National Mentor Holdings, Inc. 6.500%, 2/9/17	973	981
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	2,782	2,805
Par Pharmaceutical Cos, Inc. Tranche B-1, 4.250%, 9/30/19	1,366	1,376
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 4.000%, 12/5/18	1,980	1,996
PRA Holdings, Inc. 5.000%, 9/23/20(5)	2,993	3,006
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	4,561	4,565
Rural/Metro Operating Co. LLC First Lien, 11.000%, 6/30/18	1,743	1,682
Salix Pharmaceuticals Ltd. Tranche B, 0.000%, 12/17/19(5)	2,560	2,589

6

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Sheridan Holdings, Inc. 0.000%, 6/29/18(5)	$994	$994
First Lien, 4.500%, 6/29/18	3,057	3,073
Second Lien, 4.500%, 12/13/21	1,800	1,817
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	1,290	1,294
Surgical Care Affiliates LLC 4.250%, 6/29/18	3,456	3,482
U.S. Renal Care, Inc. 4.250%, 7/3/19	2,476	2,488
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	2,095	2,109
Valeant Pharmaceuticals International, Inc.
Series D2, Tranche B, 3.750%, 2/13/19	3,499	3,528
Series C2, Tranche B 3.750%, 12/11/19	1,022	1,031
Series E, Tranche B 3.750%, 8/5/20	4,963	5,003
VWR Funding, Inc.
Tranche B-1, 4.169%, 4/3/17	165	166
4.169%, 4/3/17	1,206	1,214

		116,531

Industrials—11.1%
ADS Waste Holdings Tranche B, 4.250%, 10/9/19	3,074	3,095
Air Canada 5.500%, 9/26/19	4,265	4,338
Allegion 3.000%, 9/25/20	3,000	3,012
Alliance Laundry Systems LLC
First Lien, 4.750%, 12/10/18	2,326	2,341
Second Lien, 9.500%, 12/10/19	110	111
Alliant Techsystems, Inc. Tranche B, 3.500%, 11/2/20	4,819	4,839
Altegrity, Inc. (U.S. Investigations Services, Inc.) 4.750%, 2/21/15	1,124	1,102
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	7,618	7,682
Apex Tool Group LLC Tranche B, 4.500%, 1/31/20	2,978	2,997
Avis Budget Car Rental LLC 3.000%, 3/15/19	2,807	2,808
AWAS Finance Luxemborg SA 3.500%, 7/16/18	1,058	1,064
Brand Energy & Infrastructure Services, Inc. 4.750%, 11/26/20	3,159	3,182
Brickman Group Holdings, Inc. 0.000%, 12/18/20(5)	721	725
Brock Holdings Ill, Inc.
First Lien, 6.375%, 3/16/17	813	817
Second Lien, 10.000%, 3/16/18	450	458
Ceridian Corp. 4.415%, 5/9/17	6,874	6,913
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	379	385

	PAR VALUE	VALUE
Industrials—(continued)
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	$2,691	$2,694
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	1,644	1,664
Douglas Dynamics LLC 5.750%, 4/18/18	894	894
Ducommon, Inc. 4.750%, 6/28/17	1,396	1,407
DynCorp International, Inc. 6.250%, 7/7/16	839	845
Edwards Ltd. First Lien, 4.500%, 3/26/20	1,502	1,506
Envision Healthcare Corp. (Emergency Medical Services Corp.) 4.000%, 5/25/18	3,712	3,730
Filtration Group Corp.
4.500%, 11/20/20	1,151	1,165
Second Lien, 8.250%, 11/22/21	2,075	2,127
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	1,600	1,616
HD Supply, Inc. 4.500%, 10/12/17	3,265	3,301
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	3,304	3,334
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	3,125	3,106
Mcjunkin Red Man Corp. 5.000%, 11/8/19	1,556	1,580
Mirion Technologies, Inc. 5.750%, 3/30/18	1,220	1,223
Mirror Bidco, Inc. 5.250%, 12/28/19	619	623
Navistar, Inc. Second Lien, 5.750%, 8/17/17	1,319	1,342
OPE USIC Holdings, Inc. 4.750%, 7/10/20	2,985	3,007
Protection One, Inc. 4.250%, 3/21/19	3,465	3,476
Quikrete Co., Inc. 4.000%, 9/26/20(5)	3,990	4,015
Rexnord LLC 4.000%, 8/21/20	4,988	5,009
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	463	467
SI Organization, Inc. (The) Tranche B, 5.500%, 11/22/16	970	954
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	5,490	5,528
Swift Transportation Tranche B-2, 4.000%, 12/21/17	706	711
TransDigm, Inc. Tranche C, 3.750%, 2/28/20	7,984	8,016
US Airways, Inc.
Tranche B-2, 4.000%, 11/23/16	765	769
Tranche B-1, 4.000%, 5/23/19	2,874	2,897
Utex Industries, Inc. First Lien, 4.500%, 4/10/20	1,990	2,002
WCA Waste Corp. (WCA Waste Systems, Inc.) 4.000%, 3/23/18	934	936

7

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
WireCo Worldgroup, Inc. 6.000%, 2/15/17	$444	$449

		116,262

Information Technology—15.6%
Active Network, Inc. First Lien, 5.500%, 11/13/20	2,030	2,045
Activision Blizzard, Inc. 3.250%, 10/12/20	6,649	6,704
Alcatel-Lucent USA, Inc.
5.750%, 1/30/19	4,797	4,826
5.750%, 1/30/19	5,215	5,247
Allflex Holdings III, Inc.
First Lien, 4.250%, 7/17/20	4,988	5,017
Second Lien, 8.000%, 7/19/21	789	801
Applied Systems, Inc.
4.250%, 12/8/16	1,423	1,429
Second Lien, 8.250%, 6/8/17	334	336
Autotrader.com, Inc. Tranche B-1, 4.000%, 12/15/16	1,164	1,174
Avaya, Inc.
Tranche B-3, 4.736%, 10/26/17	2,638	2,587
Tranche B-5, 8.000%, 3/31/18	1,459	1,483
Blue Coat Systems, Inc.
4.500%, 5/31/19	2,844	2,859
Second Lien, 9.500%, 6/26/20	3,154	3,217
BMC Software, Inc. 5.000%, 9/10/20	3,461	3,485
CCC Information Services, Inc. 4.000%, 12/20/19	2,678	2,685
CDW LLC 3.250%, 4/29/20	11,298	11,285
Commscope, Inc. Tranche 3, 2.739%, 1/21/17	791	795
CPI International Acquisition, Inc. (Catalyst Holdings, Inc.) Tranche B, 5.000%, 2/13/17	1,156	1,164
Dell International LLC Tranche B, 4.500%, 4/29/20	4,750	4,772
Deltek, Inc.
First Lien, 5.000%, 10/10/18	3,376	3,394
Second Lien, 10.000%, 10/10/19	1,529	1,560
Epicor Software Corp. (f/k/a Eagle Parent, Inc. ) Tranche B-1, 4.500%, 5/16/18	2,886	2,905
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	3,703	3,731
First Data Corp.
Tranche 2017, 4.164%, 3/24/17	4,381	4,395
Tranche 2018, 4.164%, 3/23/18	6,500	6,521
Freescale Semiconductor, Inc.
Tranche B-5, 5.000%, 2/28/20	3,910	3,958
Tranche B-4, 5.000%, 1/15/21	1,995	2,021

	PAR VALUE	VALUE
Information Technology—(continued)
Genpact Ltd. 3.500%, 8/30/19	$1,233	$1,238
Go Daddy Operating Co. LLC Tranche B-3 Term Loan 4.000%, 12/17/18	4,583	4,599
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17	2,680	2,695
Infor (U.S.), Inc. (Lawson Software, Inc.)
Tranche B-2, 5.250%, 4/5/18	3,641	3,659
Tranche B-3, 3.750%, 6/3/20	4,517	4,517
Information Resources, Inc. (Symphonyiri Group, Inc.) 4.750%, 9/30/20	1,120	1,128
Interactive Data Corp. 3.750%, 2/11/18	2,374	2,381
ION Trading Technologies S.A.R.L. First Lien, 4.500%, 5/22/20	1,371	1,383
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	1,961	1,955
Ipreo Holdings LLC Tranche B-4, 5.000%, 8/7/17	1,223	1,242
Kronos, Inc.
First Lien, 4.500%, 10/30/19	472	477
Second Lien, 9.750%, 4/30/20	3,970	4,116
Microsemi Corp. 3.750%, 2/19/20	826	830
Mitchell International, Inc.
4.500%, 10/12/20	2,500	2,520
4.500%, 10/11/21	1,045	1,063
MMI International Ltd. 7.250%, 11/20/18	1,900	1,851
Moneygram International, Inc. 4.250%, 3/27/20	809	818
Mood Media Corp. First Lien, 7.000%, 5/6/18	1,046	1,050
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	1,051	1,073
Oberthur Technologies of America Corp. 5.750%, 10/18/19	3,000	3,034
Presidio, Inc. 5.750%, 3/31/17	1,760	1,768
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	2,182	2,197
Second Lien, 11.250%, 12/21/19	3,333	3,432
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	531	540
Sensata Technologies BV 3.500%, 5/10/19	1,152	1,163
Sophia LP Tranche B, 4.500%, 7/19/18	1,114	1,122
Sorenson Communications, Inc. 9.500%, 10/31/14	1,985	2,015
Spansion LLC 3.750%, 12/18/19	3,339	3,352
SRA International, Inc. 6.500%, 7/20/18	1,226	1,227
SSI Investments II Ltd. (Skillsoft) 5.000%, 5/26/17	941	950
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche D, 4.500%, 1/31/20	2,504	2,521

8

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Tranche E, 4.000%, 3/8/20	$587	$591
Syniverse Holdings, Inc. 4.000%, 4/23/19	970	975
Verifone, Inc. 0.000%, 10/3/19(5)	1,428	1,440
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	2,334	2,343
Wall Street Systems Delaware, Inc.
First Lien, 5.750%, 10/25/19	693	698
Second Lien, 9.250%, 10/25/20	497	502
Websense, Inc. 4.500%, 6/25/20	1,493	1,495
Zayo Group LLC (Zayo Capital, Inc.) 4.000%, 7/2/19	2,211	2,217

		162,573

Materials—6.2%
AI Chem & Cy S.C.A.
Tranche B-1, 4.500%, 10/4/19	655	662
Tranche B-2, 4.500%, 10/4/19	340	344
Air Distribution Technologies, Inc. (QS0001 Corp.) First Lien, 4.250%, 11/9/18	410	413
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	5,985	6,006
Ardagh Holdings USA, Inc. 4.250%, 12/17/19	1,863	1,877
Arysta LifeScience SPC LLC 4.500%, 5/29/20	2,455	2,473
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	627	628
AZ Chem US, Inc. 5.250%, 12/22/17	865	872
Berlin Packaging, Inc. First Lien, 4.750%, 4/2/19	2,488	2,511
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	5,613	5,606
Tranche D, 3.500%, 12/18/20	2,034	2,035
CEMEX Espana S.A. Tranche A-1, 4.667%, 2/14/17	894	886
Cyanco Intermediate Corp. 5.500%, 5/1/20	1,661	1,669
Distribution International, Inc. 7.500%, 7/16/19	1,990	1,981
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 9.250%, 9/19/14	1,926	1,945
Fairmount Minerals Ltd. Tranche B-2, 6.250%, 9/5/19	1,080	1,099
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	4,997	5,069
General Chemical Corp. 5.375%, 10/6/15	1,131	1,135
Houghton International, Inc. Holding Corp. (HII Holding Corp.)
First Lien, 4.000%, 12/20/19	1,683	1,689

	PAR VALUE	VALUE
Materials—(continued)
Second Lien, 9.500%, 12/21/20	$630	$637
Huntsman International LLC
Extended Tranche B, 2.709%, 4/19/17	1,566	1,570
2.705%, 10/15/20	4,000	4,011
Ineos Group Holdings, Inc. 4.000%, 5/4/18	9,160	9,207
JFB Firth Rixson, Inc. 4.250%, 6/30/17	1,980	1,991
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	2,270	2,135
Novelis, Inc. 3.750%, 3/10/17	631	634
PQ Corp. 4.500%, 8/7/17	1,980	1,997
Pro Mach, Inc. 4.500%, 7/6/17	1,470	1,476
Tronox Pigments B.V. 4.500%, 3/19/20	1,194	1,212
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,357	1,349

		65,119

Telecommunication Services—5.1%
Cincinnati Bell, Inc. 4.000%, 9/10/20	3,242	3,254
Consolidated Communications 0.000%, 12/23/20(5)	1,721	1,737
Cricket Communications, Inc. Tranche C, 4.750%, 3/8/20	1,990	2,001
Crown Castle Operating Co.
3.250%, 1/31/19	6,965	6,989
3.250%, 1/29/21	464	466
Global Tel*Link Corp.
First Lien, 5.000%, 5/22/20	2,003	1,962
Second Lien, 9.000%, 11/23/20	660	632
Grande Communications Networks LLC 4.500%, 5/29/20	995	996
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	1,985	1,995
Integra Telecom Holdings, Inc.
Tranche B, 5.250%, 2/22/19	1,184	1,202
Second Lien, 9.750%, 2/21/20	449	463
Intelsat Jackson Holdings S A. Tranche B-2, 3.750%, 6/30/19	2,838	2,865
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	3,875	3,904
Tranche B, 4.000%, 1/15/20	3,388	3,419
LTS Buyer LLC (Sidera Networks, Inc.) Tranche B, 4.500%, 4/13/20	1,990	2,002
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.)
First Lien, 4.750%, 4/30/20	2,394	2,374

9

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Second Lien 9.000%, 4/30/21	$685	$681
Syniverse Holdings, Inc. 4.000%, 4/23/19	1,440	1,445
Telesat Canada, Inc. Tranche B-2, 3.500%, 3/28/19	3,763	3,777
TW Telecom Holdings, Inc. (Time Warner Telecom Holdings, Inc.) Tranche B, 2.670%, 4/17/20	1,990	1,990
UPC Financing Partnership 4.000%, 1/31/21	3,250	3,267
West Corp. Tranche B-8, 3.750%, 6/30/18	2,507	2,522
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	3,237	3,248

		53,191

Utilities—2.7%
AES Corp. 3.750%, 6/1/18	1,521	1,533
Calpine Construction Finance Co. LP
3.000%, 5/3/20	5,138	5,105
3.250%, 1/31/22	1,990	1,975
Calpine Corp.
4.000%, 4/1/18	1,945	1,962
4.000%, 10/9/19	741	747
4.000%, 10/31/20	500	504
InterGen N.V. 5.500%, 6/15/20	2,677	2,703
NRG Energy, Inc. 2.750%, 7/1/18	5,388	5,383
Raven Power Finance 5.250%, 12/19/20	2,398	2,404
Sapphire Power 6.000%, 7/10/18	1,990	2,012
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.715%, 10/10/17	5,945	4,127

		28,455

TOTAL LOAN AGREEMENTS (Identified Cost $977,937)		985,611

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—0.5%
PowerShares Senior Loan Portfolio	201,000	5,001

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,991)		5,001

TOTAL LONG TERM INVESTMENTS—104.1% (Identified cost $1,078,456)		1,087,544	(7)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.6%

Money Market Mutual Funds—1.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	16,949,287	$16,949

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,949)		16,949

TOTAL INVESTMENTS—105.7% (Identified Cost $1,095,405)		1,104,493	(1)
Other assets and liabilities, net—(5.7)%		(59,841)

NET ASSETS—100.0%		$1,044,652

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $47,234 or 4.5% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	This loan will settle after December 31, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(6)	100% of the income received was in cash.
(7)	All or a portion of the portfolio is segregated as collateral for the line of credit.

Foreign Currencies:

BRL	Brazilian Real
CAD	Canadian Dollar

10

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Canada	2
Australia	1
Luxembourg	1
United Kingdom	1
Other	2

Total	100%

†	% of total investments as of December 31, 2013

11

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,936	$—	$3,154	$782
Corporate Bonds	85,884	—	85,884	—
Foreign Government Securities	447	—	447	—
Loan Agreements	985,611	—	985,611	—
Mortgage-Backed Securities	6,665	—	6,665	—
Equity Securities:
Exchange-Traded Funds	5,001	5,001	—	—
Short-Term Investments	16,949	16,949	—	—

Total Investments	$1,104,493	$21,950	$1,081,761	$782

There were no transfers between level 1 and level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Asset-Backed Securities	Common Stocks
Balance as of September 30, 2013:	$793		$793	$0	(c)
Accrued discount/(premium)	—		—	—
Realized gain (loss)	—		—	—
Change in unrealized appreciation (depreciation)	2		2	—
Purchases	—		—
Sales(b)	(13	)(c)	(13)	—	(c)
Transfers into Level 3 (a)	—		—	—
Transfers from Level 3 (a)	—		—	—

Balance as of December 31, 2013	$782		$782	$—

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security priced at zero $0.

None of the securities in this table are internally fair valued.

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Consumer Discretionary—38.7%
Amazon.com, Inc.(2)	1,311	$523
AMC Networks, Inc. Class A(2)	8,167	556
American Eagle Outfitters, Inc.	36,653	528
Apollo Group, Inc. Class A(2)	19,767	540
AutoNation, Inc.(2)	10,582	526
Buckle, Inc. (The)	10,354	544
Cabela’s, Inc.(2)	8,179	545
Cablevision Systems Corp. Class A	30,651	550
Carnival Corp.	13,572	545
CBS Corp. Class B	8,690	554
Central European Media Enterprises Ltd. Class A(2)	160,792	617
Choice Hotels International, Inc.	10,831	532
Columbia Sportswear Co.	7,001	551
Comcast Corp. Class A	10,368	539
Dick’s Sporting Goods, Inc.	9,233	536
Dillard’s, Inc. Class A	5,518	536
Discovery Communications, Inc. Class A(2)	6,008	543
DISH Network Corp. Class A(2)	9,334	541
DSW, Inc. Class A	12,595	538
Expedia, Inc.	7,800	543
Family Dollar Stores, Inc.	8,160	530
Federal-Mogul Corp.(2)	27,475	541
Fossil Group, Inc.(2)	4,438	532
Gap, Inc. (The)	13,665	534
Garmin Ltd.	11,455	529
Horton (D.R.), Inc.(2)	25,628	572
Host Hotels & Resorts, Inc.	27,650	538
Hyatt Hotels Corp. Class A(2)	10,656	527
International Speedway Corp. Class A	15,304	543
L Brands, Inc.	8,642	535
Las Vegas Sands Corp.	6,891	544
Lennar Corp. Class A	14,090	557
Liberty Global plc Class A(2)	6,128	545
Liberty Media Corp. - Interactive Class A(2)	18,718	549
Liberty Media Corp. Class A(2)	3,635	532
Liberty Ventures Class A(2)	4,336	532
Madison Square Garden Co. (The)(2)	9,508	548
Marriott International, Inc.	10,957	541
Marriott Vacations Worldwide Corp.(2)	9,875	521
MGM Resorts International(2)	23,199	546
Mohawk Industries, Inc.(2)	3,730	555

	SHARES	VALUE
Consumer Discretionary—(continued)
Morningstar, Inc.	6,654	$520
News Corp. Class A(2)	29,716	536
NIKE, Inc. Class B	6,814	536
Nordstrom, Inc.	8,622	533
Penn National Gaming, Inc.(2)	36,973	530
Penske Automotive Group, Inc.	11,405	538
Ralph Lauren Corp.	3,014	532
Sears Holdings Corp.(2)	11,488	563
Sears Hometown and Outlet Stores, Inc.(2)	20,367	519
Starbucks Corp.	6,785	532
Starz - Liberty Capital Class A(2)	18,390	538
Tesla Motors, Inc.(2)	3,678	553
Timken Co. (The)	9,840	542
Twenty-First Century Fox, Inc.	15,404	542
Under Armour, Inc. Class A(2)	6,124	535
Urban Outfitters, Inc.(2)	14,462	537
Viacom, Inc. Class B	6,266	547
Wendy’s Co. (The)	60,719	529
Wynn Resorts Ltd.	2,846	553

		32,453

Consumer Staples—4.5%
Boston Beer Co., Inc. (The) Class A(2)	2,216	536
Brown-Forman Corp. Class B	7,004	529
Estee Lauder Cos., Inc. (The) Class A	7,096	535
Harbinger Group, Inc.(2)	46,340	549
Monster Beverage Corp.(2)	7,959	539
PriceSmart, Inc.	4,569	528
Tootsie Roll Industries, Inc.	15,860	516

		3,732

Energy—5.8%
Chesapeake Energy Corp.	19,441	528
Continental Resources, Inc.(2)	4,694	528
CVR Energy, Inc.	12,644	549
Hess Corp.	6,574	546
RPC, Inc.	29,370	524
Talisman Energy, Inc.	45,992	536
Transocean Ltd.	11,220	554
W&T Offshore, Inc.	33,450	535
Western Refining, Inc.	13,232	561

		4,861

Financials—15.9%
Altisource Portfolio Solutions SA	3,293	522

1

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Amtrust Financial Services, Inc.	16,777	$549
Berkley (W.R.) Corp.	12,336	535
Berkshire Hathaway, Inc. Class B(2)	4,562	541
BOK Financial Corp.	8,236	546
Boston Properties, Inc.	5,095	512
Brown & Brown, Inc.	17,337	544
Charles Schwab Corp. (The)	20,583	535
Credit Acceptance Corp.(2)	4,072	529
Equity Lifestyle Properties, Inc.	14,722	534
Equity Residential	10,144	526
First Citizens BancShares, Inc. Class A	2,345	522
Franklin Resources, Inc.	9,379	542
Gaming and Leisure Properties, Inc.(2)	10,575	537
Greenlight Capital Re Ltd. Class A(2)	15,671	528
Hilltop Holdings, Inc.(2)	23,115	535
Howard Hughes Corp. (The)(2)	4,657	559
Leucadia National Corp.	18,875	535
Loews Corp.	11,056	533
Mercury General Corp.	10,615	528
Ocwen Financial Corp.(2)	9,617	533
Raymond James Financial, Inc.	10,251	535
Simon Property Group, Inc.	3,410	519
Taubman Centers, Inc.	8,282	530
Vornado Realty Trust	5,939	527

		13,336

Health Care—5.1%
Bruker Corp.(2)	26,618	526
Cerner Corp.(2)	9,649	538
Forest Laboratories, Inc.(2)	9,185	551
Halozyme Therapeutics, Inc.(2)	35,532	533
MannKind Corp.(2)	105,711	551
Opko Health, Inc.(2)	58,406	493
Pharmacyclics, Inc.(2)	5,075	537
Teva Pharmaceutical Industries Ltd.	13,352	535

		4,264

Industrials—8.9%
Air Lease Corp.	16,891	525
American Railcar Industries, Inc.	11,702	535
Cintas Corp.	8,895	530
Colfax Corp.(2)	8,548	544
Covanta Holding Corp.	29,828	530
Danaher Corp.	6,893	532

	SHARES	VALUE
Industrials—(continued)
Fastenal Co.	11,556	$549
FedEx Corp.	3,693	531
Grainger (W.W.), Inc.	2,120	542
Illinois Tool Works, Inc.	6,434	541
MSC Industrial Direct Co., Inc. Class A	6,533	528
Navistar International Corp.(2)	14,185	542
Rollins, Inc.	17,799	539
Werner Enterprises, Inc.	21,419	530

		7,498

Information Technology—14.8%
Amkor Technology, Inc.(2)	91,336	560
Anixter International, Inc.(2)	5,958	535
Broadcom Corp. Class A	18,453	547
DST Systems, Inc.	5,837	530
eBay, Inc.(2)	9,666	530
EchoStar Corp. Class A(2)	10,918	543
Google, Inc. Class A(2)	478	536
IAC/InterActiveCorp.	7,850	539
Intuit, Inc.	7,005	535
Marvell Technology Group Ltd.	39,541	568
Mentor Graphics Corp.	22,110	532
National Instruments Corp.	17,047	546
Nuance Communications, Inc.(2)	35,306	537
Oracle Corp.	14,501	555
Paychex, Inc.	11,683	532
Pegasystems, Inc.	10,728	528
QUALCOMM, Inc.	7,247	538
Rackspace Hosting, Inc.(2)	14,223	556
RealPage, Inc.(2)	23,306	545
Salesforce.com, Inc.(2)	9,823	542
Syntel Co.(2)	5,787	526
TeleTech Holdings, Inc.(2)	22,443	537
Yahoo!, Inc.(2)	13,146	532

		12,429

Materials—5.2%
Airgas, Inc.	4,801	537
Huntsman Corp.	22,183	546
LyondellBasell Industries N.V. Class A	6,708	538
NewMarket Corp.	1,607	537
Novagold Resources, Inc.(2)	227,208	577
Scotts Miracle-Gro Co. (The) Class A	8,616	536
Silgan Holdings, Inc.	11,153	536

2

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Westlake Chemical Corp.	4,506	$550

		4,357

TOTAL COMMON STOCKS (Identified Cost $76,514)		82,930

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $76,514)		82,930

TOTAL INVESTMENTS—98.9% (Identified Cost $76,514)		82,930	(1)
Other assets and liabilities, net—1.1%		950

NET ASSETS—100.0%		$83,880

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

3

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Bermuda	1
Canada	1
Israel	1
Netherlands	1
Switzerland	1
United Kingdom	1
Other	1

Total	100%

†	% of total investments as of December 31, 2013

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$82,930	$82,930

Total Investments	$82,930	$82,930

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between level 1 and level 2 for the period.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 32 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices For similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non - U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non - U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange “NYSE”) that may impact the value of securities traded in these non - U.S. markets. In such cases the Fund fair values non - U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non - U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2013 (CONTINUED) (UNAUDITED)

hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non - U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and is generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in close-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 pm Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds own the following internally fair valued securities and which are categorized as Level 3 in the hierarchy.

Bond Fund	United Artists Theatre Circuit, Inc.
High Yield Fund	United Artists Theatre Circuit, Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity.

Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Options contracts

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2013 (CONTINUED) (UNAUDITED)

Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

D. Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2013, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
AlphaSector® Rotation Fund	$1,027	$1,049
Foreign Opportunities Fund	8,226	8,642
Global Opportunities Fund	13	13
Premium AlphaSector® Fund	8,049	8,261

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2013 (CONTINUED) (UNAUDITED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At December 31, 2013, there were no illiquid and restricted securities held by the funds.

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2013 (CONTINUED) (UNAUDITED)

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At December 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium AlphaSector(R) Fund	$24,799	$64,584	$(89)	$64,495
AlphaSector(R) Rotation Fund	597,360	166,217	(3,070)	163,147
Alternatives Diversifier Fund	196,759	24,080	(36,646)	(12,566)
Bond Fund	80,042	1,767	(2,109)	(342)
CA Tax-Exempt Bond	44,733	2,189	(1,237)	952
Disciplined Equity Style Fund	1,403	310	—	310
Disciplined Select Bond Fund	1,013	1	(21)	(20)
Disciplined Select Country Fund	1,085	186	—	186
Dynamic AlphaSector(R) Fund (Longpositions)	2,544,218	361,295	(78)	361,217
Dynamic AlphaSector(R) Fund (Shortpositions)	(124,207)	—	(2,176)	(2,176)
Emerging Markets Debt Fund	29,275	218	(2,097)	(1,879)
Emerging Markets Equity Income Fund	91,116	1,291	(806)	485
Emerging Markets Small Cap Fund	3,426	31	(50)	(19)
Foreign Opportunities Fund	1,524,685	417,908	(48,353)	369,555
Global Commodities Stock Fund	21,816	3,335	(692)	2,643
Global Dividend Fund	118,785	28,019	(580)	27,439
Global Opportunities Fund	91,299	29,574	(2,680)	26,894
Global Premium AlphaSector(R) Fund	154,919	22,687	(33)	22,654
Global Real Estate Securities Fund	41,291	2,754	(1,253)	1,501
Greater Asia ex Japan Opportunities Fund	6,155	1,874	(240)	1,634
Greater European Opportunities Fund	15,240	3,363	(294)	3,069
Herzfeld Fund	13,451	394	(496)	(102)
High Yield Fund	96,099	3,124	(701)	2,423
International Equity Fund	5,689	460	(20)	440
International Real Estate Securities Fund	38,407	2,913	(755)	2,158
International Small-Cap Fund	34,465	3,341	(315)	3,026
Low Volatility Equity Fund	1,559	191	(6)	185
Multi-Sector Intermediate Bond Fund	8,265,433	195,478	(113,551)	81,927
Multi-Sector Short Term Bond Fund	370,094	10,590	(10,470)	120
Premium AlphaSector(R) Fund	5,683,484	1,297,583	(26,314)	1,271,269
Real Estate Securities Fund	954,872	378,750	(19,013)	359,737
Senior Floating Rate Fund	1,095,412	11,327	(2,246)	9,081
Wealth Masters Fund	76,599	7,153	(822)	6,331

NOTE 4—SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that the following subsequent event requires recognition or disclosure in the financial statements: On January 21, 2014, the Board of Trustees of the Virtus Opportunities Trust voted to liquidate the Virtus Greater Asia ex Japan Opportunities Fund. Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective February 28, 2014, the Virtus Greater Asia ex Japan Opportunities Fund will be closed to new investors and additional investor deposits. On or about February 28, 2014 (the “Liquidation Date”), the Fund will be liquidated at its net asset value

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    02/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    02/27/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    02/27/14

* Print the name and title of each signing officer under his or her signature.